UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (59.3%)

Consumer Discretionary (5.7%)
McDonald's Corp.	457,082	25,491
The Walt Disney Co.	698,770	21,927
Comcast Corp. Class A	1,046,343	20,236
Time Warner, Inc.	1,396,885	19,584
Home Depot, Inc.	652,316	18,245
News Corp., Class A	871,551	16,342
Target Corp.	304,802	15,447
Lowe's Cos., Inc.	568,417	13,039
NIKE, Inc. Class B	143,590	9,764
* Viacom Inc. Class B	218,845	8,671
* Amazon.com, Inc.	119,799	8,542
Johnson Controls, Inc.	229,655	7,762
Yum! Brands, Inc.	196,774	7,322
Carnival Corp.	169,092	6,845
* DIRECTV Group, Inc.	268,784	6,663
Staples, Inc.	273,686	6,051
Best Buy Co., Inc.	137,516	5,701
TJX Cos., Inc.	171,849	5,683
Omnicom Group Inc.	126,474	5,588
Clear Channel Communications, Inc.	183,212	5,353
CBS Corp.	228,453	5,044
* Kohl's Corp.	117,560	5,042
* Starbucks Corp.	285,387	4,994
International Game Technology	121,738	4,895
The McGraw-Hill Cos., Inc.	127,128	4,697
Marriott International, Inc. Class A	129,602	4,453
* Coach, Inc.	143,239	4,319
* Liberty Media Corp.	190,344	4,309
The Gap, Inc.	216,940	4,269
Fortune Brands, Inc.	59,541	4,138
Starwood Hotels & Resorts Worldwide, Inc.	76,991	3,984
Macy's Inc.	167,576	3,864
* Ford Motor Co.	670,341	3,834
* Liberty Media Corp.-Interactive Series A	223,829	3,613
Harley-Davidson, Inc.	93,466	3,505
General Motors Corp.	175,438	3,342
J.C. Penney Co., Inc. (Holding Co.)	81,647	3,079
*^ Sears Holdings Corp.	30,146	3,078
* Bed Bath & Beyond, Inc.	103,759	3,061
* Las Vegas Sands Corp.	41,400	3,049
* GameStop Corp. Class A	56,248	2,909
Mattel, Inc.	142,375	2,833
VF Corp.	34,185	2,650
H & R Block, Inc.	126,887	2,634
Genuine Parts Co.	65,174	2,621
Whirlpool Corp.	30,031	2,606
Gannett Co., Inc.	89,644	2,604
Garmin Ltd.	46,400	2,506
Newell Rubbermaid, Inc.	108,325	2,477
Tim Hortons, Inc.	72,708	2,476
Abercrombie & Fitch Co.	33,763	2,469
Wynn Resorts Ltd.	24,454	2,461
* Liberty Global, Inc. Class A	69,762	2,377
* Apollo Group, Inc. Class A	54,778	2,366
Nordstrom, Inc.	72,088	2,350
* DISH Network Corp.	81,159	2,332
* Liberty Global, Inc. Series C	71,445	2,321
* MGM Mirage, Inc.	38,545	2,265
* Discovery Holding Co. Class A	104,593	2,219
Tiffany & Co.	52,463	2,195
Sherwin-Williams Co.	42,639	2,176
Limited Brands, Inc.	123,454	2,111
* AutoZone Inc.	18,095	2,060
Eastman Kodak Co.	111,271	1,966
BorgWarner, Inc.	44,832	1,929
* Cablevision Systems NY Group Class A	89,901	1,927
* The Goodyear Tire & Rubber Co.	73,957	1,908
Comcast Corp. Special Class A	97,197	1,844
Royal Caribbean Cruises, Ltd.	53,434	1,758
* Time Warner Cable, Inc.	69,600	1,739
D. R. Horton, Inc.	109,698	1,728
* Priceline.com, Inc.	14,122	1,707
Darden Restaurants Inc.	52,155	1,698
* Expedia, Inc.	75,614	1,655
*^ CarMax, Inc.	85,042	1,652
Black & Decker Corp.	24,403	1,613
Ross Stores, Inc.	53,715	1,609
* IAC/InterActiveCorp	75,808	1,574
*^ Sirius Satellite Radio, Inc.	538,052	1,539
* Interpublic Group of Cos., Inc.	181,666	1,528
Autoliv, Inc.	30,434	1,528
*^ Mohawk Industries, Inc.	21,292	1,525
Virgin Media Inc.	107,610	1,514
Hasbro, Inc.	54,213	1,513
Washington Post Co. Class B	2,254	1,491
E.W. Scripps Co. Class A	34,158	1,435
Wyndham Worldwide Corp.	69,286	1,433
* Urban Outfitters, Inc.	45,400	1,423
* XM Satellite Radio Holdings, Inc.	122,379	1,422
The Stanley Works	28,585	1,361
Polo Ralph Lauren Corp.	23,298	1,358
Advance Auto Parts, Inc.	39,085	1,331
American Eagle Outfitters, Inc.	75,815	1,328
* Penn National Gaming, Inc.	28,576	1,250
Pulte Homes, Inc.	85,132	1,239
* Toll Brothers, Inc.	52,076	1,223
* O'Reilly Automotive, Inc.	42,081	1,200
* Office Depot, Inc.	106,642	1,178
Centex Corp.	47,482	1,150
Service Corp. International	109,959	1,115
WABCO Holdings Inc.	23,770	1,084
* Hanesbrands Inc.	36,882	1,077
PetSmart, Inc.	52,603	1,075
* Lamar Advertising Co. Class A	29,924	1,075
Snap-On Inc.	21,135	1,075
Family Dollar Stores, Inc.	53,897	1,051
* Dollar Tree,Inc.	37,868	1,045
Harman International Industries, Inc.	23,986	1,044
Leggett & Platt, Inc.	66,658	1,017
^ New York Times Co. Class A	53,108	1,003
* NVR, Inc.	1,677	1,002
* LKQ Corp.	44,520	1,000
DeVry, Inc.	23,768	994
Gentex Corp.	53,845	923
Tupperware Brands Corp.	23,790	920
^ Williams-Sonoma, Inc.	36,717	890
Lennar Corp. Class A	46,760	880
* Dick's Sporting Goods, Inc.	32,826	879
* AutoNation, Inc.	58,060	869
Strayer Education, Inc.	5,600	854
Phillips-Van Heusen Corp.	21,900	830
* Aeropostale, Inc.	30,450	826
RadioShack Corp.	50,237	816
Burger King Holdings Inc.	29,019	803
* Big Lots Inc.	35,642	795
Wendy's International, Inc.	34,361	792
Brinker International, Inc.	41,200	764
Guess ?, Inc.	18,555	751
KB Home	29,913	740
Liz Claiborne, Inc.	39,629	719
* DreamWorks Animation SKG, Inc.	27,820	717
Orient-Express Hotel Ltd.	16,600	716
* ITT Educational Services, Inc.	15,473	711
Foot Locker, Inc.	60,232	709
* Lear Corp.	27,319	708
* The Warnaco Group, Inc.	17,600	694
* J. Crew Group, Inc.	15,622	690
Sotheby's	23,374	676
*^ Netflix.com, Inc.	19,338	670
* Jack in the Box Inc.	24,780	666
* Getty Images, Inc.	20,804	666
* Jarden Corp.	30,431	662
* Chipotle Mexican Grill, Inc. Class B	6,755	656
* Bally Technologies Inc.	18,935	650
* Saks Inc.	51,212	639
MDC Holdings, Inc.	14,540	637
John Wiley & Sons Class A	15,998	635
* Marvel Entertainment, Inc.	23,601	632
Barnes & Noble, Inc.	20,593	631
*^ Chipotle Mexican Grill, Inc.	5,536	628
* AnnTaylor Stores Corp.	25,328	612
* WMS Industries, Inc.	16,950	610
Wolverine World Wide, Inc.	20,775	603
Weight Watchers International, Inc.	12,643	586
* Scientific Games Corp.	27,694	585
Meredith Corp.	15,272	584
^ Polaris Industries, Inc.	14,190	582
Matthews International Corp.	12,014	580
* The Cheesecake Factory Inc.	26,492	577
* Fossil, Inc.	18,704	571
OfficeMax, Inc.	29,657	568
Brunswick Corp.	34,808	556
* Tractor Supply Co.	13,849	547
* Sonic Corp.	24,691	544
Regal Entertainment Group Class A	28,100	542
Ryland Group, Inc.	16,249	534
*^ Crocs, Inc.	30,100	526
* Vail Resorts Inc.	10,800	522
* Deckers Outdoor Corp.	4,800	518
*^ Panera Bread Co.	12,300	515
* TRW Automotive Holdings Corp.	21,980	514
* Tenneco Automotive, Inc.	18,260	510
International Speedway Corp.	12,255	505
Arbitron Inc.	11,578	500
* Gaylord Entertainment Co.	16,240	492
* The Gymboree Corp.	12,300	491
* Rent-A-Center, Inc.	26,670	489
* Chico's FAS, Inc.	68,301	486
Choice Hotels International, Inc.	14,200	484
* Gemstar-TV Guide International, Inc.	102,350	481
* Quiksilver, Inc.	48,140	472
Men's Wearhouse, Inc.	20,192	470
Regis Corp.	16,912	465
* Lions Gate Entertainment Corp.	47,328	461
* Bright Horizons Family Solutions, Inc.	10,500	452
Boyd Gaming Corp.	22,556	451
* Exide Technologies	33,986	445
* Career Education Corp.	34,928	444
Jones Apparel Group, Inc.	32,740	439
Thor Industries, Inc.	14,382	428
Interactive Data Corp.	14,933	425
Dillard's Inc.	24,395	420
* CTC Media, Inc.	15,124	420
*^ Life Time Fitness, Inc.	13,183	411
*^ Under Armour, Inc.	11,182	409
* Zale Corp.	20,098	397
* Scholastic Corp.	13,100	397
* Pacific Sunwear of California, Inc.	31,048	392
Callaway Golf Co.	26,604	391
* Morningstar, Inc.	6,264	384
Bob Evans Farms, Inc.	13,638	376
* Carter's, Inc.	23,188	374
American Greetings Corp. Class A	20,144	374
Belo Corp. Class A	35,150	372
^ Pool Corp.	19,278	364
Aaron Rents, Inc.	16,875	363
National CineMedia Inc.	16,158	363
American Axle & Manufacturing Holdings, Inc.	17,536	359
CBRL Group, Inc.	9,923	355
* Iconix Brand Group Inc.	20,188	350
* CEC Entertainment Inc.	11,994	346
Cooper Tire & Rubber Co.	22,793	341
Ethan Allen Interiors, Inc.	10,959	312
* Pinnacle Entertainment, Inc.	23,600	302
* Live Nation, Inc.	24,857	302
* Collective Brands, Inc.	24,850	301
ArvinMeritor, Inc.	23,381	292
* Tween Brands, Inc.	11,798	292
^ IHOP Corp.	6,051	290
*^ Blue Nile Inc.	5,307	287
Brown Shoe Co., Inc.	18,675	281
* Corinthian Colleges, Inc.	38,291	277
* The Children's Place Retail Stores, Inc.	11,200	275
*^ Cabela's Inc.	19,200	272
*^ P.F. Chang's China Bistro, Inc.	9,500	270
Harte-Hanks, Inc.	19,399	265
Stewart Enterprises, Inc. Class A	41,300	265
Penske Automotive Group Inc.	13,600	265
* Champion Enterprises, Inc.	26,000	261
Stage Stores, Inc.	15,843	257
* Timberland Co.	18,468	254
Circuit City Stores, Inc.	63,683	253
Domino's Pizza, Inc.	18,600	251
* Coinstar, Inc.	8,842	249
* Texas Roadhouse, Inc.	25,100	246
* Visteon Corp.	64,452	242
^ The McClatchy Co. Class A	22,597	242
* Skechers U.S.A., Inc.	11,700	236
Columbia Sportswear Co.	5,284	233
* JAKKS Pacific, Inc.	8,361	231
* Papa John's International, Inc.	8,900	215
* Pier 1 Imports Inc.	33,984	213
* Charming Shoppes, Inc.	43,856	212
* The Dress Barn, Inc.	16,288	211
CKE Restaurants Inc.	18,751	210
^ Winnebago Industries, Inc.	12,342	209
Idearc Inc.	57,259	208
The Buckle, Inc.	4,650	208
Sonic Automotive, Inc.	10,099	208
* Hibbett Sports Inc.	13,318	206
^ Tempur-Pedic International Inc.	18,636	205
Ameristar Casinos, Inc.	10,854	198
* INVESTools Inc.	17,969	197
*^ Blockbuster Inc. Class A	59,686	195
Furniture Brands International Inc.	16,573	194
* Sally Beauty Co. Inc.	27,755	192
* Helen of Troy Ltd.	11,400	191
* 99 Cents Only Stores	19,329	191
* California Pizza Kitchen, Inc.	14,550	191
* Valassis Communications, Inc.	17,258	187
* Genesco, Inc.	8,000	185
Group 1 Automotive, Inc.	7,851	184
Blyth, Inc.	9,324	184
* Red Robin Gourmet Burgers, Inc.	4,700	177
* RC2 Corp.	8,400	176
*^ NutriSystem, Inc.	11,590	175
Hearst-Argyle Television Inc.	8,411	174
The Pep Boys (Manny, Moe & Jack)	17,240	172
Modine Manufacturing Co.	11,838	172
* Steiner Leisure Ltd.	5,085	168
* Pre-Paid Legal Services, Inc.	3,880	165
*^ Meritage Corp.	8,400	162
Ruby Tuesday, Inc.	21,633	162
Speedway Motorsports, Inc.	6,285	158
Superior Industries International, Inc.	7,479	155
Movado Group, Inc.	7,876	154
Sinclair Broadcast Group, Inc.	17,200	153
Cato Corp. Class A	10,198	152
* BJ's Restaurants Inc.	10,556	152
* Cox Radio, Inc.	12,678	151
K-Swiss, Inc.	9,200	146
* Aftermarket Technology Corp.	7,429	144
The Marcus Corp.	7,500	144
* Raser Technologies, Inc.	16,700	143
Jackson Hewitt Tax Service Inc.	12,400	142
^ La-Z-Boy Inc.	17,047	142
^ Lee Enterprises, Inc.	14,198	142
Christopher & Banks Corp.	14,202	142
UniFirst Corp.	3,800	141
* CSK Auto Corp.	15,110	141
* R.H. Donnelley Corp.	27,739	140
Borders Group, Inc.	23,717	139
* Steven Madden, Ltd.	8,087	139
Oxford Industries, Inc.	6,100	137
* Hayes Lemmerz International, Inc.	49,137	137
Fred's, Inc.	13,350	137
* Citi Trends Inc.	7,400	137
Asbury Automotive Group, Inc.	9,700	133
Sauer-Danfoss, Inc.	6,000	133
Cherokee Inc.	3,938	133
^ Beazer Homes USA, Inc.	14,000	132
* Drew Industries, Inc.	5,382	132
*^ Hovnanian Enterprises Inc. Class A	12,376	131
Journal Communications, Inc.	17,539	129
Citadel Broadcasting Corp.	77,811	129
Triarc Cos., Inc. Class B	18,607	129
* Universal Electronics, Inc.	5,289	128
Churchill Downs, Inc.	2,700	128
* GSI Commerce, Inc.	9,627	127
*^ Charter Communications, Inc.	145,832	124
Monro Muffler Brake, Inc.	7,320	124
* Entravision Communications Corp.	18,529	123
* Morgans Hotel Group	8,300	123
World Wrestling Entertainment, Inc.	6,600	123
RCN Corp.	10,935	122
Entercom Communications Corp.	12,294	122
Landry's Restaurants, Inc.	7,384	120
* Perry Ellis International Corp.	5,491	120
Ambassadors Group, Inc.	6,200	117
* Unifi, Inc.	39,870	115
Standard Pacific Corp.	22,938	111
* The Wet Seal, Inc. Class A	32,875	111
Big 5 Sporting Goods Corp.	12,700	111
* Nexcen Brands, Inc.	32,292	111
* Capella Education Co.	2,020	110
Cinemark Holdings Inc.	8,600	110
* Coldwater Creek Inc.	21,518	109
CKX, Inc.	11,273	107
*^ Jos. A. Bank Clothiers, Inc.	5,125	105
* Charlotte Russe Holding Inc.	6,000	104
* Buffalo Wild Wings Inc.	4,200	103
* Reading International Inc. Class A	10,600	100
Media General, Inc. Class A	7,157	100
* Sturm, Ruger & Co., Inc.	12,176	100
* Midas Inc.	5,783	99
* Riviera Holdings Corp.	4,800	99
* Cumulus Media Inc.	15,330	98
Skyline Corp.	3,500	97
* Peet's Coffee & Tea Inc.	4,134	97
^ Sealy Corp.	12,647	96
* Universal Technical Institute Inc.	8,178	96
National Presto Industries, Inc.	1,820	95
* drugstore.com, Inc.	42,841	95
* Lin TV Corp.	9,878	95
* Fleetwood Enterprises, Inc.	20,400	94
* Zumiez Inc.	5,956	93
* Jo-Ann Stores, Inc.	6,335	93
* Leapfrog Enterprises, Inc.	13,180	93
* Knology, Inc.	7,107	92
* Cavco Industries, Inc.	2,610	91
* Mediacom Communications Corp.	20,480	89
* Hot Topic, Inc.	20,369	88
Monaco Coach Corp.	9,194	87
* Rentrak Corp.	7,200	87
*^ Avatar Holding, Inc.	1,994	87
* Casual Male Retail Group, Inc.	20,575	86
^ Talbots Inc.	7,978	86
* Audiovox Corp.	7,998	85
* REX Stores Corp.	4,300	85
Haverty Furniture Cos., Inc.	7,948	85
* MTR Gaming Group Inc.	12,037	84
Finish Line, Inc.	17,675	84
* PC Mall, Inc.	7,800	83
O'Charley's Inc.	7,039	81
bebe stores, inc.	7,350	79
Systemax Inc.	6,500	78
* Krispy Kreme Doughnuts, Inc.	25,597	78
* Stoneridge, Inc.	5,800	78
* Russ Berrie and Co., Inc.	5,538	78
*^ Smith & Wesson Holding Corp.	15,460	78
* Shutterfly, Inc.	5,200	77
* Levitt Corp. Class A	39,049	77
* Amerigon Inc.	5,200	77
* AH Belo Corp.	6,710	77
* Alloy, Inc.	10,275	75
^ Brookfield Homes Corp.	4,479	75
* Volcom, Inc.	3,714	75
* Harris Interactive Inc.	27,000	74
* 1-800-FLOWERS.COM, Inc.	8,637	74
* Steak n Shake Co.	9,282	73
Strattec Security Corp.	1,725	73
* MarineMax, Inc.	5,700	71
Spartan Motors, Inc.	8,389	71
* Monarch Casino & Resort, Inc.	4,000	71
Warner Music Group Corp.	14,212	71
Libbey, Inc.	4,200	71
CSS Industries, Inc.	2,010	70
*^ Six Flags, Inc.	42,579	70
* Carriage Services, Inc.	8,900	70
Stanley Furniture Co., Inc.	5,600	69
* Denny's Corp.	23,112	69
* Maidenform Brands, Inc.	4,200	68
* AFC Enterprises, Inc.	7,585	68
* Select Comfort Corp.	18,937	68
*^ True Religion Apparel, Inc.	3,657	68
* Interstate Hotels & Resorts, Inc.	13,982	67
* DSW Inc. Class A	5,151	67
* Morton's Restaurant Group Inc.	8,400	67
M/I Homes, Inc.	3,900	66
* ValueVision Media, Inc.	11,940	66
* Tuesday Morning Corp.	12,473	65
* Shuffle Master, Inc.	11,913	64
Gray Television, Inc.	11,200	64
* Daily Journal Corp.	1,428	64
* America's Car-Mart, Inc.	5,000	63
* Steinway Musical Instruments Inc.	2,200	63
Kenneth Cole Productions, Inc.	3,650	62
* DG FastChannel Inc.	3,219	62
* Fisher Communications, Inc.	1,960	61
* Stamps.com Inc.	5,950	61
PRIMEDIA Inc.	8,292	61
* Famous Dave's of America, Inc.	6,350	61
* Playboy Enterprises, Inc. Class B	7,200	60
* Gaiam, Inc.	3,441	60
Stein Mart, Inc.	10,466	59
Lennar Corp. Class B	3,364	58
* Lodgian, Inc.	5,200	58
Lithia Motors, Inc.	5,600	57
Dover Downs Gaming & Entertainment, Inc.	6,583	56
* Luby's, Inc.	7,600	54
CPI Corp.	3,100	54
* Great Wolf Resorts, Inc.	8,318	53
Building Materials Holding Corp.	12,100	53
* Westwood One, Inc.	24,568	52
*^ Overstock.com, Inc.	4,262	51
Weyco Group, Inc.	1,696	50
^ GateHouse Media, Inc.	8,499	50
* Core-Mark Holding Co., Inc.	1,700	49
* Cosi, Inc.	16,980	49
* 4Kids Entertainment Inc.	4,900	48
* PetMed Express, Inc.	4,200	47
Standard Motor Products, Inc.	7,500	46
* Fuel Systems Solutions, Inc.	3,442	46
Bassett Furniture Industries, Inc.	3,700	46
FTD Group, Inc.	3,400	46
* Martha Stewart Living Omnimedia, Inc.	6,130	46
* Multimedia Games Inc.	8,500	45
* Saga Communications, Inc.	8,100	45
* Cache, Inc.	3,950	45
*^ Conn's, Inc.	2,700	44
* Mothers Work, Inc.	2,634	44
* Benihana Inc. Class A	3,860	44
* New York & Co., Inc.	7,400	42
* Restoration Hardware, Inc.	9,701	42
* Bluegreen Corp.	6,200	42
Marine Products Corp.	5,136	41
* Isle of Capri Casinos, Inc.	5,797	41
* Viacom Inc. Class A	1,040	41
Arctic Cat, Inc.	5,600	41
*^ WCI Communities, Inc.	12,150	41
* Nexstar Broadcasting Group, Inc.	6,817	40
* LodgeNet Interactive Corp.	6,600	40
* Lazare Kaplan International, Inc.	4,741	40
*^ Trump Entertainment Resorts, Inc.	11,058	40
Triarc Cos., Inc. Class A	6,100	38
Koss Corp.	2,101	37
* New Motion, Inc.	8,417	37
Dover Motorsports, Inc.	5,900	36
* Emmis Communications, Inc.	10,365	36
* Build-A-Bear-Workshop, Inc.	3,900	35
* The Princeton Review, Inc.	4,500	35
* Retail Ventures, Inc.	7,300	35
* Shoe Carnival, Inc.	2,550	35
* McCormick & Schmick's Seafood Restaurants, Inc.	2,860	33
* A.C. Moore Arts & Crafts, Inc.	4,858	33
Nautilus Inc.	9,900	33
* dELiA*S, Inc.	11,858	32
* Source Interlink Cos., Inc.	16,591	32
* Radio One, Inc. Class D	20,091	31
Books-a-Million Inc.	3,400	30
* Ruth's Chris Steak House Inc.	4,202	29
* Ashworth, Inc.	10,078	29
Lifetime Brands, Inc.	3,200	29
* West Marine, Inc.	4,100	29
* Trans World Entertainment Corp.	7,150	27
* G-III Apparel Group, Ltd.	2,000	27
Carmike Cinemas, Inc.	2,600	27
* Blockbuster Inc. Class B	8,811	25
* Jamba Inc.	9,207	24
* Eddie Bauer Holding, Inc.	6,247	24
* Heelys Inc.	5,550	24
* Cost Plus, Inc.	7,100	24
* Progressive Gaming International Corp.	11,136	24
CBS Corp. Class A	1,040	23
* Hartmarx Corp.	7,700	22
* Benihana Inc.	1,930	22
* Radio One, Inc.	14,000	21
* Rubio's Restaurants, Inc.	3,622	21
Hooker Furniture Corp.	900	20
* Premier Exhibitions Inc.	3,300	20
* Spanish Broadcasting System, Inc.	11,100	20
* iRobot Corp.	1,145	20
* Palm Harbor Homes, Inc.	3,600	19
* Empire Resorts Inc.	12,697	17
* Youbet.com, Inc.	21,280	17
Noble International, Ltd.	2,700	17
* Century Casinos, Inc.	5,100	17
Salem Communications Corp.	3,960	16
* Sun-Times Media Group, Inc.	21,809	16
* Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	15
* Design Within Reach Inc.	5,339	15
Beasley Broadcast Group, Inc.	4,235	15
Escalade, Inc.	1,686	15
* Pomeroy IT Solutions, Inc.	2,700	15
* Navarre Corp.	8,214	14
* Hollywood Media Corp.	6,000	14
*^ Syntax-Brillian Corp.	14,425	14
Coachmen Industries, Inc.	4,740	14
* Regent Communications, Inc.	11,300	14
* Dorman Products, Inc.	1,217	13
Ambassadors International, Inc.	1,700	13
Bon-Ton Stores, Inc.	2,200	12
* S&K Famous Brands Inc.	1,795	11
* Emerson Radio Corp.	9,600	11
* Lenox Group, Inc.	5,805	10
* California Coastal Communities, Inc.	2,111	10
Shiloh Industries, Inc.	900	10
* Tarragon Corp.	4,500	10
Flexsteel Industries, Inc.	701	9
^ Orleans Homebuilders, Inc.	1,500	9
Charles & Colvard Ltd.	6,925	9
* The Dixie Group, Inc.	1,011	8
* Fairchild Corp.	3,570	8
* Outdoor Channel Holdings Inc.	1,100	8
* Kirkland's, Inc.	6,400	8
Craftmade International, Inc.	960	8
News Corp., Class B	400	8
* Carrols Restaurant Group Inc.	844	8
Journal Register Co.	14,275	7
* Concord Camera Corp.	1,780	7
* Town Sports International Holdings, Inc.	1,000	6
* Rocky Brands Inc	1,000	6
Collectors Universe, Inc.	500	5
* Gander Mountain Co.	800	5
* Joe's Jeans, Inc.	4,000	5
* Young Broadcasting Inc.	5,997	5
* Proliance International Inc.	2,412	4
* Magna Entertainment Corp. Class A	12,593	4
* Buca, Inc.	6,206	4
* Red Lion Hotels Corp.	400	3
* Triple Crown Media, Inc.	1,120	3
* Culp, Inc.	400	3
* Lakes Entertainment, Inc.	600	3
* Tarrant Apparel Group, Inc.	3,500	2
* WPT Enterprises Inc.	1,600	2
* Directed Electronics Inc.	1,000	2
Cobra Electronics Corp.	398	2
* Comstock Homebuilding Cos., Inc.	1,367	1
* Wilsons The Leather Experts Inc.	4,000	1
Celebrate Express, Inc.	100	1
* SPAR Group, Inc.	300	-
* Varsity Group Inc.	100	-
* Gadzooks, Inc.	4,700	-

		528,689

Consumer Staples (5.7%)
The Procter & Gamble Co.	1,199,698	84,063
The Coca-Cola Co.	803,622	48,916
Wal-Mart Stores, Inc.	928,332	48,905
PepsiCo, Inc.	621,982	44,907
Philip Morris International Inc.	813,642	41,154
CVS/Caremark Corp.	570,557	23,113
Kraft Foods Inc.	598,081	18,546
Altria Group, Inc.	813,642	18,063
Colgate-Palmolive Co.	196,923	15,342
Walgreen Co.	383,053	14,590
Anheuser-Busch Cos., Inc.	283,673	13,460
Costco Wholesale Corp.	167,681	10,894
Kimberly-Clark Corp.	163,667	10,565
Archer-Daniels-Midland Co.	223,521	9,200
General Mills, Inc.	130,043	7,787
Sysco Corp.	235,462	6,833
Avon Products, Inc.	165,727	6,553
The Kroger Co.	250,658	6,367
H.J. Heinz Co.	122,513	5,754
Kellogg Co.	106,716	5,609
Safeway, Inc.	170,836	5,014
ConAgra Foods, Inc.	188,670	4,519
Bunge Ltd.	46,825	4,068
Reynolds American Inc.	68,538	4,046
Wm. Wrigley Jr. Co.	64,103	4,028
Sara Lee Corp.	280,463	3,921
UST, Inc.	61,020	3,327
Carolina Group	42,069	3,052
The Clorox Co.	53,778	3,046
Campbell Soup Co.	89,055	3,023
Molson Coors Brewing Co. Class B	50,286	2,644
Coca-Cola Enterprises, Inc.	102,960	2,492
SuperValu Inc.	81,558	2,445
The Hershey Co.	61,460	2,315
The Estee Lauder Cos. Inc. Class A	42,126	1,931
* Energizer Holdings, Inc.	21,101	1,909
Whole Foods Market, Inc.	54,272	1,789
The Pepsi Bottling Group, Inc.	52,340	1,775
Tyson Foods, Inc.	105,476	1,682
McCormick & Co., Inc.	44,567	1,648
Church & Dwight, Inc.	25,655	1,392
Brown-Forman Corp. Class B	20,725	1,372
* Constellation Brands, Inc. Class A	74,440	1,315
Hormel Foods Corp.	29,197	1,216
Dean Foods Co.	58,279	1,171
* Smithfield Foods, Inc.	44,534	1,147
Corn Products International, Inc.	29,200	1,084
J.M. Smucker Co.	21,138	1,070
* Hansen Natural Corp.	26,900	950
Herbalife Ltd.	19,900	945
* BJ's Wholesale Club, Inc.	25,266	902
Alberto-Culver Co.	32,155	881
Flowers Foods, Inc.	32,319	800
* Central European Distribution Corp.	13,350	777
Wm. Wrigley Jr. Co. Class B	12,050	750
Del Monte Foods Co.	77,903	742
Universal Corp. (VA)	10,800	708
* NBTY, Inc.	22,444	672
*^ Rite Aid Corp.	219,938	647
PepsiAmericas, Inc.	25,201	643
* Ralcorp Holdings, Inc.	9,533	554
Ruddick Corp.	14,909	550
* Bare Escentuals, Inc.	21,737	509
Longs Drug Stores, Inc.	11,750	499
* Hain Celestial Group, Inc.	15,935	470
* Performance Food Group Co.	14,235	465
* Winn-Dixie Stores, Inc.	23,966	430
* Chattem, Inc.	6,405	425
* Darling International, Inc.	31,107	403
Lancaster Colony Corp.	10,051	402
Casey's General Stores, Inc.	17,500	396
Nu Skin Enterprises, Inc.	21,901	395
* Chiquita Brands International, Inc.	16,436	380
Pilgrim's Pride Corp.	17,244	349
* United Natural Foods, Inc.	16,100	301
* Alliance One International, Inc.	46,788	283
Seaboard Corp.	177	277
Sanderson Farms, Inc.	6,919	263
Vector Group Ltd.	13,204	232
* TreeHouse Foods Inc.	9,911	227
Tootsie Roll Industries, Inc.	8,897	224
* Green Mountain Coffee Roasters, Inc.	6,870	217
* American Oriental Bioengineering, Inc.	26,700	216
The Andersons, Inc.	4,800	214
* The Great Atlantic & Pacific Tea Co., Inc.	7,826	205
J & J Snack Foods Corp.	7,400	203
Nash-Finch Co.	5,656	192
* The Pantry, Inc.	8,400	177
* Elizabeth Arden, Inc.	8,538	170
WD-40 Co.	5,012	167
Lance, Inc.	8,300	163
* Boston Beer Co., Inc. Class A	3,300	157
Spartan Stores, Inc.	7,200	150
Weis Markets, Inc.	3,952	136
Arden Group Inc. Class A	790	113
Coca-Cola Bottling Co.	1,700	105
*^ USANA Health Sciences, Inc.	4,350	96
* Nutraceutical International Corp.	7,300	95
^ Cal-Maine Foods, Inc.	2,800	93
Ingles Markets, Inc.	3,800	93
Inter Parfums, Inc.	4,150	92
Reddy Ice Holdings, Inc.	6,613	86
*^ Lifeway Foods, Inc.	7,522	80
Griffin Land & Nurseries, Inc.	2,257	78
Alico, Inc.	1,667	73
* Omega Protein Corp.	4,700	64
* Prestige Brands Holdings Inc.	7,635	62
Diamond Foods, Inc.	3,433	62
* Revlon, Inc. Class A	64,062	62
* Central Garden & Pet Co. Class A	13,550	60
Farmer Brothers, Inc.	2,598	60
* Spectrum Brands Inc.	12,900	59
* Zapata Corp.	7,900	55
PriceSmart, Inc.	1,939	54
^ Mannatech, Inc.	6,650	47
Oil-Dri Corp. of America	2,500	45
National Beverage Corp.	5,760	44
* John B. Sanfilippo & Son, Inc.	4,200	37
* Central Garden and Pet Co.	6,775	31
* Medifast, Inc.	6,400	27
Imperial Sugar Co.	1,200	23
*^ Jones Soda Co.	6,300	22
* Star Scientific, Inc.	13,862	21
Calavo Growers, Inc.	1,100	19
* Parlux Fragrances, Inc.	5,800	17
Schiff Nutrition International, Inc.	2,700	16
MGP Ingredients, Inc.	2,300	16
* Susser Holdings Corp.	800	15
* Monterey Pasta Co.	2,700	8
* Physicians Formula Holdings, Inc.	900	8
* Integrated Biopharma, Inc.	1,900	6
* Vermont Pure Holdings, Ltd.	800	1

		530,825

Energy (7.4%)
ExxonMobil Corp.	2,110,477	178,504
Chevron Corp.	815,617	69,621
ConocoPhillips Co.	587,148	44,747
Schlumberger Ltd.	461,963	40,191
Occidental Petroleum Corp.	320,184	23,428
Devon Energy Corp.	163,256	17,032
* Transocean, Inc.	120,520	16,294
Apache Corp.	128,560	15,533
Halliburton Co.	340,650	13,398
Marathon Oil Corp.	274,416	12,513
XTO Energy, Inc.	186,760	11,553
EOG Resources, Inc.	95,139	11,417
Anadarko Petroleum Corp.	180,196	11,358
Valero Energy Corp.	212,609	10,441
Hess Corp.	111,196	9,805
* Weatherford International Ltd.	130,368	9,448
Baker Hughes, Inc.	122,881	8,417
* National Oilwell Varco Inc.	137,982	8,055
Chesapeake Energy Corp.	174,220	8,040
Williams Cos., Inc.	229,897	7,582
Murphy Oil Corp.	69,462	5,706
Spectra Energy Corp.	244,100	5,553
Peabody Energy Corp.	102,696	5,237
Noble Corp.	104,046	5,168
Smith International, Inc.	77,464	4,976
CONSOL Energy, Inc.	70,319	4,865
Noble Energy, Inc.	66,258	4,824
* Ultra Petroleum Corp.	58,907	4,565
El Paso Corp.	270,786	4,506
* Southwestern Energy Co.	132,000	4,447
* Nabors Industries, Inc.	109,566	3,700
Range Resources Corp.	57,848	3,670
ENSCO International, Inc.	56,504	3,538
* Cameron International Corp.	84,642	3,524
BJ Services Co.	113,020	3,222
Diamond Offshore Drilling, Inc.	26,871	3,128
* FMC Technologies Inc.	50,568	2,877
* Denbury Resources, Inc.	94,600	2,701
* Newfield Exploration Co.	50,552	2,672
Sunoco, Inc.	46,183	2,423
* Grant Prideco, Inc.	49,204	2,422
Arch Coal, Inc.	55,576	2,418
Pioneer Natural Resources Co.	47,509	2,334
* Plains Exploration & Production Co.	43,524	2,313
* Pride International, Inc.	64,406	2,251
Cabot Oil & Gas Corp.	37,500	1,907
Helmerich & Payne, Inc.	39,890	1,870
Rowan Cos., Inc.	43,095	1,775
Cimarex Energy Co.	31,957	1,749
Patterson-UTI Energy, Inc.	61,018	1,597
Tesoro Corp.	52,900	1,587
* Exterran Holdings, Inc.	24,450	1,578
* Forest Oil Corp.	30,670	1,502
* Quicksilver Resources, Inc.	39,800	1,454
* Petrohawk Energy Corp.	66,654	1,344
* Oceaneering International, Inc.	21,320	1,343
* Kinder Morgan Management, LLC	25,238	1,286
* Superior Energy Services, Inc.	31,595	1,252
Massey Energy Co.	31,549	1,152
Tidewater Inc.	20,611	1,136
Frontier Oil Corp.	40,964	1,117
* Alpha Natural Resources, Inc.	25,286	1,098
* Core Laboratories N.V.	9,100	1,086
* Whiting Petroleum Corp.	16,724	1,081
* Helix Energy Solutions Group, Inc.	33,472	1,054
* Unit Corp.	18,200	1,031
* Atwood Oceanics, Inc.	11,132	1,021
St. Mary Land & Exploration Co.	24,707	951
* Dresser Rand Group, Inc.	29,822	917
Foundation Coal Holdings, Inc.	17,600	886
* Mariner Energy Inc.	32,480	877
* Oil States International, Inc.	18,790	842
* Hercules Offshore, Inc.	33,172	833
Overseas Shipholding Group Inc.	11,859	831
* W-H Energy Services, Inc.	12,000	826
Holly Corp.	18,486	802
* Encore Acquisition Co.	19,900	802
* SEACOR Holdings Inc.	8,726	745
Berry Petroleum Class A	15,100	702
* Comstock Resources, Inc.	17,400	701
Penn Virginia Corp.	14,800	653
* Carrizo Oil & Gas, Inc.	10,807	641
* Continental Resources, Inc.	19,965	637
* Dril-Quip, Inc.	13,645	634
* EXCO Resources, Inc.	32,500	601
* Delta Petroleum Corp.	26,334	594
* Global Industries Ltd.	36,774	592
Atlas America, Inc.	9,449	571
* Stone Energy Corp.	10,540	551
* Bill Barrett Corp.	11,267	532
* Swift Energy Co.	11,600	522
Crosstex Energy, Inc.	15,108	513
* Arena Resources, Inc.	13,000	503
* Grey Wolf, Inc.	73,810	500
* Patriot Coal Corp.	10,559	496
* TETRA Technologies, Inc.	29,650	470
* Bristow Group, Inc.	8,700	467
* Willbros Group, Inc.	14,100	431
* ION Geophysical Corp.	30,600	422
W&T Offshore, Inc.	12,097	413
* Petroleum Development Corp.	5,891	408
* Hornbeck Offshore Services, Inc.	8,700	397
* Gulfmark Offshore, Inc.	7,100	389
* Rosetta Resources, Inc.	19,500	384
* BPZ Energy, Inc.	17,300	376
* CNX Gas Corp.	11,543	373
*^ International Coal Group, Inc.	58,563	372
* ATP Oil & Gas Corp.	11,254	368
* Cheniere Energy, Inc.	17,600	348
Lufkin Industries, Inc.	5,400	345
*^ McMoRan Exploration Co.	18,997	328
* Oilsands Quest, Inc.	83,288	328
* Complete Production Services, Inc.	13,982	321
* Parker Drilling Co.	48,400	313
* Warren Resources Inc.	25,020	297
* Pioneer Drilling Co.	18,108	288
* Contango Oil & Gas Co.	4,400	284
World Fuel Services Corp.	9,995	281
* Parallel Petroleum Corp.	14,040	275
CARBO Ceramics Inc.	6,800	273
* NATCO Group Inc.	5,100	238
* Trico Marine Services, Inc.	5,968	233
General Maritime Corp.	9,554	226
RPC Inc.	14,825	225
* Goodrich Petroleum Corp.	7,314	220
* Newpark Resources, Inc.	42,921	219
* Bois d'Arc Energy, Inc.	10,158	218
* PetroQuest Energy, Inc.	12,400	215
* Harvest Natural Resources, Inc.	17,000	205
* James River Coal Co.	11,488	201
* PHI Inc. Non-Voting Shares	6,324	199
* TXCO Resources Inc.	15,553	193
* Cal Dive International, Inc.	18,255	189
*^ Enbridge Energy Management LLC	3,740	182
* Allis-Chalmers Energy Inc.	11,386	157
* Matrix Service Co.	8,900	153
Gulf Island Fabrication, Inc.	5,314	153
Western Refining, Inc.	11,300	152
* USEC Inc.	39,530	146
* Gasco Energy Inc.	58,546	143
* T-3 Energy Services, Inc.	3,300	140
*^ SulphCo, Inc.	31,693	132
* Clean Energy Fuels Corp.	9,800	131
* Dawson Geophysical Co.	1,900	128
* Veneco Inc.	10,166	118
* Clayton Williams Energy, Inc.	2,188	115
* Basic Energy Services Inc.	5,181	114
* ENGlobal Corp.	12,800	109
* Energy Partners, Ltd.	10,536	100
*^ Pacific Ethanol, Inc.	22,380	98
* Vaalco Energy, Inc.	19,700	98
* US BioEnergy Corp.	16,199	96
* Callon Petroleum Co.	5,161	93
* Superior Well Services, Inc.	4,136	90
* Natural Gas Services Group	4,000	87
* Double Eagle Petroleum Co.	5,123	87
* Toreador Resources Corp.	11,152	87
* Tri-Valley Corp.	13,900	83
* OYO Geospace Corp.	1,824	83
* Endeavor International Corp.	61,900	82
*^ Evergreen Energy, Inc.	52,194	80
* Brigham Exploration Co.	13,179	80
* VeraSun Energy Corp.	10,500	77
Arlington Tankers Ltd.	3,500	74
* Gulfport Energy Corp.	6,900	73
* Bronco Drilling Co., Inc.	4,414	71
* Union Drilling, Inc.	4,000	70
* Aventine Renewable Energy Holdings, Inc.	13,300	69
* Rentech, Inc.	75,400	67
* GMX Resources Inc.	1,900	66
* Harken Energy Corp.	7,047	62
* FX Energy, Inc.	13,100	56
* Abraxas Petroleum Corp.	16,718	55
* The Meridian Resource Corp.	36,700	54
*^ Transmeridian Exploration Inc.	60,319	54
* Aurora Oil & Gas Corp.	83,192	53
* Credo Pete Corp.	5,050	50
* Uranium Resources Inc.	8,100	49
Alon USA Energy, Inc.	2,797	42
*^ GeoGlobal Resources Inc.	15,000	42
*^ Verenium Corp.	10,661	38
* CanArgo Energy Corp.	105,700	37
Delek US Holdings, Inc.	2,400	30
Panhandle Royalty Co.	1,100	30
* Edge Petroleum Corp.	5,500	22
* Cano Petroleum Inc.	3,700	17
* Bolt Technology Corp.	900	17
* Syntroleum Corp.	26,257	16
* Westmoreland Coal Co.	1,000	14
* American Oil & Gas Inc.	4,017	13
* Quest Resource Corp.	1,700	11
Barnwell Industries, Inc.	1,000	11
* Geokinetics Inc.	600	11
* BMB Munai Inc.	1,500	8
* Ngas Resources Inc.	1,000	6
* Mitcham Industries, Inc.	300	5
* Infinity, Inc.	3,200	2

		686,113

Financials (10.2%)
Bank of America Corp.	1,714,380	64,992
JPMorgan Chase & Co.	1,297,561	55,730
Citigroup, Inc.	1,996,475	42,764
American International Group, Inc.	833,114	36,032
Wells Fargo & Co.	1,231,379	35,833
The Goldman Sachs Group, Inc.	138,292	22,872
U.S. Bancorp	667,161	21,589
Wachovia Corp.	764,159	20,632
Bank of New York Mellon Corp.	440,204	18,370
American Express Co.	406,914	17,790
MetLife, Inc.	286,035	17,236
Morgan Stanley	368,988	16,863
Prudential Financial, Inc.	174,734	13,673
Merrill Lynch & Co., Inc.	313,251	12,762
AFLAC Inc.	188,381	12,235
The Travelers Cos., Inc.	249,472	11,937
* Berkshire Hathaway Inc. Class A	89	11,873
State Street Corp.	149,231	11,789
The Allstate Corp.	209,526	10,070
Fannie Mae	376,702	9,915
The Hartford Financial Services Group Inc.	121,470	9,204
CME Group, Inc.	18,976	8,902
PNC Financial Services Group	131,622	8,630
Simon Property Group, Inc. REIT	86,247	8,013
Capital One Financial Corp.	161,880	7,968
The Chubb Corp.	148,589	7,352
Charles Schwab Corp.	380,094	7,157
SunTrust Banks, Inc.	127,827	7,048
ACE Ltd.	127,560	7,023
BB&T Corp.	212,295	6,806
Loews Corp.	163,760	6,586
Lehman Brothers Holdings, Inc.	173,922	6,546
Freddie Mac	255,433	6,468
Franklin Resources Corp.	66,332	6,434
ProLogis REIT	99,448	5,854
The Principal Financial Group, Inc.	101,513	5,656
Lincoln National Corp.	104,120	5,414
Regions Financial Corp.	269,839	5,329
Northern Trust Corp.	76,535	5,087
Marsh & McLennan Cos., Inc.	200,872	4,891
T. Rowe Price Group Inc.	96,915	4,846
* Berkshire Hathaway Inc. Class B	1,077	4,817
Ameriprise Financial, Inc.	90,091	4,671
Vornado Realty Trust REIT	52,999	4,569
Equity Residential REIT	106,374	4,413
Public Storage, Inc. REIT	49,545	4,391
Boston Properties, Inc. REIT	46,181	4,252
Aon Corp.	101,364	4,075
Progressive Corp. of Ohio	253,146	4,068
Fifth Third Bancorp	185,251	3,875
Genworth Financial Inc.	169,532	3,838
Invesco, Ltd.	154,400	3,761
Kimco Realty Corp. REIT	87,867	3,442
Washington Mutual, Inc.	332,851	3,428
Hudson City Bancorp, Inc.	192,587	3,405
KeyCorp	155,095	3,404
General Growth Properties Inc. REIT	84,908	3,241
Host Hotels & Resorts Inc. REIT	201,867	3,214
NYSE Euronext	51,400	3,172
Nymex Holdings Inc.	34,232	3,102
Unum Group	139,609	3,073
* SLM Corp.	199,629	3,064
HCP, Inc. REIT	90,558	3,062
Moody's Corp.	85,123	2,965
Avalonbay Communities, Inc. REIT	30,555	2,949
Leucadia National Corp.	64,688	2,925
Legg Mason Inc.	51,037	2,857
* IntercontinentalExchange Inc.	21,500	2,806
Plum Creek Timber Co. Inc. REIT	66,789	2,718
Discover Financial Services	165,894	2,716
Annaly Mortgage Management Inc. REIT	174,762	2,677
^ American Capital Strategies, Ltd.	72,850	2,488
Assurant, Inc.	38,942	2,370
Ventas, Inc. REIT	51,935	2,332
National City Corp.	233,150	2,320
People's United Financial Inc.	133,717	2,315
Cincinnati Financial Corp.	59,629	2,268
M & T Bank Corp.	27,615	2,222
Everest Re Group, Ltd.	24,500	2,193
Torchmark Corp.	35,563	2,138
AMB Property Corp. REIT	38,646	2,103
Marshall & Ilsley Corp.	89,922	2,086
* Nasdaq Stock Market Inc.	53,551	2,070
Comerica, Inc.	58,739	2,061
XL Capital Ltd. Class A	69,501	2,054
New York Community Bancorp, Inc.	112,397	2,048
Developers Diversified Realty Corp. REIT	47,810	2,002
The Macerich Co. REIT	28,185	1,981
Zions Bancorp	41,407	1,886
SL Green Realty Corp. REIT	23,045	1,877
Willis Group Holdings Ltd.	55,309	1,859
Axis Capital Holdings Ltd.	52,900	1,798
* CB Richard Ellis Group, Inc.	80,806	1,749
Regency Centers Corp. REIT	26,905	1,742
Federal Realty Investment Trust REIT	22,028	1,717
* TD Ameritrade Holding Corp.	103,532	1,709
W.R. Berkley Corp.	61,329	1,698
PartnerRe Ltd.	21,676	1,654
* Markel Corp.	3,680	1,619
White Mountains Insurance Group Inc.	3,373	1,619
Safeco Corp.	36,840	1,617
Janus Capital Group Inc.	67,439	1,569
^ The St. Joe Co.	35,809	1,537
Fidelity National Financial, Inc. Class A	80,585	1,477
Huntington Bancshares Inc.	135,267	1,454
Health Care Inc. REIT	31,486	1,421
Eaton Vance Corp.	45,953	1,402
Federated Investors, Inc.	35,774	1,401
SEI Investments Co.	56,708	1,400
* Arch Capital Group Ltd.	20,340	1,397
Sovereign Bancorp, Inc.	149,680	1,395
RenaissanceRe Holdings Ltd.	26,600	1,381
Apartment Investment & Management Co. Class A REIT	37,444	1,341
Rayonier Inc. REIT	30,130	1,309
Duke Realty Corp. REIT	56,827	1,296
UDR, Inc. REIT	51,780	1,270
Associated Banc-Corp.	47,157	1,256
Hospitality Properties Trust REIT	36,745	1,250
^ Countrywide Financial Corp.	222,949	1,226
Nationwide Health Properties, Inc. REIT	36,037	1,216
Popular, Inc.	103,409	1,206
Alexandria Real Estate Equities, Inc. REIT	12,528	1,161
Synovus Financial Corp.	103,058	1,140
Jones Lang LaSalle Inc.	14,511	1,122
Essex Property Trust, Inc. REIT	9,828	1,120
Liberty Property Trust REIT	35,835	1,115
^ Allied Capital Corp.	59,997	1,106
Camden Property Trust REIT	21,780	1,093
Cullen/Frost Bankers, Inc.	20,546	1,090
Old Republic International Corp.	84,233	1,087
Taubman Co. REIT	20,500	1,068
* Affiliated Managers Group, Inc.	11,763	1,067
UnionBanCal Corp.	21,744	1,067
Protective Life Corp.	25,860	1,049
First American Corp.	30,807	1,046
Weingarten Realty Investors REIT	30,234	1,041
Waddell & Reed Financial, Inc.	32,287	1,037
HCC Insurance Holdings, Inc.	45,089	1,023
Realty Income Corp. REIT	39,506	1,012
Commerce Bancshares, Inc.	23,624	993
StanCorp Financial Group, Inc.	20,098	959
Nationwide Financial Services, Inc.	20,175	954
Mack-Cali Realty Corp. REIT	26,389	942
Bank of Hawaii Corp.	18,873	935
MBIA, Inc.	74,356	909
Astoria Financial Corp.	33,395	907
BRE Properties Inc. Class A REIT	19,890	906
Forest City Enterprise Class A	24,368	897
Senior Housing Properties Trust REIT	36,954	876
Arthur J. Gallagher & Co.	37,001	874
CIT Group Inc.	73,314	869
Raymond James Financial, Inc.	37,780	868
Aspen Insurance Holdings Ltd.	32,630	861
Valley National Bancorp	44,582	856
Digital Realty Trust, Inc. REIT	24,000	852
Fulton Financial Corp.	68,147	838
The Hanover Insurance Group Inc.	20,143	829
Brown & Brown, Inc.	46,916	815
TCF Financial Corp.	44,243	793
City National Corp.	16,003	792
* Investment Technology Group, Inc.	17,137	791
Washington Federal Inc.	34,265	783
Wilmington Trust Corp.	25,141	782
Endurance Specialty Holdings Ltd.	21,000	769
* Philadelphia Consolidated Holding Corp.	23,687	763
* Conseco, Inc.	73,866	753
Platinum Underwriters Holdings, Ltd.	23,100	750
Douglas Emmett, Inc. REIT	33,859	747
* Liberty Media Corp.-Capital Series A	47,361	745
iStar Financial Inc. REIT	52,928	743
Apollo Investment Corp.	46,874	742
Erie Indemnity Co. Class A	14,366	735
* Alleghany Corp.	2,133	728
American Financial Group, Inc.	27,580	705
Transatlantic Holdings, Inc.	10,370	688
^ First Horizon National Corp.	48,838	684
Jefferies Group, Inc.	42,128	680
BancorpSouth, Inc.	28,921	670
Susquehanna Bancshares, Inc.	32,818	669
Highwood Properties, Inc. REIT	21,455	667
Reinsurance Group of America, Inc.	12,187	663
Post Properties, Inc. REIT	17,154	662
DCT Industrial Trust Inc. REIT	66,387	661
FirstMerit Corp.	31,660	654
Commerce Group, Inc.	18,100	653
IPC Holdings Ltd.	23,300	652
*^ E*TRADE Financial Corp.	165,275	638
Unitrin, Inc.	18,051	638
Potlatch Corp. REIT	15,388	635
Home Properties, Inc. REIT	13,189	633
Whitney Holdings Corp.	25,458	631
Kilroy Realty Corp. REIT	12,800	629
National Retail Properties REIT	28,209	622
Montpelier Re Holdings Ltd.	38,408	616
* ProAssurance Corp.	11,400	614
Westamerica Bancorporation	11,618	611
First Niagara Financial Group, Inc.	44,700	607
BioMed Realty Trust, Inc. REIT	25,300	604
Washington REIT	18,077	604
Ambac Financial Group, Inc.	104,971	604
Webster Financial Corp.	21,480	599
* Knight Capital Group, Inc. Class A	36,668	595
Allied World Assurance Holdings, Ltd.	14,965	594
HRPT Properties Trust REIT	88,060	593
Corporate Office Properties Trust, Inc. REIT	17,342	583
Entertainment Properties Trust REIT	11,734	579
* SVB Financial Group	13,224	577
CBL & Associates Properties, Inc. REIT	24,388	574
Assured Guaranty Ltd.	23,800	565
TFS Financial Corp.	46,004	553
First Industrial Realty Trust REIT	17,864	552
Colonial BancGroup, Inc.	57,140	550
Brandywine Realty Trust REIT	32,187	546
First Midwest Bancorp, Inc.	19,254	535
Zenith National Insurance Corp.	14,753	529
CapitalSource Inc. REIT	53,052	513
Healthcare Realty Trust Inc. REIT	19,597	512
The Phoenix Cos., Inc.	41,830	511
Delphi Financial Group, Inc.	17,314	506
National Penn Bancshares Inc.	27,594	502
NewAlliance Bancshares, Inc.	40,081	491
Selective Insurance Group	20,500	490
^ MGIC Investment Corp.	46,117	486
Mid-America Apartment Communities, Inc. REIT	9,733	485
UMB Financial Corp.	11,721	483
BOK Financial Corp.	9,212	481
Toronto Dominion Bank	7,732	474
Tanger Factory Outlet Centers, Inc. REIT	12,278	472
Mercury General Corp.	10,655	472
International Bancshares Corp.	20,320	459
Omega Healthcare Investors, Inc. REIT	26,366	458
Equity Lifestyle Properties, Inc. REIT	9,250	457
DiamondRock Hospitality Co. REIT	35,360	448
LaSalle Hotel Properties REIT	15,560	447
Hilb, Rogal and Hamilton Co.	14,200	447
*^ AmeriCredit Corp.	44,073	444
Bear Stearns Co., Inc.	42,304	444
Max Re Capital Ltd.	16,900	443
EastGroup Properties, Inc. REIT	9,500	441
East West Bancorp, Inc.	24,848	441
* Argo Group International Holdings	12,017	427
The South Financial Group, Inc.	28,634	426
F.N.B. Corp.	27,081	423
Inland Real Estate Corp. REIT	27,754	422
Umpqua Holdings Corp.	27,027	419
Colonial Properties Trust REIT	17,214	414
Cash America International Inc.	11,287	411
Old National Bancorp	22,824	411
* Interactive Brokers Group, Inc.	16,000	411
^ Greenhill & Co., Inc.	5,900	410
American Financial Realty Trust REIT	51,600	410
United Bankshares, Inc.	15,325	408
Odyssey Re Holdings Corp.	11,050	406
Prosperity Bancshares, Inc.	14,100	404
R.L.I. Corp.	8,030	398
Trustmark Corp.	17,803	397
Extra Space Storage Inc. REIT	24,379	395
^ Redwood Trust, Inc. REIT	10,776	392
Strategic Hotels and Resorts, Inc. REIT	29,600	389
Hancock Holding Co.	9,155	385
Pennsylvania REIT	15,649	382
Sunstone Hotel Investors, Inc. REIT	23,175	371
Pacific Capital Bancorp	17,202	370
GFI Group Inc.	6,442	369
Cousins Properties, Inc. REIT	14,878	368
MFA Mortgage Investments, Inc. REIT	57,800	364
Citizens Banking Corp.	28,862	359
First Commonwealth Financial Corp.	30,333	352
Cathay General Bancorp	16,930	351
* Forestar Real Estate Group, Inc.	13,641	340
PS Business Parks, Inc. REIT	6,502	337
Lexington Realty Trust REIT	23,393	337
Provident Financial Services Inc.	23,626	334
Horace Mann Educators Corp.	19,085	334
First Charter Corp.	12,400	331
optionsXpress Holdings Inc.	15,967	331
Equity One, Inc. REIT	13,683	328
Sterling Financial Corp.	20,608	322
National Financial Partners Corp.	14,225	320
* Signature Bank	12,431	317
UCBH Holdings, Inc.	40,821	317
Infinity Property & Casualty Corp.	7,541	314
TrustCo Bank NY	34,459	306
Community Bank System, Inc.	12,400	305
Glacier Bancorp, Inc.	15,878	304
FelCor Lodging Trust, Inc. REIT	24,868	299
Ashford Hospitality Trust REIT	52,665	299
Ares Capital Corp.	23,537	296
City Holding Co.	7,327	292
National Health Investors REIT	9,300	291
Sovran Self Storage, Inc. REIT	6,800	290
Employers Holdings, Inc.	15,639	290
Brookline Bancorp, Inc.	25,089	288
First BanCorp Puerto Rico	28,300	288
Wintrust Financial Corp.	8,132	284
First Community Bancorp	10,491	282
MB Financial, Inc.	9,062	279
^ Park National Corp.	3,930	278
United Fire & Casualty Co.	7,401	277
Midland Co.	4,236	275
NBT Bancorp, Inc.	12,353	274
Franklin Street Properties Corp. REIT	18,887	270
Bank Mutual Corp.	25,071	269
MCG Capital Corp.	29,500	268
* Enstar Group Ltd.	2,400	267
Investors Real Estate Trust REIT	27,224	266
Capitol Federal Financial	6,944	260
Alfa Corp.	11,801	259
WesBanco, Inc.	10,494	259
First Citizens BancShares Class A	1,859	259
* Investors Bancorp, Inc.	16,746	257
Chemical Financial Corp.	10,769	257
Cedar Shopping Centers, Inc. REIT	21,900	256
* FCStone Group, Inc.	9,100	252
^ Frontier Financial Corp.	14,250	252
^ NorthStar Realty Finance Corp. REIT	30,458	249
* Piper Jaffray Cos., Inc.	7,310	248
S & T Bancorp, Inc.	7,676	247
Saul Centers, Inc. REIT	4,843	243
Tower Group, Inc.	9,600	242
* Hilltop Holdings Inc.	23,038	240
Sterling Bancshares, Inc.	23,650	235
LandAmerica Financial Group, Inc.	5,945	235
^ PrivateBancorp, Inc.	7,402	233
LTC Properties, Inc. REIT	9,000	231
American Campus Communities, Inc. REIT	8,400	230
* Navigators Group, Inc.	4,193	228
Northwest Bancorp, Inc.	8,313	227
Sterling Financial Corp. (PA)	13,018	227
Acadia Realty Trust REIT	9,400	227
Medical Properties Trust Inc. REIT	19,986	226
American Equity Investment Life Holding Co.	23,900	222
* World Acceptance Corp.	6,937	221
First Financial Bankshares, Inc.	5,210	214
Maguire Properties, Inc. REIT	14,900	213
CVB Financial Corp.	20,375	212
Dime Community Bancshares	12,112	212
* Alexander's, Inc. REIT	589	209
Harleysville National Corp.	14,091	203
*^ KBW Inc.	9,131	201
Amtrust Financial Services Inc.	12,045	195
^ United Community Banks, Inc.	11,400	194
Provident New York Bancorp, Inc.	14,330	193
^ Portfolio Recovery Associates, Inc.	4,500	193
The PMI Group Inc.	32,800	191
* Texas Capital Bancshares, Inc.	11,257	190
Central Pacific Financial Co.	10,003	189
^ The First Marblehead Corp.	25,251	188
Glimcher Realty Trust REIT	15,734	188
^ Radian Group, Inc.	28,553	188
Simmons First National Corp.	6,237	185
Financial Federal Corp.	8,400	183
* EZCORP, Inc.	14,838	183
American Physicians Capital, Inc.	3,900	181
BankFinancial Corp.	11,240	179
Capstead Mortgage Corp. REIT	15,612	178
* Centennial Bank Holdings Inc.	28,339	178
^ First Busey Corp.	8,411	178
Oriental Financial Group Inc.	8,981	177
Hercules Technology Growth Capital, Inc.	16,200	176
U-Store-It Trust REIT	15,495	176
First Financial Corp. (IN)	5,681	175
Mainsource Financial Group, Inc.	11,281	175
* Pinnacle Financial Partners, Inc.	6,768	173
* Dollar Financial Corp.	7,500	173
Amcore Financial, Inc.	8,400	171
Southside Bancshares, Inc.	7,062	170
Parkway Properties Inc. REIT	4,569	169
FBL Financial Group, Inc. Class A	5,883	168
*^ First Federal Financial Corp.	6,132	166
* PICO Holdings, Inc.	5,496	166
Community Trust Bancorp Inc.	5,623	165
^ Newcastle Investment Corp. REIT	19,931	165
National Western Life Insurance Co. Class A	757	164
* CNA Surety Corp.	10,410	160
Stewart Information Services Corp.	5,720	160
Meadowbrook Insurance Group, Inc.	20,426	160
Provident Bankshares Corp.	14,802	159
Presidential Life Corp.	9,100	159
First Financial Bancorp	11,782	158
Gladstone Capital Corp.	8,419	158
First Merchants Corp.	5,502	157
Independent Bank Corp. (MA)	5,300	157
* FPIC Insurance Group, Inc.	3,300	156
* Oritani Financial Corp.	10,253	156
OneBeacon Insurance Group Ltd.	8,107	154
^ Gramercy Capital Corp. REIT	7,283	152
Advance America, Cash Advance Centers, Inc.	19,659	148
*^ Citizens, Inc.	22,169	148
Ramco-Gershenson Properties Trust REIT	7,010	148
^ IndyMac Bancorp, Inc.	29,671	147
Calamos Asset Management, Inc.	9,004	147
Columbia Banking System, Inc.	6,534	146
Univest Corp. of Pennsylvania	5,505	144
* StellarOne Corp.	8,515	144
* Stifel Financial Corp.	3,200	144
Harleysville Group, Inc.	3,917	141
Bank of the Ozarks, Inc.	5,908	141
First Source Corp.	6,693	141
First Bancorp (NC)	7,017	140
TriCo Bancshares	8,078	140
^ Anthracite Capital Inc. REIT	21,100	139
* LaBranche & Co. Inc.	31,999	139
Independent Bank Corp. (MI)	13,405	139
Getty Realty Holding Corp. REIT	8,727	139
Lakeland Bancorp, Inc.	10,674	138
Sandy Spring Bancorp, Inc.	5,000	138
* Guaranty Financial Group, Inc.	12,941	137
^ Capital Trust Class A REIT	5,099	137
* Virginia Commerce Bancorp, Inc.	11,970	137
MVC Capital, Inc.	9,000	137
* Amerisafe Inc.	10,800	137
^ Downey Financial Corp.	7,386	136
State Auto Financial Corp.	4,617	134
Omega Financial Corp.	4,300	134
* Seabright Insurance Holdings, Inc.	9,100	134
Prospect Energy Corp.	8,800	134
Student Loan Corp.	1,350	134
Anworth Mortgage Asset Corp. REIT	21,762	133
Old Second Bancorp, Inc.	5,015	133
IBERIABANK Corp.	3,000	133
* United America Indemnity, Ltd.	6,800	131
* PMA Capital Corp. Class A	15,212	130
Safety Insurance Group, Inc.	3,789	129
Heritage Commerce Corp.	7,000	128
^ RAIT Financial Trust REIT	18,455	128
Republic Bancorp, Inc. Class A	6,760	128
Renasant Corp.	5,505	124
* TradeStation Group, Inc.	14,517	124
Anchor Bancorp Wisconsin Inc.	6,479	123
Integra Bank Corp.	7,550	122
ViewPoint Financial Group	7,327	121
S.Y. Bancorp, Inc.	5,189	121
Boston Private Financial Holdings, Inc.	11,363	120
Universal Health Realty Income REIT	3,600	120
* Tejon Ranch Co.	3,200	119
* Ladenburg Thalmann Financial Services, Inc.	63,300	118
Tompkins Trustco, Inc.	2,390	118
Sun Communities, Inc. REIT	5,726	117
*^ Western Alliance Bancorp	9,040	116
Peoples Bancorp, Inc.	4,782	115
Suffolk Bancorp	3,600	114
Kite Realty Group Trust REIT	8,123	114
WSFS Financial Corp.	2,300	113
* The Bancorp Inc.	9,358	113
* First Mercury Financial Corp.	6,441	112
First Community Bancshares, Inc.	3,079	112
CFS Bancorp, Inc.	7,800	112
GMH Communities Trust REIT	12,909	112
^ Capital City Bank Group, Inc.	3,850	112
* Ampal-American Israel Corp.	17,444	112
Nara Bancorp, Inc.	8,589	112
Washington Trust Bancorp, Inc.	4,493	112
Capital Southwest Corp.	901	111
Cohen & Steers, Inc.	4,200	111
Massbank Corp.	2,871	111
Peapack Gladstone Financial Corp.	4,063	110
Arbor Realty Trust, Inc. REIT	7,200	109
Banner Corp.	4,700	108
^ Corus Bankshares Inc.	10,980	107
Flagstone Reinsurance Holdings Ltd.	8,809	107
Hersha Hospitality Trust REIT	11,800	107
Flushing Financial Corp.	6,052	106
*^ Stratus Properties Inc.	3,604	106
Gamco Investors Inc. Class A	2,093	105
EMC Insurance Group, Inc.	3,895	105
* MarketAxess Holdings, Inc.	10,528	105
PremierWest Bancorp	10,434	104
* Sun Bancorp, Inc. (NJ)	7,885	104
Cardinal Financial Corp.	11,648	103
Flagstar Bancorp, Inc.	14,254	103
First Potomac REIT	6,595	101
Princeton National Bancorp, Inc.	3,399	101
^ W Holding Co., Inc.	91,052	100
*^ Doral Financial Corp.	4,939	100
MBT Financial Corp.	11,530	99
^ First South Bancorp, Inc.	4,352	98
Clifton Savings Bancorp, Inc.	9,692	98
* First Cash Financial Services, Inc.	9,400	97
First Security Group Inc.	10,668	97
Greater Community Bancorp	5,435	97
Friedman, Billings, Ramsey Group, Inc. REIT	56,688	96
* Ocwen Financial Corp.	21,700	96
BancFirst Corp.	2,100	96
SWS Group, Inc.	7,821	96
Consolidated-Tomoka Land Co.	1,700	95
* Penson Worldwide, Inc.	10,262	95
First Financial Holdings, Inc.	4,035	95
NGP Capital Resources Co.	5,761	95
Hanmi Financial Corp.	12,669	94
Southwest Bancorp, Inc.	5,344	94
Castlepoint Holdings Ltd.	9,552	93
Associated Estates Realty Corp. REIT	8,108	93
* First Regional Bancorp	5,600	92
PFF Bancorp, Inc.	10,909	91
Urstadt Biddle Properties Class A REIT	5,766	91
Pacific Mercantile Bancorp	9,491	91
Arrow Financial Corp.	4,022	90
CapLease, Inc. REIT	11,600	90
Sterling Bancorp	5,785	90
Abington Community Bancorp Inc.	8,563	88
German American Bancorp	6,797	87
Wilshire Bancorp Inc.	11,250	86
*^ Wauwatosa Holdings, Inc.	7,141	85
Capitol Bancorp Ltd.	3,990	84
Heartland Financial USA, Inc.	3,955	84
* Greenlight Capital Re. Ltd.	4,495	84
Mission West Properties Inc. REIT	8,800	83
West Coast Bancorp	5,697	83
^ Alesco Financial, Inc. REIT	28,832	83
Merchants Bancshares, Inc.	3,611	83
Gladstone Commercial Corp. REIT	5,300	82
Agree Realty Corp. REIT	3,000	82
Education Realty Trust, Inc. REIT	6,521	82
SCBT Financial Corp.	2,418	82
Lakeland Financial Corp.	3,598	81
* Superior Bancorp	16,358	81
* Beneficial Mutual Bancorp, Inc.	8,219	81
* Penn Treaty American Corp.	12,455	80
First State Bancorporation	5,968	80
Westwood Holdings Group, Inc.	2,100	79
Eastern Virginia Bankshares, Inc.	4,460	79
Provident Financial Holdings, Inc.	4,832	78
Pulaski Financial Corp.	7,046	75
Quanta Capital Holdings Ltd.	43,065	75
BlackRock Kelso Capital Corp.	6,200	74
Medallion Financial Corp.	8,180	74
Bryn Mawr Bank Corp.	3,402	74
Eastern Insurance Holdings, Inc.	5,100	74
Bank of Granite Corp.	6,687	73
NewBridge Bancorp.	8,369	73
Union Bankshares Corp.	3,750	73
* Thomas Weisel Partners Group, Inc.	10,900	72
Camco Financial Corp.	6,536	72
^ Macatawa Bank Corp.	6,874	72
ASTA Funding, Inc.	5,100	71
* eHealth, Inc.	3,200	71
Wainwright Bank & Trust Co.	5,682	70
Financial Institutions, Inc.	3,651	69
^ Cascade Bancorp	7,181	69
Nelnet, Inc.	5,800	68
First Place Financial Corp.	5,236	68
TierOne Corp.	6,016	68
One Liberty Properties, Inc. REIT	4,200	68
Center Bancorp, Inc.	6,345	67
Resource Capital Corp. REIT	8,900	67
Penns Woods Bancorp, Inc.	2,008	67
Baldwin & Lyons, Inc. Class B	2,573	66
City Bank Lynnwood (WA)	2,965	66
Advanta Corp. Class A	10,894	65
Midwest Banc Holdings, Inc.	5,040	64
LSB Corp.	4,028	63
^ JER Investors Trust Inc. REIT	7,472	63
^ Thornburg Mortgage, Inc. REIT	59,208	63
Camden National Corp.	1,840	62
Heritage Financial Corp.	3,576	62
CoBiz Inc.	4,773	62
State Bancorp, Inc.	5,243	62
UMH Properties, Inc. REIT	6,159	61
HMN Financial, Inc.	2,621	60
OceanFirst Financial Corp.	3,436	60
BankAtlantic Bancorp, Inc. Class A	15,335	60
Sanders Morris Harris Group Inc.	7,301	60
Crystal River Capital Inc. REIT	6,629	59
Federal Agricultural Mortgage Corp. Class A	3,500	59
Home Bancshares Inc.	2,835	59
* Essa Bancorp Inc.	5,000	59
Royal Bancshares of Pennsylvania, Inc.	4,060	59
HF Financial Corp.	3,644	58
Compass Diversified Trust	4,400	58
Citizens & Northern Corp.	2,898	57
First M&F Corp.	3,952	57
Winthrop Realty Trust Inc. REIT	13,798	57
Horizon Financial Corp.	3,993	55
North Valley Bancorp	4,618	55
Asset Acceptance Capital Corp.	5,694	55
*^ CompuCredit Corp.	6,159	55
Rainier Pacific Financial Group Inc.	3,925	55
NYMAGIC, Inc.	2,400	55
Great Southern Bancorp, Inc.	3,476	54
West Bancorporation	4,121	54
BancTrust Financial Group, Inc.	5,033	54
Westfield Financial, Inc.	5,481	54
* Ameriserv Financial Inc.	18,587	53
Taylor Capital Group, Inc.	3,200	53
TIB Financial Corp.	6,514	52
Evercore Partners Inc.	2,900	51
Intervest Bancshares Corp.	5,348	51
* Community Bancorp	3,750	51
AmericanWest Bancorporation	5,796	51
^ Seacoast Banking Corp. of Florida	4,564	50
Resource America, Inc.	5,286	50
K-Fed Bancorp	4,336	49
American Land Lease, Inc. REIT	2,400	49
American National Bankshares Inc.	2,283	49
FNB Corp. (NC)	4,656	49
* Crawford & Co. Class B	9,250	49
BankUnited Financial Corp.	9,685	49
Jefferson Bancshares, Inc.	5,200	48
Willow Grove Bancorp, Inc.	6,426	47
* Encore Capital Group, Inc.	6,923	47
Kearny Financial Corp.	4,284	47
Thomas Properties Group, Inc.	5,320	47
* Credit Acceptance Corp.	3,000	47
Atlantic Coast Federal Corp.	4,745	47
Ames National Corp.	2,315	46
Capital Bank Corp.	4,502	46
^ Temecula Valley Bancorp, Inc.	4,763	45
* United Capital Corp.	2,064	45
Imperial Capital Bancorp Inc.	2,061	45
Center Financial Corp.	4,915	45
* Harris & Harris Group, Inc.	6,200	44
Berkshire Hills Bancorp, Inc.	1,741	44
Colony Bankcorp, Inc.	3,062	42
Advanta Corp. Class B	5,900	41
First Federal Bancshares of Arkansas, Inc.	2,933	40
* Consumer Portfolio Services, Inc.	14,200	40
Hawthorn Bancshares Inc.	1,461	40
Investors Title Co.	812	40
Gladstone Investment Corp.	4,218	40
Enterprise Financial Services Corp.	1,585	40
Greene County Bancshares	2,225	39
National Bankshares, Inc.	2,192	39
* Republic First Bancorp, Inc.	7,909	39
Ameris Bancorp	2,421	39
* SCPIE Holdings Inc.	1,400	39
MutualFirst Financial Inc.	2,926	39
TICC Capital Corporation	5,070	38
United Community Financial Corp.	5,993	37
Unity Bancorp, Inc.	4,828	37
Northrim Bancorp Inc.	1,984	36
Shore Bancshares, Inc.	1,650	35
^ Impac Mortgage Holdings, Inc. REIT	28,200	35
Comm Bancorp, Inc.	843	35
Smithtown Bancorp, Inc.	1,654	35
Farmers Capital Bank Corp.	1,430	34
^ Security Bank Corp.	4,192	33
U.S. Global Investors, Inc. Class A	2,400	32
Codorus Valley Bancorp, Inc.	1,998	32
* Franklin Bank Corp.	10,515	32
Irwin Financial Corp.	5,987	32
* First Mariner Bancorp, Inc.	5,242	31
Independence Holding Co.	2,602	31
Columbia Bancorp (OR)	1,800	31
PMC Commercial Trust REIT	4,300	30
Kayne Anderson Energy Development Co.	1,200	30
PAB Bankshares, Inc.	2,152	30
Citizens First Bancorp, Inc.	2,748	30
First Defiance Financial Corp.	1,600	29
* FBR Capital Markets Corp.	4,292	29
Century Bancorp, Inc. Class A	1,440	29
ProCentury Corp.	1,600	29
TF Financial Corp.	1,161	28
* United PanAm Financial Corp.	7,392	27
Mercantile Bank Corp.	2,546	26
Preferred Bank	1,573	26
Capital Corp. of the West	3,272	26
Patriot Capital Funding Inc.	2,500	26
^ Sierra Bancorp	1,200	26
^ Deerfield Capital Corp.	17,642	24
HopFed Bancorp, Inc.	1,815	24
United Security Bancshares, Inc.	1,292	24
Federal Agricultural Mortgage Corp. Class C	900	23
*^ Fremont General Corp.	46,607	23
* Rewards Network Inc.	5,200	23
* NewStar Financial, Inc.	4,300	22
* Triad Guaranty, Inc.	4,400	22
* Primus Guaranty, Ltd.	5,967	21
PennantPark Investment Corp.	2,500	21
Citizens South Banking Corp.	2,237	21
CBRE Realty Finance Inc.	5,200	21
Donegal Group Inc. Class A	1,200	21
* Cowen Group, Inc.	2,900	21
Wayne Savings Bancshares, Inc.	2,079	20
^ Vineyard National Bancorp Co.	2,415	20
* BCSB Bankcorp, Inc.	3,006	20
Kohlberg Capital Corp.	1,869	19
QC Holdings Inc.	2,008	18
Landmark Bancorp Inc.	749	18
GB&T Bancshares, Inc.	2,045	18
Ameriana Bancorp	1,926	17
* Marlin Business Services Inc.	2,196	17
* Clayton Holdings, Inc.	3,500	16
* First Acceptance Corp.	5,500	16
BRT Realty Trust REIT	1,000	14
Dynex Capital, Inc. REIT	1,400	13
* FX Real Estate and Entertainment Inc.	2,254	13
* American Independence Corp.	1,770	13
Cadence Financial Corp.	800	13
* Meruelo Maddux Properties Inc.	5,000	13
* Reis, Inc.	2,356	13
^ United Security Bancshares (CA)	716	12
Monmouth Real Estate Investment Corp. REIT	1,500	12
Vestin Realty Mortgage II, Inc.	1,269	11
Team Financial, Inc.	820	11
* First Keystone Financial, Inc.	958	10
Meta Financial Group, Inc.	554	10
Cogdell Spencer Inc. REIT	600	9
American Mortgage Acceptance Co. REIT	6,015	9
* American Safety Insurance Holdings, Ltd.	500	9
Centerstate Banks of Florida	600	8
* HouseValues, Inc.	3,100	7
^ Luminent Mortgage Capital, Inc. REIT	12,400	7
National Interstate Corp.	300	7
* Specialty Underwriters' Alliance, Inc.	1,400	6
^ Security Capital Assurance, Ltd.	10,725	5
Yadkin Valley Bank and Trust Co.	400	5
* ZipRealty, Inc.	900	5
Cascade Financial Corp.	375	5
First National Lincoln Corp.	300	5
* MCG Capital Corp. Rights Exp. 4/18/08	4,214	5
* Ares Capital Corp. Rights Exp. 4/21/08	7,845	4
Pacific Continental Corp.	310	4
Grubb & Ellis Co.	600	4
Affirmative Insurance Holdings, Inc.	500	4
* AmCOMP, Inc.	300	4
Lincoln Bancorp	300	4
Eagle Bancorp, Inc.	260	3
Southern Community Financial Corp.	400	3
Habersham Bancorp	200	3
Fidelity Southern Corp.	300	3
Community Capital Corp.	115	2
Roma Financial Corp.	100	1
* AMV Liquidating Trust	13,300	1
Origen Financial, Inc. REIT	1,000	1
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	1
* Gladstone Investment Corp. Rights Exp. 4/12/08	1,406	1
Feldman Mall Properties, Inc. REIT	100	-

		944,860

Health Care (7.0%)
Johnson & Johnson	1,105,469	71,712
Pfizer Inc.	2,638,137	55,216
Abbott Laboratories	596,923	32,920
Merck & Co., Inc.	840,672	31,904
Wyeth	517,436	21,608
Medtronic, Inc.	439,891	21,278
Eli Lilly & Co.	394,489	20,352
* Gilead Sciences, Inc.	359,908	18,546
* Amgen, Inc.	420,482	17,568
UnitedHealth Group Inc.	499,526	17,164
Bristol-Myers Squibb Co.	765,026	16,295
* Genentech, Inc.	183,172	14,870
Baxter International, Inc.	244,981	14,165
* Celgene Corp.	167,263	10,252
* WellPoint Inc.	220,989	9,752
* Thermo Fisher Scientific, Inc.	163,154	9,274
* Medco Health Solutions, Inc.	207,328	9,079
Schering-Plough Corp.	626,085	9,022
Covidien Ltd.	191,618	8,479
Aetna Inc.	193,374	8,139
Becton, Dickinson & Co.	94,425	8,106
* Genzyme Corp.	102,888	7,669
Cardinal Health, Inc.	139,654	7,333
Stryker Corp.	110,936	7,216
* Zimmer Holdings, Inc.	90,813	7,071
* Biogen Idec Inc.	113,572	7,006
Allergan, Inc.	118,896	6,704
* Boston Scientific Corp.	519,176	6,682
McKesson Corp.	112,037	5,867
* St. Jude Medical, Inc.	132,163	5,708
* Express Scripts Inc.	83,470	5,369
* Forest Laboratories, Inc.	121,270	4,852
* Intuitive Surgical, Inc.	14,773	4,792
CIGNA Corp.	108,240	4,391
C.R. Bard, Inc.	39,792	3,836
* Laboratory Corp. of America Holdings	44,837	3,304
* Humana Inc.	65,663	2,946
Quest Diagnostics, Inc.	63,580	2,878
* Hologic, Inc.	48,570	2,700
AmerisourceBergen Corp.	65,226	2,673
* Hospira, Inc.	61,133	2,615
* Coventry Health Care Inc.	60,074	2,424
* Varian Medical Systems, Inc.	48,415	2,268
* Waters Corp.	39,089	2,177
DENTSPLY International Inc.	55,857	2,156
Applera Corp.-Applied Biosystems Group	65,322	2,146
* Covance, Inc.	24,839	2,061
* Henry Schein, Inc.	34,552	1,983
* DaVita, Inc.	41,136	1,965
* Millennium Pharmaceuticals, Inc.	125,825	1,945
* Barr Pharmaceuticals Inc.	39,660	1,916
Pharmaceutical Product Development, Inc.	41,548	1,741
* Cephalon, Inc.	26,172	1,685
* Illumina, Inc.	21,196	1,609
IMS Health, Inc.	75,099	1,578
* Patterson Cos.	43,252	1,570
Beckman Coulter, Inc.	24,176	1,561
* Charles River Laboratories, Inc.	26,475	1,560
* Invitrogen Corp.	18,098	1,547
* Amylin Pharmaceuticals, Inc.	52,090	1,522
* Millipore Corp.	21,026	1,417
^ Mylan Inc.	116,482	1,351
* Health Net Inc.	42,999	1,324
* BioMarin Pharmaceutical Inc.	37,300	1,319
* Pediatrix Medical Group, Inc.	18,814	1,268
* ResMed Inc.	29,954	1,263
* Community Health Systems, Inc.	37,471	1,258
* Endo Pharmaceuticals Holdings, Inc.	52,413	1,255
* Vertex Pharmaceuticals, Inc.	51,480	1,230
Perrigo Co.	30,955	1,168
* IDEXX Laboratories Corp.	23,570	1,161
* Watson Pharmaceuticals, Inc.	38,475	1,128
PerkinElmer, Inc.	46,040	1,116
Hillenbrand Industries, Inc.	22,913	1,095
Universal Health Services Class B	19,487	1,046
* Tenet Healthcare Corp.	184,289	1,043
* ImClone Systems, Inc.	23,683	1,005
* Gen-Probe Inc.	20,820	1,004
* Cerner Corp.	26,474	987
* Edwards Lifesciences Corp.	21,917	976
* Techne Corp.	14,474	975
* Kinetic Concepts, Inc.	21,022	972
* Lincare Holdings, Inc.	32,776	921
* VCA Antech, Inc.	33,000	903
Omnicare, Inc.	47,084	855
* OSI Pharmaceuticals, Inc.	22,464	840
* Sepracor Inc.	42,971	839
* King Pharmaceuticals, Inc.	95,139	828
* Alexion Pharmaceuticals, Inc.	13,946	827
* Inverness Medical Innovations, Inc.	25,072	755
* Psychiatric Solutions, Inc.	21,666	735
* United Therapeutics Corp.	8,200	711
* Warner Chilcott Ltd.	38,801	698
* Myriad Genetics, Inc.	17,247	695
STERIS Corp.	25,337	680
* Varian, Inc.	11,730	679
* HLTH Corp.	70,833	676
* Bio-Rad Laboratories, Inc. Class A	7,400	658
* Onyx Pharmaceuticals, Inc.	21,748	631
Owens & Minor, Inc. Holding Co.	15,860	624
* Magellan Health Services, Inc.	15,315	608
Cooper Cos., Inc.	17,648	608
* Haemonetics Corp.	10,162	605
* LifePoint Hospitals, Inc.	21,571	593
* Immucor Inc.	26,980	576
* PAREXEL International Corp.	22,000	574
West Pharmaceutical Services, Inc.	12,900	571
* AMERIGROUP Corp.	20,426	558
* Dionex Corp.	7,200	554
* HealthSouth Corp.	31,148	554
* WellCare Health Plans Inc.	13,668	532
* LifeCell Corp.	12,500	525
* Cepheid, Inc.	21,422	522
* Health Management Associates Class A	95,804	507
* Healthways, Inc.	14,213	502
* PDL BioPharma Inc.	46,625	494
Meridian Bioscience Inc.	14,608	488
* Nuvasive, Inc.	14,000	483
* Advanced Medical Optics, Inc.	23,711	481
* Isis Pharmaceuticals, Inc.	33,500	473
* Affymetrix, Inc.	26,994	470
* Alkermes, Inc.	39,414	468
* Applera Corp.-Celera Genomics Group	31,357	461
* Valeant Pharmaceuticals International	35,848	460
* Regeneron Pharmaceuticals, Inc.	23,584	453
* Alpharma, Inc. Class A	16,947	444
* PSS World Medical, Inc.	26,450	441
Medicis Pharmaceutical Corp.	22,092	435
* Savient Pharmaceuticals Inc.	21,361	427
* The Medicines Co.	21,116	427
* American Medical Systems Holdings, Inc.	29,142	414
* Medarex, Inc.	46,351	410
* Amedisys Inc.	10,334	406
* Cubist Pharmaceuticals, Inc.	21,706	400
* Sunrise Senior Living, Inc.	17,500	390
Chemed Corp.	9,200	388
* Martek Biosciences Corp.	12,584	385
* Eclipsys Corp.	19,200	377
*^ ArthroCare Corp.	10,638	355
* inVentiv Health, Inc.	12,215	352
* Wright Medical Group, Inc.	13,900	336
* Apria Healthcare Group Inc.	16,877	333
* Exelixis, Inc.	47,105	327
Brookdale Senior Living Inc.	13,471	322
* Incyte Corp.	30,182	317
Mentor Corp.	12,247	315
* HealthExtras, Inc.	12,600	313
* Xenoport Inc.	7,700	312
Analogic Corp.	4,400	293
* Human Genome Sciences, Inc.	49,363	291
* The TriZetto Group, Inc.	17,411	291
* K-V Pharmaceutical Co. Class A	11,433	285
* Kindred Healthcare, Inc.	12,932	283
* Thoratec Corp.	19,562	280
* Sciele Pharma, Inc.	14,300	279
* HMS Holdings Corp.	9,633	275
*^ Integra LifeSciences Holdings	6,201	270
* Conceptus, Inc.	14,300	265
* AMAG Pharmaceuticals, Inc.	6,433	260
* Luminex Corp.	13,048	256
* CONMED Corp.	9,740	250
* ViroPharma Inc.	27,631	247
* Auxilium Pharmaceuticals, Inc.	9,100	243
* Air Methods Corp.	5,000	242
* eResearch Technology, Inc.	19,350	240
* AmSurg Corp.	10,000	237
* Nektar Therapeutics	34,075	236
* Sun Healthcare Group Inc.	17,929	236
* Centene Corp.	16,800	234
* InterMune Inc.	15,900	232
* Align Technology, Inc.	20,661	230
Invacare Corp.	10,007	223
* Alnylam Pharmaceuticals Inc.	9,100	222
* Quidel Corp.	13,700	220
* SonoSite, Inc.	7,700	219
* Abaxis, Inc.	9,300	215
* Halozyme Therapeutics Inc.	33,600	214
* Matria Healthcare, Inc.	9,581	214
* Zoll Medical Corp.	8,000	213
* Bruker BioSciences Corp.	13,764	212
* SurModics, Inc.	5,045	211
* Par Pharmaceutical Cos. Inc.	12,027	209
*^ Dendreon Corp.	43,133	208
* Omnicell, Inc.	10,300	207
* Rigel Pharmaceuticals, Inc.	10,989	205
* Enzon Pharmaceuticals, Inc.	22,091	203
* Acorda Therapeutics Inc.	11,300	203
* Allscripts Healthcare Solutions, Inc.	19,600	202
* Healthspring, Inc.	14,200	200
* Phase Forward Inc.	11,314	193
* Volcano Corp.	15,300	191
* Assisted Living Concepts Inc.	31,721	187
* Theravance, Inc.	17,684	186
*^ Zymogenetics, Inc.	18,875	185
* Arena Pharmaceuticals, Inc.	27,008	185
* Merit Medical Systems, Inc.	11,639	184
* Universal American Corp.	17,357	184
* I-Flow Corp.	13,100	184
*^ Sangamo BioSciences, Inc.	17,874	182
* Kendle International Inc.	4,000	180
* Momenta Pharmaceuticals, Inc.	16,400	179
* Orthofix International N.V.	4,501	179
Datascope Corp.	4,294	178
* CV Therapeutics, Inc.	24,794	177
Ligand Pharmaceuticals Inc. Class B	44,100	176
* Pain Therapeutics, Inc.	20,600	174
* PharMerica Corp.	10,254	170
* OraSure Technologies, Inc.	23,190	170
* XOMA Ltd.	65,000	168
* Vivus, Inc.	27,914	168
* Durect Corp.	31,841	167
* Cross Country Healthcare, Inc.	13,500	167
* Gentiva Health Services, Inc.	7,631	166
* Geron Corp.	33,480	163
* Seattle Genetics, Inc.	17,886	163
* Third Wave Technologies	17,618	162
* TomoTherapy, Inc.	11,297	162
* ev3 Inc.	19,437	158
* RTI Biologics, Inc.	16,563	157
* Cyberonics, Inc.	10,700	155
* Greatbatch, Inc.	8,341	154
* Bentley Pharmaceuticals, Inc.	9,400	153
* AMN Healthcare Services, Inc.	9,905	153
* Symmetry Medical Inc.	9,200	153
* Accuray Inc.	18,657	146
* Cypress Bioscience, Inc.	19,977	143
* Sirona Dental Systems Inc.	5,276	142
* Acadia Pharmaceuticals Inc.	15,540	141
* Pharmanet Development Group, Inc.	5,505	139
* BioScrip Inc.	20,408	138
Landauer, Inc.	2,700	136
* Abraxis BioScience	2,286	135
* Adolor Corp.	29,200	133
* Bio-Reference Laboratories, Inc.	5,044	133
* Hanger Orthopedic Group, Inc.	12,335	133
* ICU Medical, Inc.	4,600	132
* Immunomedics Inc.	47,075	132
* Encysive Pharmaceuticals, Inc.	55,550	131
* CorVel Corp.	4,256	130
* Discovery Laboratories, Inc.	55,046	129
* Pozen Inc.	12,462	129
Vital Signs, Inc.	2,546	129
* Array BioPharma Inc.	18,385	129
*^ MannKind Corp.	21,385	128
* Life Sciences Research, Inc.	4,500	126
* Spectranetics Corp.	14,996	125
* Emeritus Corp.	5,636	118
* Odyssey Healthcare, Inc.	13,000	117
National Healthcare Corp.	2,400	117
* IRIS International, Inc.	8,800	117
* Maxygen Inc.	17,877	115
* ABIOMED, Inc.	8,700	114
* Nabi Biopharmaceuticals	28,171	113
* CryoLife Inc.	12,000	113
* Indevus Pharmaceuticals, Inc.	23,343	111
* Dyax Corp.	23,597	111
* Insulet Corp.	7,700	111
* APP Pharmaceuticals, Inc.	9,147	110
* Molina Healthcare Inc.	4,518	110
* Res-Care, Inc.	6,400	110
* Novavax, Inc.	40,222	107
* Cerus Corp.	18,474	107
Computer Programs and Systems, Inc.	5,100	107
* Akorn, Inc.	22,400	106
* RehabCare Group, Inc.	6,832	102
* Inspire Pharmaceuticals, Inc.	26,413	102
LCA-Vision Inc.	8,112	101
* Somanetics Corp.	6,483	101
* Salix Pharmaceuticals, Ltd.	16,058	101
* Palomar Medical Technologies, Inc.	6,600	100
* MWI Veterinary Supply Inc.	2,800	99
* Kensey Nash Corp.	3,391	98
* Cardiac Science Corp.	11,656	97
*^ Telik, Inc.	39,883	97
* Endologix, Inc.	32,193	96
* Neurocrine Biosciences, Inc.	17,734	96
* E-Z-EM, Inc.	4,464	94
* Allos Therapeutics Inc.	15,348	93
* Providence Service Corp.	3,100	93
* Neogen Corp.	3,702	93
* Collagenex Pharmaceuticals, Inc.	5,592	93
* Accelrys Inc.	17,107	92
* Pharmasset, Inc.	5,100	92
* Barrier Therapeutics Inc.	26,200	89
* Angiodynamics, Inc.	7,721	89
* Senomyx, Inc.	15,083	89
* Natus Medical Inc.	4,900	89
* Albany Molecular Research, Inc.	7,311	89
Psychemedics Corp.	4,900	87
* Medical Action Industries Inc.	5,250	86
* Sirtis Pharmaceuticals Inc.	6,600	86
* Medivation Inc.	6,015	86
* Lexicon Pharmaceuticals Inc.	42,136	85
* SuperGen, Inc.	33,900	85
* Enzo Biochem, Inc.	9,335	85
* Vital Images, Inc.	5,700	84
* NPS Pharmaceuticals Inc.	21,546	84
* GTx, Inc.	5,200	84
* MedCath Corp.	4,499	82
* Five Star Quality Care, Inc.	12,771	81
* Noven Pharmaceuticals, Inc.	8,900	80
* ArQule, Inc.	17,801	76
* US Physical Therapy, Inc.	5,200	75
Cambrex Corp.	10,772	75
* StemCells, Inc.	46,900	74
*^ Cell Genesys, Inc.	31,265	73
* Orthovita, Inc.	28,416	73
*^ Generex Biotechnology Corp.	66,500	73
* Rochester Medical Corp.	7,086	72
* Continucare Corp.	28,135	70
* ImmunoGen, Inc.	19,500	70
* ARIAD Pharmaceuticals, Inc.	20,212	68
* Anika Resh Inc.	8,000	68
* Sonic Innovations, Inc.	13,930	67
* Skilled Healthcare Group Inc.	6,000	66
* Columbia Laboratories Inc.	30,465	65
* Matrixx Initiatives, Inc.	4,400	64
* VNUS Medical Technologies, Inc.	3,500	64
^ Cytrx Corp.	51,700	59
* DepoMed, Inc.	17,306	59
* Sequenom, Inc.	9,040	59
* Medical Staffing Network Holdings, Inc.	12,378	58
* SciClone Pharmaceuticals, Inc.	30,457	58
* Peregrine Pharmaceuticals, Inc.	118,381	56
* ThermoGenesis Corp.	33,937	55
* Minrad International, Inc.	23,000	54
* AVI BioPharma, Inc.	29,300	54
* Progenics Pharmaceuticals, Inc.	8,236	54
* Trimeris, Inc.	8,104	53
* Stereotaxis Inc.	8,706	52
* Monogram Biosciences, Inc.	47,778	51
* American Dental Partners, Inc.	5,200	50
* National Dentex Corp.	3,896	50
* BioSphere Medical Inc.	10,860	50
* Genomic Health, Inc.	2,600	49
* LHC Group Inc.	2,900	49
* BioLase Technology, Inc.	15,314	47
* Theragenics Corp.	11,916	47
* GenVec, Inc.	26,297	46
* deCODE genetics, Inc.	30,173	46
* Amicas, Inc.	20,076	45
* Exactech, Inc.	1,758	44
* Corcept Therapeutics Inc.	13,426	43
*^ Idera Pharmaceuticals, Inc.	4,300	43
* PDI, Inc.	5,100	43
* Aspect Medical Systems, Inc.	6,996	43
* Vical, Inc.	12,115	43
* America Service Group Inc.	6,943	42
* Hooper Holmes, Inc.	63,605	41
* Alliance Imaging, Inc.	4,800	41
* Pharmacopeia Drug Discovery Inc.	11,027	41
* RadNet, Inc.	5,579	39
* HealthTronics Surgical Services, Inc.	11,855	38
* Hythiam Inc.	31,718	38
* Cutera, Inc.	2,800	38
* Animal Health International, Inc.	3,400	37
* Harvard Bioscience, Inc.	7,434	37
* Idenix Pharmaceuticals Inc.	7,399	37
* EntreMed, Inc.	53,110	37
* Dexcom Inc.	8,800	36
Young Innovations, Inc.	2,100	36
* Strategic Diagnostics Inc.	9,612	36
* Metabolix Inc.	3,200	35
* Rural/Metro Corp.	14,870	35
* Emergency Medical Services LP Class A	1,400	35
* MiddleBrook Pharmaceuticals Inc.	8,570	34
* Osteotech, Inc.	7,187	34
* Aastrom Biosciences, Inc.	83,800	33
* Clinical Data, Inc.	1,800	33
* Anadys Pharmaceuticals Inc.	21,879	33
* AVANT Immunotherapeutics, Inc.	3,360	33
* Synovis Life Technologies, Inc.	2,095	33
* Omrix Biopharmaceuticals, Inc.	2,300	32
* Micrus Endovascular Corp.	2,600	32
* Hi-Tech Pharmacal Co., Inc.	3,513	32
* Caliper Life Sciences, Inc.	8,280	31
* Titan Pharmaceuticals, Inc.	20,271	31
* Altus Pharmaceuticals, Inc.	6,684	30
* Cantel Medical Corp.	2,800	30
* Tercica, Inc.	5,020	29
* Santarus Inc.	11,122	29
* Cynosure Inc.	1,300	28
* BioCryst Pharmaceuticals, Inc.	6,000	28
* Candela Corp.	8,123	28
* Penwest Pharmaceuticals Co.	10,450	27
*^ Hansen Medical Inc.	1,921	27
* Alexza Pharmaceuticals, Inc.	3,696	25
* Nuvelo, Inc.	35,718	25
* Allion Healthcare Inc.	6,100	25
* Hemispherx Biopharma, Inc.	35,200	25
* Cytokinetics, Inc.	7,525	25
* La Jolla Pharmaceutical Co.	12,575	25
* RXi Pharmaceuticals Corp.	2,579	25
* ATS Medical, Inc.	17,226	24
* Nighthawk Radiology Holdings, Inc.	2,572	24
* Obagi Medical Products, Inc.	2,700	23
* EPIX Pharmaceuticals Inc.	15,992	23
* Renovis, Inc.	9,600	23
* Hollis-Eden Pharmaceuticals, Inc.	12,818	22
* Avigen, Inc.	7,930	22
* Emageon Inc.	9,495	22
* Biodel Inc.	2,000	22
* Orchid Cellmark, Inc.	7,589	22
* Caraco Pharmaceutical Laboratories, Ltd.	1,200	22
* Curis, Inc.	15,270	21
*^ Nastech Pharmaceutical Co., Inc.	9,000	21
* Antigenics, Inc.	8,912	21
* Capital Senior Living Corp.	2,600	21
* Exact Sciences Corp.	7,166	21
* Allied Healthcare International Inc.	12,517	20
* ADVENTRX Pharmaceuticals, Inc.	35,400	19
* Orexigen Therapeutics Inc.	1,800	19
* Affymax Inc.	1,314	18
* Icad Inc.	7,000	17
* Clarient, Inc.	11,990	17
* Orthologic Corp.	20,010	17
* Panacos Pharmaceuticals Inc.	23,595	17
* SRI/Surgical Express, Inc.	3,833	16
* Insmed Inc.	22,150	15
* Neurogen Corp.	7,920	15
* Emisphere Technologies, Inc.	8,800	15
* National Medical Health Card Systems, Inc.	1,420	14
* Javelin Pharmaceuticals, Inc.	5,076	14
* Vanda Parmaceuticals, Inc.	3,600	14
* NMT Medical, Inc.	3,531	14
* Kosan Biosciences, Inc.	8,200	13
*^ Oscient Pharmaceuticals Corp.	7,381	13
* Oxigene, Inc.	6,748	12
* CuraGen Corp.	15,252	12
* Avanir Pharmaceuticals Class A	12,100	12
* Fonar Corp.	3,106	12
*^ Nanogen, Inc.	26,400	12
* Poniard Pharmaceuticals, Inc.	3,173	11
* Ista Pharmaceuticals Inc.	5,337	10
*^ AtheroGenics, Inc.	12,745	10
*^ Cell Therapeutics, Inc.	15,444	10
Atrion Corp.	100	10
* Repligen Corp.	2,000	10
* Osiris Therapeutics, Inc.	758	10
* Pharmacyclics, Inc.	12,630	9
* Infinity Pharmaceuticals, Inc.	1,525	9
* NitroMed, Inc.	8,000	9
* Dynavax Technologies Corp.	4,363	9
* CardioDynamics International Corp.	33,415	8
* SCOLR Pharma Inc.	6,600	8
* Northfield Laboratories, Inc.	7,900	8
* Insite Vision, Inc.	12,200	8
* BMP Sunstone Corp.	1,000	8
* Genaera Corp.	4,494	8
* GTC Biotherapeutics, Inc.	13,981	7
* Threshold Pharmaceuticals, Inc.	18,028	7
* Neose Technologies, Inc.	24,574	7
* Vion Pharmaceuticals, Inc.	4,580	7
* I-trax, Inc.	1,200	6
* Keryx Biopharmaceuticals, Inc.	10,400	6
* Introgen Therapeutics, Inc.	2,000	6
* Ore Pharmaceuticals Inc.	11,200	6
* Lipid Sciences, Inc.	5,949	6
* Alphatec Holdings, Inc.	1,200	6
* STAAR Surgical Co.	2,300	6
* Immtech Pharmaceuticals Inc.	7,148	6
* Hana Biosciences, Inc.	6,238	6
* DUSA Pharmaceuticals, Inc.	2,300	6
* NxStage Medical, Inc.	1,300	6
* Biomimetic Therapeutics, Inc.	700	6
* Merge Healthcare Inc.	9,681	5
* SONUS Pharmaceuticals, Inc.	14,615	5
* Bioject Medical Technologies Inc.	12,286	5
* Synta Pharmaceuticals Corp.	600	5
* Genta Inc.	12,055	5
* Micromet, Inc.	2,674	5
* Genelabs Technologies, Inc.	5,200	5
* NeoPharm, Inc.	8,114	5
* Combinatorx, Inc.	1,300	4
* Northstar Neuroscience, Inc.	2,700	4
* TorreyPines Therapeutics Inc.	2,925	4
* IVAX Diagnostics, Inc.	8,700	4
*^ Genitope Corp.	14,700	4
* Anesiva, Inc.	1,135	4
* Cadence Pharmaceuticals, Inc.	600	4
* Proxymed Pharmacy, Inc.	2,846	3
* Digirad Corp.	1,200	3
* Cytogen Corp.	5,875	3
* Mediware Information Systems, Inc.	500	3
* Vermillion, Inc.	723	2
* NationsHealth, Inc.	7,744	2
* Zila, Inc.	13,147	2
* Targeted Genetics Corp.	2,245	2
* Critical Therapeutics, Inc.	3,000	2
* Neurobiological Technolgoies, Inc.	776	2
* Neurometrix Inc.	1,000	2
* Dialysis Corp. of America	200	1
* Inhibitex Inc.	1,400	1
* Epicept Corp.	1,913	1
* Novamed, Inc.	200	1
* Pharmos Corp.	1,320	1
* Q-Med, Inc.	4,728	1
* Palatin Technologies, Inc.	1,600	-
* Immunicon Corp.	800	-
* North American Scientific, Inc.	500	-
* Biopure Corp.	290	-

		652,700

Industrials (7.4%)
General Electric Co.	3,903,764	144,478
United Technologies Corp.	362,758	24,965
The Boeing Co.	284,642	21,169
3M Co.	261,670	20,711
United Parcel Service, Inc.	266,096	19,430
Caterpillar, Inc.	245,633	19,231
Emerson Electric Co.	304,002	15,644
Honeywell International Inc.	274,080	15,464
Deere & Co.	170,220	13,692
Lockheed Martin Corp.	135,712	13,476
Burlington Northern Santa Fe Corp.	135,515	12,497
Union Pacific Corp.	96,671	12,121
General Dynamics Corp.	132,111	11,014
Raytheon Co.	164,818	10,649
FedEx Corp.	113,660	10,533
Northrop Grumman Corp.	124,158	9,661
CSX Corp.	162,604	9,117
Illinois Tool Works, Inc.	179,660	8,665
Tyco International, Ltd.	191,584	8,439
Norfolk Southern Corp.	150,715	8,187
Danaher Corp.	97,936	7,446
Waste Management, Inc.	196,809	6,605
PACCAR, Inc.	135,643	6,104
Precision Castparts Corp.	53,426	5,454
Textron, Inc.	96,288	5,336
L-3 Communications Holdings, Inc.	48,721	5,327
Fluor Corp.	34,210	4,829
* McDermott International, Inc.	87,000	4,769
Ingersoll-Rand Co.	105,305	4,694
Parker Hannifin Corp.	65,074	4,508
Eaton Corp.	56,439	4,496
Expeditors International of Washington, Inc.	82,582	3,731
Rockwell Collins, Inc.	63,009	3,601
* First Solar, Inc.	15,389	3,557
Southwest Airlines Co.	286,314	3,550
Cummins Inc.	75,700	3,544
ITT Industries, Inc.	66,682	3,455
* Jacobs Engineering Group Inc.	46,840	3,447
C.H. Robinson Worldwide Inc.	62,867	3,420
Dover Corp.	78,242	3,269
Trane, Inc.	70,210	3,223
Rockwell Automation, Inc.	55,543	3,189
* Foster Wheeler Ltd.	55,752	3,157
Pitney Bowes, Inc.	83,941	2,940
Masco Corp.	142,878	2,833
Cooper Industries, Inc. Class A	70,238	2,820
Joy Global Inc.	41,875	2,729
Goodrich Corp.	45,925	2,641
R.R. Donnelley & Sons Co.	83,806	2,540
* Terex Corp.	39,700	2,481
Flowserve Corp.	22,240	2,321
Fastenal Co.	49,046	2,253
SPX Corp.	20,948	2,197
Republic Services, Inc. Class A	72,662	2,125
* AGCO Corp.	35,403	2,120
The Manitowoc Co., Inc.	50,448	2,058
Roper Industries Inc.	34,422	2,046
W.W. Grainger, Inc.	26,243	2,005
Avery Dennison Corp.	37,399	1,842
Ametek, Inc.	41,769	1,834
The Dun & Bradstreet Corp.	22,526	1,833
Manpower Inc.	32,436	1,825
KBR Inc.	65,300	1,811
Harsco Corp.	32,646	1,808
Equifax, Inc.	50,987	1,758
* Stericycle, Inc.	33,562	1,728
Pall Corp.	47,700	1,673
Cintas Corp.	55,747	1,591
Robert Half International, Inc.	59,515	1,532
* Quanta Services, Inc.	65,772	1,524
* Shaw Group, Inc.	31,606	1,490
Bucyrus International, Inc.	14,475	1,471
* Allied Waste Industries, Inc.	129,875	1,404
Ryder System, Inc.	23,000	1,401
* ChoicePoint Inc.	28,864	1,374
* Alliant Techsystems, Inc.	13,020	1,348
* Corrections Corp. of America	48,322	1,330
* FTI Consulting, Inc.	18,580	1,320
* Covanta Holding Corp.	47,653	1,310
Walter Industries, Inc.	20,415	1,279
The Brink's Co.	18,856	1,267
* BE Aerospace, Inc.	36,042	1,260
* General Cable Corp.	20,452	1,208
* Kansas City Southern	29,650	1,189
Pentair, Inc.	36,460	1,163
J.B. Hunt Transport Services, Inc.	36,240	1,139
* Monster Worldwide Inc.	46,903	1,136
* Kirby Corp.	19,900	1,134
Donaldson Co., Inc.	27,677	1,115
Landstar System, Inc.	20,975	1,094
*^ SunPower Corp. Class A	14,600	1,088
* Copart, Inc.	28,024	1,086
*^ USG Corp.	28,700	1,057
Oshkosh Truck Corp.	28,568	1,036
Lincoln Electric Holdings, Inc.	15,800	1,019
* URS Corp.	30,881	1,010
UAL Corp.	45,002	969
IDEX Corp.	31,553	968
Watson Wyatt & Co. Holdings	16,600	942
The Timken Co.	31,695	942
DRS Technologies, Inc.	15,904	927
Graco, Inc.	25,291	917
* IHS Inc. Class A	14,197	913
Kennametal, Inc.	30,482	897
* Spirit Aerosystems Holdings Inc.	40,410	896
* Delta Air Lines Inc.	103,500	890
Con-way, Inc.	17,851	883
* AMR Corp.	95,876	865
Hubbell Inc. Class B	19,749	863
Trinity Industries, Inc.	31,488	839
* Thomas & Betts Corp.	22,432	816
Carlisle Co., Inc.	24,212	810
* Waste Connections, Inc.	26,250	807
Lennox International Inc.	22,105	795
MSC Industrial Direct Co., Inc. Class A	18,754	792
UAP Holding Corp.	20,184	774
* Gardner Denver Inc.	20,692	768
GATX Corp.	19,601	766
Crane Co.	18,547	748
* Continental Airlines, Inc. Class B	38,189	734
Curtiss-Wright Corp.	17,468	725
Acuity Brands, Inc.	16,712	718
* Hexcel Corp.	37,200	711
Teleflex Inc.	14,839	708
Alexander & Baldwin, Inc.	16,079	693
* Hertz Global Holdings Inc.	56,700	684
Wabtec Corp.	17,914	675
Brady Corp. Class A	20,112	672
* GrafTech International Ltd.	40,798	661
CLARCOR Inc.	18,600	661
Actuant Corp.	21,660	654
Woodward Governor Co.	24,400	652
Nordson Corp.	12,064	650
The Toro Co.	15,600	646
* WESCO International, Inc.	17,250	629
Valmont Industries, Inc.	7,157	629
Belden Inc.	17,725	626
* Teledyne Technologies, Inc.	12,911	607
* Moog Inc.	14,325	605
Herman Miller, Inc.	23,987	589
* Esterline Technologies Corp.	11,400	574
* United Rentals, Inc.	29,964	565
The Corporate Executive Board Co.	13,945	564
* Geo Group Inc.	19,800	563
* Orbital Sciences Corp.	23,200	559
* EMCOR Group, Inc.	25,100	557
* Owens Corning Inc.	30,197	547
Genco Shipping and Trading Ltd.	9,091	513
* Energy Conversion Devices, Inc.	17,106	511
* United Stationers, Inc.	10,719	511
* Hub Group, Inc.	15,426	507
Mine Safety Appliances Co.	11,902	490
Skywest, Inc.	23,200	490
* Genesee & Wyoming Inc. Class A	14,139	486
Macquarie Infrastructure Co. LLC	16,500	481
Kaydon Corp.	10,888	478
Eagle Bulk Shipping Inc.	18,233	470
Applied Industrial Technology, Inc.	15,589	466
Granite Construction Co.	14,077	460
UTI Worldwide, Inc.	22,800	458
* Tetra Tech, Inc.	23,338	455
Regal-Beloit Corp.	12,300	451
Baldor Electric Co.	16,019	449
Lindsay Manufacturing Co.	4,350	446
* Avis Budget Group, Inc.	41,693	443
* ESCO Technologies Inc.	11,000	437
* Chart Industries, Inc.	12,717	430
^ HNI Corp.	15,935	428
* Clean Harbors Inc.	6,575	427
Mueller Industries Inc.	14,429	416
* AAR Corp.	15,200	414
^ Simpson Manufacturing Co.	15,200	413
Forward Air Corp.	11,453	406
* Evergreen Solar, Inc.	43,607	404
ABM Industries Inc.	17,950	403
* The Advisory Board Co.	7,291	400
^ Knight Transportation, Inc.	24,265	399
Quintana Maritime Ltd.	16,825	398
Deluxe Corp.	20,337	391
*^ JetBlue Airways Corp.	67,251	390
Watsco, Inc.	9,400	389
*^ American Superconductor Corp.	16,608	385
Triumph Group, Inc.	6,706	382
* The Middleby Corp.	6,102	381
Robbins & Myers, Inc.	11,600	379
* Perini Corp.	10,300	373
* PHH Corp.	21,247	370
Werner Enterprises, Inc.	19,877	369
* TransDigm Group, Inc.	9,200	341
Briggs & Stratton Corp.	18,996	340
Ameron International Corp.	3,600	337
* American Commercial Lines Inc.	21,122	334
Resources Connection, Inc.	18,200	325
Heartland Express, Inc.	22,518	321
* Ceradyne, Inc.	9,946	318
* Old Dominion Freight Line, Inc.	9,750	310
* TeleTech Holdings, Inc.	13,797	310
Albany International Corp.	8,522	308
* II-VI, Inc.	8,100	308
* Alaska Air Group, Inc.	15,478	304
Watts Water Technologies, Inc.	10,711	300
Armstrong Worldwide Industries, Inc.	8,356	298
* Navigant Consulting, Inc.	15,678	298
*^ YRC Worldwide, Inc.	22,350	293
Healthcare Services Group, Inc.	14,142	292
* Astec Industries, Inc.	7,478	290
* US Airways Group Inc.	32,260	287
* Huron Consulting Group Inc.	6,765	281
* EnPro Industries, Inc.	8,819	275
* Atlas Air Worldwide Holdings, Inc.	5,000	275
* Korn/Ferry International	16,200	274
Arkansas Best Corp.	8,500	271
IKON Office Solutions, Inc.	35,602	271
Rollins, Inc.	15,150	268
* Acco Brands Corp.	19,708	267
* Republic Airways Holdings Inc.	12,314	267
Barnes Group, Inc.	11,504	264
Mueller Water Products, Inc.	33,273	262
Viad Corp.	7,247	261
* TrueBlue, Inc.	19,304	259
* EnerSys	10,680	255
* Columbus McKinnon Corp.	8,237	255
* AirTran Holdings, Inc.	38,600	255
Kaman Corp. Class A	8,951	253
* GenCorp, Inc.	24,600	253
Interface, Inc.	17,743	249
* RBC Bearings Inc.	6,677	248
* Mobile Mini, Inc.	12,800	243
* CoStar Group, Inc.	5,617	242
Comfort Systems USA, Inc.	18,300	238
Heidrick & Struggles International, Inc.	7,300	237
G & K Services, Inc. Class A	6,539	233
Titan International, Inc.	7,600	233
* School Specialty, Inc.	7,299	230
* Consolidated Graphics, Inc.	4,100	230
Federal Signal Corp.	16,353	228
Tennant Co.	5,700	227
CIRCOR International, Inc.	4,900	227
* American Reprographics Co.	15,057	223
Steelcase Inc.	20,026	221
HEICO Corp.	4,500	219
Pacer International, Inc.	13,300	219
* FuelCell Energy, Inc.	32,618	217
Gorman-Rupp Co.	6,452	212
A.O. Smith Corp.	6,345	209
* Interline Brands, Inc.	11,204	208
* Cenveo Inc.	19,801	207
Aircastle Ltd.	18,326	206
* Layne Christensen Co.	5,808	203
* CBIZ Inc.	25,023	203
* Taser International Inc.	21,500	202
* GeoEye Inc.	7,768	202
Administaff, Inc.	8,500	201
Franklin Electric, Inc.	5,800	198
Cascade Corp.	4,000	197
* Kadant Inc.	6,710	197
* Amerco, Inc.	3,428	196
* M&F Worldwide Corp.	5,100	191
* Capstone Turbine Corp.	88,276	187
Knoll, Inc.	16,100	186
* Exponent, Inc.	5,516	181
Universal Forest Products, Inc.	5,619	181
Apogee Enterprises, Inc.	11,700	180
* Axsys Technologies, Inc.	3,600	180
* Innerworkings, Inc.	12,729	179
Horizon Lines Inc.	9,400	175
* NCI Building Systems, Inc.	7,200	174
Raven Industries, Inc.	5,700	173
AAON, Inc.	8,530	171
Cubic Corp.	6,000	171
*^ Fuel-Tech N.V.	8,300	170
Bowne & Co., Inc.	11,100	169
Ennis, Inc.	10,009	168
Ampco-Pittsburgh Corp.	3,900	168
* Superior Essex Inc.	5,900	166
McGrath RentCorp	6,800	164
* NuCo2, Inc.	5,900	164
Freightcar America Inc.	4,715	162
Tredegar Corp.	8,855	161
* Blount International, Inc.	12,937	160
Dynamic Materials Corp.	3,700	160
* Furmanite Corp.	18,697	159
* Spherion Corp.	25,899	159
NACCO Industries, Inc. Class A	1,891	153
*^ Valence Technology Inc.	34,365	152
Kelly Services, Inc. Class A	7,300	150
* RSC Holdings Inc.	13,700	149
Badger Meter, Inc.	3,400	147
* Altra Holdings Inc.	10,900	147
* Odyssey Marine Exploration, Inc.	27,164	146
* Ladish Co., Inc.	4,000	144
* Polypore International Inc.	6,900	143
American Science & Engineering, Inc.	2,600	142
* Beacon Roofing Supply, Inc.	13,950	140
Wabash National Corp.	15,450	139
CDI Corp.	5,500	138
* Kforce Inc.	15,451	137
The Greenbrier Cos., Inc.	5,100	135
* Power-One, Inc.	40,756	131
* Kenexa Corp.	7,073	131
* Plug Power, Inc.	41,288	128
* Waste Services, Inc.	15,673	127
Diamond Management and Technology Consultants,Inc.	19,676	127
Electro Rent Corp.	8,350	127
* Flow International Corp.	13,600	126
* Cornell Cos., Inc.	5,600	126
Encore Wire Corp.	6,850	125
* DynCorp International Inc. Class A	7,449	124
* Accuride Corp.	15,122	124
Kimball International, Inc. Class B	11,460	123
* Insituform Technologies Inc. Class A	8,800	122
* Team, Inc.	4,336	118
* CRA International Inc.	3,678	118
Great Lakes Dredge & Dock Co.	22,681	117
* Dollar Thrifty Automotive Group, Inc.	8,500	116
* Lydall, Inc.	9,942	114
* H&E Equipment Services, Inc.	8,993	113
* Gehl Co.	6,650	113
American Ecology Corp.	4,400	111
* Allegiant Travel Co.	4,151	110
* Northwest Pipe Co.	2,550	108
TAL International Group, Inc.	4,590	108
* Volt Information Sciences Inc.	6,300	107
HEICO Corp. Class A	2,704	106
* Tecumseh Products Co. Class A	3,423	105
* AZZ Inc.	2,900	103
Angelica Corp.	5,700	102
* GP Strategies Corp.	10,600	101
* Rush Enterprises, Inc. Class A	6,350	101
*^ Protection One, Inc.	10,424	100
* Powell Industries, Inc.	2,532	100
* Dynamex Inc.	3,900	99
*^ Medis Technology Ltd.	10,700	97
* Pike Electric Corp.	6,910	96
Gibraltar Industries Inc.	8,200	96
* Marten Transport, Ltd.	6,150	95
* L.B. Foster Co. Class A	2,200	95
Standex International Corp.	4,100	92
* Griffon Corp.	10,641	92
* 3D Systems Corp.	6,204	91
Vicor Corp.	7,479	89
Alamo Group, Inc.	4,100	87
* Hudson Highland Group, Inc.	10,230	87
American Woodmark Corp.	4,185	86
* Learning Tree International, Inc.	5,981	84
Courier Corp.	3,348	84
* C & D Technologies, Inc.	16,400	82
* Casella Waste Systems, Inc.	7,481	82
Met-Pro Corp.	7,266	82
* Saia, Inc.	5,051	80
LSI Industries Inc.	6,007	79
* Willis Lease Finance Corp.	6,289	79
*^ Builders FirstSource, Inc.	10,869	79
* MTC Technologies, Inc.	3,242	77
* Perma-Fix Environmental Services, Inc.	47,558	77
* TBS International Ltd.	2,500	76
* Argon ST, Inc.	4,395	75
NN, Inc.	7,480	73
* Celadon Group Inc.	7,425	72
* Park-Ohio Holdings Corp.	4,400	69
* Intersections Inc.	7,870	68
* COMSYS IT Partners Inc.	7,856	66
Schawk, Inc.	4,100	66
* Pinnacle Airlines Corp.	7,373	64
Multi-Color Corp.	2,787	62
* Magnatek, Inc.	18,100	62
* Miller Industries, Inc.	6,446	62
Sun Hydraulics Corp.	2,100	61
Waste Industries USA, Inc.	1,700	61
* Innovative Solutions and Support, Inc.	5,724	61
* PowerSecure International, Inc.	5,100	60
* Hawaiian Holdings, Inc.	10,000	60
* Commercial Vehicle Group Inc.	6,012	60
* Mac-Gray Corp.	5,200	59
* WCA Waste Corp.	9,763	59
^ Houston Wire & Cable Co.	3,700	59
Lawson Products, Inc.	2,138	59
* Ducommun, Inc.	2,100	58
Todd Shipyards Corp.	3,576	58
* Active Power, Inc.	31,013	58
* Herley Industries Inc.	5,565	58
* P.A.M. Transportation Services, Inc.	3,663	57
* Applied Energetics, Inc.	34,281	57
*^ Microvision, Inc.	23,195	56
* Ultralife Batteries, Inc.	4,600	54
Mueller Water Products, Inc. Class A	6,601	54
* On Assignment, Inc.	8,300	53
Applied Signal Technology, Inc.	4,300	51
* K-Tron International, Inc	400	48
* PeopleSupport Inc.	5,100	47
* LECG Corp.	4,969	47
* ICT Group, Inc.	4,456	45
American Railcar Industries, Inc.	2,200	45
^ Bluelinx Holdings Inc.	8,700	44
The Standard Register Co.	5,676	44
* Stanley Inc.	1,500	44
* TurboChef Technologies, Inc.	6,600	43
* Force Protection, Inc.	20,496	41
Virco Manufacturing Corp.	7,736	40
* ABX Holdings Inc.	13,274	39
* TRC Cos., Inc.	8,800	38
Frozen Food Express Industries, Inc.	4,700	37
Quixote Corp.	4,266	36
Aceto Corp.	5,107	35
Insteel Industries, Inc.	3,000	35
* ExpressJet Holdings, Inc.	13,050	34
* SL Industries, Inc.	1,700	34
* USA Truck, Inc.	2,600	34
* Sterling Construction Co., Inc.	1,800	33
* Hurco Cos., Inc.	700	33
* Aerovironment Inc.	1,600	33
* Raytheon Co. Warrants Exp. 6/16/11	1,046	31
Barrett Business Services, Inc.	1,800	31
* Mesa Air Group Inc.	13,000	31
*^ Trex Co., Inc.	3,800	30
* Frontier Airlines Holdings, Inc.	11,700	30
* Huttig Building Products, Inc.	12,622	29
* LMI Aerospace, Inc.	1,500	29
* La Barge, Inc.	2,400	29
* International Shipholding Corp.	1,442	28
Hardinge, Inc.	2,000	28
* Tecumseh Products Co. Class B	1,000	27
* Paragon Technologies, Inc.	5,095	27
Twin Disc, Inc.	1,600	25
L.S. Starrett Co. Class A	1,300	25
* Covenant Transport, Inc.	4,806	25
* Astronics Corp.	1,200	23
* Michael Baker Corp.	1,000	22
* Innotrac Corp.	5,748	22
* EnerNOC Inc.	1,800	21
* Quality Distribution Inc.	6,326	20
Xerium Technologies Inc.	15,600	20
Superior Uniform Group, Inc.	2,008	20
* Nashua Corp.	1,786	20
* Standard Parking Corp.	900	19
* MAIR Holdings, Inc.	4,441	17
* Rush Enterprises, Inc. Class B	1,149	17
* Integrated Electrical Services, Inc.	1,000	16
* Arrowhead Research Corp.	5,498	16
* PRG-Schultz International, Inc.	1,681	15
* Spherix Inc.	11,116	14
* First Advantage Corp. Class A	617	13
CompX International Inc.	1,394	13
* Universal Truckload Services, Inc.	600	13
* Arotech Corp.	4,507	12
* Flanders Corp.	1,900	12
AMREP Corp.	200	10
* Distributed Energy Systems Corp.	21,500	10
* Milacron Inc.	3,657	9
Omega Flex Inc.	810	9
Sypris Solutions, Inc.	2,100	9
* APAC Teleservices, Inc.	8,134	7
* The Allied Defense Group, Inc.	1,100	6
* ICF International, Inc.	300	6
* Aerosonic Corp.	730	3
* TriMas Corp.	500	3
* Hill International Inc.	200	3
Preformed Line Products Co.	23	1
*^ Millennium Cell Inc.	8,288	1
* UQM Technologies, Inc.	600	1
* Modtech Holdings, Inc.	2,900	1
* TRM Corp.	2,200	1
* BMC Industries, Inc.	29,237	-

		687,836

Information Technology (9.4%)
Microsoft Corp.	3,252,354	92,302
International Business Machines Corp.	532,259	61,284
* Cisco Systems, Inc.	2,343,535	56,456
* Apple Inc.	338,170	48,527
Intel Corp.	2,258,807	47,842
Hewlett-Packard Co.	996,093	45,482
* Google Inc.	90,995	40,081
* Oracle Corp.	1,582,393	30,952
QUALCOMM Inc.	632,188	25,920
* Dell Inc.	821,228	16,359
Texas Instruments, Inc.	539,960	15,265
Corning, Inc.	608,588	14,630
* Yahoo! Inc.	464,698	13,444
* eBay Inc.	418,723	12,495
* EMC Corp.	811,005	11,630
Applied Materials, Inc.	533,041	10,400
Automatic Data Processing, Inc.	203,594	8,630
Motorola, Inc.	883,325	8,215
Accenture Ltd.	232,366	8,172
* Adobe Systems, Inc.	221,906	7,898
Tyco Electronics Ltd.	192,612	6,610
* MEMC Electronic Materials, Inc.	88,682	6,288
Western Union Co.	291,229	6,194
MasterCard, Inc. Class A	27,600	6,155
* Electronic Arts Inc.	121,645	6,073
* Symantec Corp.	338,417	5,624
* Sun Microsystems, Inc.	355,246	5,517
Xerox Corp.	358,194	5,362
* Juniper Networks, Inc.	191,514	4,788
* Agilent Technologies, Inc.	151,402	4,516
Paychex, Inc.	131,734	4,513
Seagate Technology	206,054	4,315
* NVIDIA Corp.	204,127	4,040
CA, Inc.	159,723	3,594
Analog Devices, Inc.	118,991	3,513
* Broadcom Corp.	182,218	3,511
* Intuit, Inc.	122,260	3,302
Electronic Data Systems Corp.	198,263	3,301
* Cognizant Technology Solutions Corp.	112,608	3,246
* Activision, Inc.	112,856	3,082
* Flextronics International Ltd.	322,126	3,025
* VeriSign, Inc.	89,701	2,982
* BEA Systems, Inc.	154,308	2,955
* Fiserv, Inc.	60,774	2,923
Fidelity National Information Services, Inc.	75,179	2,867
* Autodesk, Inc.	89,617	2,821
* NetApp, Inc.	139,483	2,797
Microchip Technology, Inc.	84,257	2,758
* Computer Sciences Corp.	67,433	2,751
Xilinx, Inc.	115,023	2,732
Linear Technology Corp.	86,684	2,660
KLA-Tencor Corp.	70,637	2,621
* NAVTEQ Corp.	38,230	2,600
Harris Corp.	52,896	2,567
Amphenol Corp.	68,868	2,565
* BMC Software, Inc.	77,451	2,519
Altera Corp.	131,660	2,426
* Western Digital Corp.	84,985	2,298
* Citrix Systems, Inc.	73,660	2,160
* salesforce.com, inc.	36,800	2,130
* Marvell Technology Group Ltd.	195,000	2,122
* McAfee Inc.	61,842	2,046
* SanDisk Corp.	88,458	1,996
* Iron Mountain, Inc.	73,959	1,955
National Semiconductor Corp.	104,315	1,911
* Avnet, Inc.	57,976	1,898
* LAM Research Corp.	48,151	1,840
* Affiliated Computer Services, Inc. Class A	36,537	1,831
* Micron Technology, Inc.	293,847	1,754
* Akamai Technologies, Inc.	61,337	1,727
* Arrow Electronics, Inc.	47,747	1,607
* NCR Corp.	69,771	1,593
* Teradata Corp.	70,171	1,548
Total System Services, Inc.	65,130	1,541
* FLIR Systems, Inc.	50,300	1,514
* Hewitt Associates, Inc.	37,404	1,488
* Cypress Semiconductor Corp.	62,203	1,469
* Alliance Data Systems Corp.	30,371	1,443
* Advanced Micro Devices, Inc.	235,531	1,387
* Mettler-Toledo International Inc.	14,237	1,383
* LSI Corp.	277,512	1,374
* Trimble Navigation Ltd.	47,238	1,351
Intersil Corp.	51,578	1,324
* Red Hat, Inc.	71,627	1,317
Global Payments Inc.	31,198	1,290
* Synopsys, Inc.	56,596	1,285
* DST Systems, Inc.	19,457	1,279
* Cadence Design Systems, Inc.	106,633	1,139
* Lexmark International, Inc.	36,925	1,134
Molex, Inc.	48,516	1,124
* Brocade Communications Systems, Inc.	153,511	1,121
* JDS Uniphase Corp.	82,633	1,106
* Itron, Inc.	11,900	1,074
* MICROS Systems, Inc.	31,800	1,070
* ANSYS, Inc.	30,300	1,046
* Ciena Corp.	33,494	1,033
* Novellus Systems, Inc.	47,672	1,003
* Nuance Communications, Inc.	57,005	992
Diebold, Inc.	25,952	974
Broadridge Financial Solutions LLC	54,648	962
* Ingram Micro, Inc. Class A	60,562	959
*^ Cree, Inc.	33,466	936
* Sybase, Inc.	34,918	918
FactSet Research Systems Inc.	17,039	918
* CommScope, Inc.	26,198	912
* Teradyne, Inc.	72,019	894
* Zebra Technologies Corp. Class A	26,806	893
* Tellabs, Inc.	161,969	883
* QLogic Corp.	56,460	867
* Compuware Corp.	118,015	866
* Novell, Inc.	135,987	855
* Equinix, Inc.	12,672	843
* Anixter International Inc.	13,142	842
* Varian Semiconductor Equipment Associates, Inc.	29,765	838
* ON Semiconductor Corp.	146,565	832
* Convergys Corp.	52,969	798
* Polycom, Inc.	35,239	794
* SAIC, Inc.	41,919	779
Jack Henry & Associates Inc.	31,396	775
* Rambus Inc.	33,053	770
* Take-Two Interactive Software, Inc.	28,700	732
* NeuStar, Inc. Class A	27,195	720
* SINA.com	20,318	716
* Parametric Technology Corp.	44,568	712
* Tech Data Corp.	21,559	707
* Dolby Laboratories Inc.	19,156	695
Jabil Circuit, Inc.	72,766	688
* ValueClick, Inc.	38,790	669
* Integrated Device Technology Inc.	74,716	667
* Microsemi Corp.	29,004	661
* Metavante Technologies	32,807	656
* Foundry Networks, Inc.	55,671	645
National Instruments Corp.	23,528	615
* Vishay Intertechnology, Inc.	67,563	612
* International Rectifier Corp.	28,429	611
* Atmel Corp.	175,147	610
* Silicon Laboratories Inc.	19,192	605
* Unisys Corp.	136,002	602
* F5 Networks, Inc.	33,066	601
* Informatica Corp.	34,162	583
* THQ Inc.	26,382	575
* Fairchild Semiconductor International, Inc.	47,786	570
* VistaPrint Ltd.	15,949	557
* ADC Telecommunications, Inc.	46,125	557
* Rofin-Sinar Technologies Inc.	12,328	554
* TIBCO Software Inc.	77,384	553
* Perot Systems Corp.	36,700	552
* Emulex Corp.	33,359	542
* CACI International, Inc.	11,800	537
* Concur Technologies, Inc.	17,300	537
* Benchmark Electronics, Inc.	29,015	521
* Plexus Corp.	18,104	508
* Solera Holdings, Inc.	20,667	503
* Amkor Technology, Inc.	46,961	502
* Progress Software Corp.	16,600	497
* Wright Express Corp.	15,974	491
* Digital River, Inc.	15,808	490
* Sohu.com Inc.	10,846	489
* MPS Group, Inc.	41,151	486
* PMC Sierra Inc.	83,400	475
Fair Isaac, Inc.	22,047	474
* EchoStar Corp.	16,031	474
* Gartner, Inc. Class A	24,403	472
* Omniture, Inc.	20,215	469
* Atheros Communications, Inc.	22,355	466
* Verigy Ltd.	23,612	445
ADTRAN Inc.	24,041	445
* j2 Global Communications, Inc.	19,808	442
* Skyworks Solutions, Inc.	59,182	431
* Intermec, Inc.	19,324	429
* Checkpoint Systems, Inc.	15,900	427
Blackbaud, Inc.	17,281	420
* Semtech Corp.	28,993	415
* SRA International, Inc.	16,900	411
* VeriFone Holdings, Inc.	25,756	409
* Lawson Software, Inc.	54,201	408
* EarthLink, Inc.	53,853	407
* MKS Instruments, Inc.	18,553	397
*^ Avid Technology, Inc.	16,206	394
* CNET Networks, Inc.	55,277	392
* InterDigital, Inc.	19,445	385
* ATMI, Inc.	13,816	384
* Tessera Technologies, Inc.	18,481	384
* Sanmina-SCI Corp.	235,922	382
* CyberSource Corp.	25,601	374
Acxiom Corp.	30,767	365
*^ Sonus Networks, Inc.	105,723	364
* TiVo Inc.	41,450	363
* Comtech Telecommunications Corp.	9,250	361
* ScanSource, Inc.	9,900	358
* OmniVision Technologies, Inc.	21,300	358
* 3Com Corp.	155,415	356
Plantronics, Inc.	18,197	351
* Advent Software, Inc.	8,119	346
* Quest Software, Inc.	25,722	336
* FormFactor Inc.	17,600	336
Technitrol, Inc.	14,269	330
* Net 1 UEPS Technologies, Inc.	14,510	327
* Cabot Microelectronics Corp.	10,007	322
Cognex Corp.	14,692	321
* Electronics for Imaging, Inc.	21,460	320
* Cymer, Inc.	12,141	316
* Websense, Inc.	16,800	315
* Insight Enterprises, Inc.	17,798	311
* Mentor Graphics Corp.	35,155	310
* Euronet Worldwide, Inc.	16,100	310
* Arris Group Inc.	53,018	309
* Blackboard Inc.	9,198	307
* TriQuint Semiconductor, Inc.	59,389	301
* L-1 Identity Solutions Inc.	21,886	291
* ManTech International Corp.	6,400	290
* MicroStrategy Inc.	3,901	289
* Entegris Inc.	39,992	288
* CMGI, Inc.	21,404	284
Imation Corp.	12,478	284
* Sycamore Networks, Inc.	77,418	283
* Wind River Systems Inc.	36,214	280
* Macrovision Corp.	20,700	279
* FEI Co.	12,800	279
* RealNetworks, Inc.	48,479	278
* Avocent Corp.	16,425	278
* RF Micro Devices, Inc.	104,316	277
* NETGEAR, Inc.	13,900	277
* DealerTrack Holdings Inc.	13,226	267
* Infinera Corp.	22,115	265
* ACI Worldwide, Inc.	13,200	263
* Brooks Automation, Inc.	26,738	260
* Littelfuse, Inc.	7,400	259
* Epicor Software Corp.	23,082	259
MAXIMUS, Inc.	7,000	257
United Online, Inc.	24,149	255
* Zoran Corp.	18,622	254
* Blue Coat Systems, Inc.	11,534	254
* Sigma Designs, Inc.	11,200	254
AVX Corp.	19,814	254
* MSC Software Corp.	19,190	249
* Manhattan Associates, Inc.	10,800	248
* Tekelec	19,711	245
* Sapient Corp.	35,013	244
* Ariba, Inc.	24,684	238
Black Box Corp.	7,700	238
Daktronics, Inc.	12,918	231
* Move, Inc.	73,901	228
* Harmonic, Inc.	29,488	224
* The Ultimate Software Group, Inc.	7,410	223
* Applied Micro Circuits Corp.	30,965	222
* Synaptics Inc.	9,227	220
* SonicWALL, Inc.	26,656	218
Micrel, Inc.	23,435	217
* JDA Software Group, Inc.	11,827	216
* Art Technology Group, Inc.	55,374	215
* SPSS, Inc.	5,460	212
* Bankrate, Inc.	4,137	206
* FARO Technologies, Inc.	6,600	206
* Standard Microsystem Corp.	7,000	204
MTS Systems Corp.	6,320	204
* Rogers Corp.	6,100	204
Quality Systems, Inc.	6,800	203
* Diodes Inc.	9,100	200
* Dycom Industries, Inc.	16,290	196
* Ansoft Corp.	6,392	195
* Advanced Energy Industries, Inc.	14,600	193
Methode Electronics, Inc. Class A	16,549	193
*^ Echelon Corp.	14,300	193
InfoSpace, Inc.	16,448	190
* Cirrus Logic, Inc.	27,861	187
^ Heartland Payment Systems, Inc.	8,136	187
* Silicon Image, Inc.	37,171	186
* CSG Systems International, Inc.	16,349	186
* Tyler Technologies, Inc.	13,100	183
* Axcelis Technologies, Inc.	32,683	183
* VASCO Data Security International, Inc.	13,200	181
* Universal Display Corp.	12,600	180
Syntel, Inc.	6,765	180
* S1 Corp.	25,262	180
* Finisar Corp.	136,555	175
* SYNNEX Corp.	8,100	172
* Quantum Corp.	78,700	168
Molex, Inc. Class A	7,700	168
Cohu, Inc.	10,313	168
* ViaSat, Inc.	7,675	167
*^ Palm, Inc.	33,302	167
Park Electrochemical Corp.	6,432	166
* Newport Corp.	14,660	164
*^ UTStarcom, Inc.	57,656	164
* OSI Systems Inc.	7,108	164
* Electro Scientific Industries, Inc.	9,900	163
* Cavium Networks, Inc.	9,800	161
* Secure Computing Corp.	24,800	160
* Sykes Enterprises, Inc.	9,067	159
*^ Nextwave Wireless Inc.	30,901	156
* TTM Technologies, Inc.	13,600	154
* Interwoven Inc.	14,347	153
* Internet Capital Group Inc.	14,634	153
* Magma Design Automation, Inc.	15,900	152
Integral Systems, Inc.	5,198	152
* ANADIGICS, Inc.	23,076	151
* Veeco Instruments, Inc.	9,100	151
* Spansion Inc. Class A	55,001	151
* Commvault Systems, Inc.	12,100	150
* Vignette Corp.	10,969	145
* Brightpoint, Inc.	17,303	145
TNS Inc.	7,000	144
* Stratasys, Inc.	8,000	142
* SAVVIS, Inc.	8,714	142
* Hittite Microwave Corp.	3,706	139
* Actel Corp.	9,000	138
* Hutchinson Technology, Inc.	8,600	137
* Powerwave Technologies, Inc.	52,792	135
* Mattson Technology, Inc.	21,902	133
* Cogent Inc.	13,800	130
* Forrester Research, Inc.	4,884	130
* Phoenix Technologies Ltd.	8,197	128
CTS Corp.	11,900	127
* Photronics, Inc.	13,300	127
* Harris Stratex Networks, Inc. Class A	12,557	126
Bel Fuse, Inc. Class A	4,000	126
* KEMET Corp.	30,863	125
* Smart Modular Technologies Inc.	20,058	125
* eSPEED, Inc. Class A	10,601	124
* Novatel Wireless, Inc.	12,627	122
* Monolithic Power Systems	6,915	122
* Pericom Semiconductor Corp.	8,250	121
* Online Resources Corp.	12,507	120
* Silicon Storage Technology, Inc.	45,535	119
* Intervoice, Inc.	14,936	119
* ComScore Inc.	5,900	118
* Lattice Semiconductor Corp.	41,553	118
* Hypercom Corp.	27,100	118
* Conexant Systems, Inc.	202,470	117
* DSP Group Inc.	9,200	117
* Advanced Analogic Technologies, Inc.	20,701	116
* EPIQ Systems, Inc.	7,453	116
* Comtech Group Inc.	10,700	115
* Extreme Networks, Inc.	37,190	115
* Internap Network Services Corp.	23,192	115
* BearingPoint, Inc.	68,198	115
* Iomega Corp.	32,080	115
* Mastec Inc.	13,875	114
* Adaptec, Inc.	38,526	113
* Data Domain, Inc.	4,700	112
* Radiant Systems, Inc.	7,950	111
* FalconStor Software, Inc.	14,358	109
* PROS Holdings, Inc.	8,700	109
* DTS Inc.	4,500	108
* iGATE Corp.	15,093	107
* The Hackett Group Inc.	26,903	105
* MRV Communications Inc.	76,360	105
* EMS Technologies, Inc.	3,831	104
* Riverbed Technology, Inc.	6,952	103
Agilysys, Inc.	8,900	103
* Rackable Systems Inc.	11,300	103
* Netlogic Microsystems Inc.	4,200	101
* Gerber Scientific, Inc.	11,400	101
* LoJack Corp.	7,969	101
* SiRF Technology Holdings, Inc.	19,766	101
* Packeteer, Inc.	19,614	100
* Excel Technology, Inc.	3,670	99
* Ciber, Inc.	20,126	99
infoUSA Inc.	15,984	98
* Safeguard Scientifics, Inc.	64,518	96
* Exar Corp.	11,671	96
Openwave Systems Inc.	39,175	96
Marchex, Inc.	9,581	96
* Trident Microsystems, Inc.	18,500	95
* Zygo Corp.	7,521	94
* Immersion Corp.	13,159	94
* Soapstone Networks Inc.	12,990	93
* Integrated Silicon Solution, Inc.	15,300	93
* Zhone Technologies	94,185	92
* Chordiant Software, Inc.	15,280	92
* Synchronoss Technologies, Inc.	4,600	92
* Bookham, Inc.	64,900	89
* Keynote Systems Inc.	7,516	89
TheStreet.com, Inc.	10,767	87
* The Knot, Inc.	7,381	87
* Symyx Technologies, Inc.	11,558	87
* GSI Group, Inc.	10,980	85
* Taleo Corp. Class A	4,400	85
* Ramtron International Corp.	20,730	85
* Digimarc Corp.	8,500	85
* Anaren, Inc.	6,685	85
* SupportSoft, Inc.	25,468	84
*^ EMCORE Corp.	14,577	84
* Loral Space and Communications Ltd.	3,500	83
*^ LoopNet, Inc.	6,537	83
* Ixia	10,649	83
* RadiSys Corp.	8,178	83
* Microtune, Inc.	22,524	82
* Double-Take Software Inc.	7,000	82
Gevity HR, Inc.	9,400	81
* Lionbridge Technologies, Inc.	24,207	81
* Globecomm Systems, Inc.	9,266	81
* Kulicke & Soffa Industries, Inc.	16,834	80
* SourceForge Inc.	40,269	80
* Acacia Research - Acacia Technologies	13,900	80
* PC-Tel, Inc.	11,702	80
* PDF Solutions, Inc.	14,369	79
* Network Equipment Technologies, Inc.	12,000	79
* Greenfield Online, Inc.	6,601	78
*^ On2 Technologies, Inc.	76,000	78
* OPNET Technologies, Inc.	9,448	77
* Actuate Software Corp.	18,700	77
* SI International Inc.	3,900	75
NIC Inc.	10,500	75
* Sonic Solutions, Inc.	7,700	74
* Starent Networks Corp.	5,500	74
^ Imergent, Inc.	6,500	74
* PC Connection, Inc.	9,314	74
* Cray, Inc.	12,370	74
* LivePerson, Inc.	23,600	73
* Global Cash Access, Inc.	12,450	73
* Digi International, Inc.	6,300	73
* NetScout Systems, Inc.	7,800	73
* Startek, Inc.	7,800	72
* Measurement Specialties, Inc.	4,100	72
* Comverge Inc.	6,900	71
* Hughes Communications Inc.	1,393	71
* Supertex, Inc.	3,456	71
*^ Orbcomm, Inc.	14,153	70
* Rimage Corp.	3,200	70
* Ultratech, Inc.	7,200	69
* Mercury Computer Systems, Inc.	12,300	69
* PLX Technology, Inc.	10,209	68
* Kopin Corp.	25,500	68
* Rudolph Technologies, Inc.	6,792	66
* Interactive Intelligence Inc.	5,461	64
* Vocus, Inc.	2,400	63
* LTX Corp.	19,997	63
* Limelight Networks Inc.	19,349	63
Keithley Instruments Inc.	6,403	62
* Perficient, Inc.	7,822	62
* IXYS Corp.	9,093	62
*^ Superconductor Technologies Inc.	13,815	62
* Bottomline Technologies, Inc.	4,900	62
* SeaChange International, Inc.	8,782	62
* Westell Technologies, Inc.	41,100	62
* Transmeta Corp.	4,734	61
Renaissance Learning, Inc.	4,366	61
* KVH Industries, Inc.	7,735	61
* ExlService Holdings, Inc.	2,649	61
* Aruba Networks, Inc.	11,552	60
MoneyGram International, Inc.	32,290	60
* IPG Photonics Corp.	3,800	60
* Entrust, Inc.	23,824	60
* Avanex Corp.	83,862	60
* TranSwitch Corp.	79,293	59
* Dynamics Research Corp.	5,857	59
* Ness Technologies Inc.	6,214	59
* Nanometrics Inc.	8,204	59
* Terremark Worldwide, Inc.	10,660	58
* Autobytel Inc.	27,010	58
* Oplink Communications, Inc.	6,483	58
* RightNow Technologies Inc.	4,800	57
* Symmetricom Inc.	16,350	57
* Photon Dynamics, Inc.	5,200	55
* Asyst Technologies, Inc.	15,618	55
* Ceva, Inc.	7,134	55
* MIPS Technologies, Inc.	13,746	54
* Captaris Inc.	12,000	53
* QuickLogic Corp.	17,008	51
* OpenTV Corp.	42,912	51
* Switch and Data Inc.	4,954	51
* Intevac, Inc.	3,900	51
* MoSys, Inc.	11,414	50
* TechTeam Global, Inc.	5,490	50
* White Electronic Designs Corp.	11,200	49
* Saba Software, Inc.	12,878	48
* AsiaInfo Holdings, Inc.	4,400	48
* Borland Software Corp.	23,640	48
* Nu Horizons Electronics Corp.	7,522	47
* Semitool, Inc.	5,649	47
* Multi-Fineline Electronix, Inc.	2,500	47
* Smith Micro Software, Inc.	7,600	47
* Dot Hill Systems Corp.	15,489	46
* Presstek, Inc.	10,531	46
* Isilon Systems Inc.	9,300	45
* Volterra Semiconductor Corp.	3,900	44
* Applied Digital Solutions, Inc.	64,870	43
* American Technology Corp.	19,570	43
* Credence Systems Corp.	25,200	43
* I.D. Systems, Inc.	5,700	43
* STEC Inc.	6,747	42
* Edgewater Technology, Inc.	7,915	42
* DDi Corp.	8,913	41
* WJ Communications, Inc.	43,166	41
* WebMD Health Corp. Class A	1,726	41
* hi/fn, Inc.	7,967	41
* iPass Inc.	13,409	40
Pegasystems Inc.	4,100	39
* Lasercard Corp.	4,456	38
* X-Rite Inc.	6,300	38
* OpNext, Inc.	6,900	38
* GTSI Corp.	5,149	37
QAD Inc.	4,420	37
* Tumbleweed Communications Corp.	30,163	37
* Aware, Inc.	10,000	37
* Ikanos Communications, Inc.	7,741	35
*^ ParkerVision, Inc.	4,500	35
* InFocus Corp.	18,000	34
* Convera Corp.	19,158	33
Bel Fuse, Inc. Class B	1,156	32
* Enliven Marketing Technologies Corp.	43,897	32
*^ Research Frontiers, Inc.	4,700	32
* Mindspeed Technologies, Inc.	66,245	32
* ActivIdentity Corp.	12,400	31
* AuthenTec, Inc.	3,100	31
* Zix Corp.	7,900	31
* i2 Technologies, Inc.	2,700	30
* Website Pros, Inc.	3,085	30
* Airspan Networks Inc.	31,680	30
* Planar Systems, Inc.	7,423	30
* California Micro Devices Corp.	9,828	29
* Management Network Group Inc.	15,119	29
* SM&A Corp.	6,562	28
* Virage Logic Corp.	4,700	27
* Telular Corp.	8,083	27
* Computer Task Group, Inc.	6,500	27
*^ Maxwell Technologies, Inc.	2,500	25
* SigmaTel Inc.	8,700	25
COMARCO, Inc.	6,400	24
* Calamp Corp.	8,700	24
* Cherokee International Corp.	12,369	23
* Tollgrade Communications, Inc.	4,300	23
* PLATO Learning, Inc.	7,653	22
* Newtek Business Services, Inc.	22,635	22
* NMS Communications Corp.	14,700	22
* LookSmart, Ltd.	6,700	22
* Sumtotal Systems Inc.	5,064	21
* Napster, Inc.	14,231	21
* DivX, Inc.	3,000	21
* Moldflow Corp.	1,200	21
* Super Micro Computer Inc.	2,500	21
Cass Information Systems, Inc.	660	21
* Ultra Clean Holdings, Inc.	2,100	21
* Merix Corp.	9,904	20
* Ditech Networks Inc.	6,780	20
* Radyne Comstream Inc.	2,300	20
* Lantronix, Inc.	21,000	19
* Liquidity Services, Inc.	2,300	18
* Concurrent Computer Corp.	26,200	18
* ESS Technology, Inc.	12,000	18
* Techwell, Inc.	1,600	17
* RAE Systems, Inc.	8,200	16
* Entertainment Distribution Company Inc.	30,231	16
American Software, Inc. Class A	2,500	16
* LeCroy Corp.	1,800	16
* Network Engines, Inc.	9,800	15
*^ Telkonet, Inc.	17,200	15
* TransAct Technologies Inc.	3,076	15
* Allen Organ Co. Escrow Shares	1,400	14
* GSE Systems, Inc.	1,726	14
* Selectica, Inc.	10,200	14
* Analysts International Corp.	8,178	14
* Performance Technologies, Inc.	2,900	13
* FSI International, Inc.	9,808	13
* Endwave Corp.	2,100	13
* Mechanical Technology Inc.	23,454	13
* Jupitermedia Corp.	6,017	13
* Centillium Communications, Inc.	18,720	12
* SCM Microsystems, Inc.	4,700	12
* Mobility Electronics, Inc.	9,427	12
* BigBand Networks Inc.	1,980	11
* Spectrum Control, Inc.	1,300	11
* Pixelworks, Inc.	13,600	10
* Intraware, Inc.	2,307	10
* Datalink Corp.	2,405	10
* BSQUARE Corp.	2,425	9
* Miva Inc.	5,400	9
* Wireless Telecom Group, Inc.	5,909	9
* Callidus Software Inc.	1,800	9
* EFJ, Inc.	7,200	9
* Atari, Inc.	5,872	9
* Wave Systems Corp. Class A	8,326	8
* Catapult Communications Corp.	1,521	8
Qualstar Corp.	2,400	8
* Leadis Technology Inc.	3,900	8
* Rainmaker Systems, Inc.	2,180	7
* Telecommunication Systems, Inc.	2,200	7
* AuthentiDate Holding Corp.	14,539	6
* Eagle Test Systems, Inc.	600	6
* Evolving Systems, Inc.	2,955	6
*^ Access Intergrated Technologies Inc.	1,600	5
* Overland Storage, Inc.	4,244	5
* Intelli-Check Inc.	1,297	4
* CallWave, Inc.	1,600	4
* Silicon Graphics Inc.	300	4
* Technology Solutions Co.	1,135	3
* Entorian Technologies Inc.	2,721	3
* FOCUS Enhancements, Inc.	4,400	2
* Verso Technologies, Inc.	8,718	1
* Channell Commercial Corp.	800	1
* Kintera Inc.	1,700	1
* Optimal Group, Inc.	300	1
* PlanetOut, Inc.	250	1
* Optium Corp.	100	1
* Innovex, Inc.	1,800	1

		876,145

Materials (2.4%)
Monsanto Co.	211,144	23,543
E.I. du Pont de Nemours & Co.	347,213	16,236
Freeport-McMoRan Copper & Gold, Inc. Class B	147,593	14,201
Dow Chemical Co.	364,946	13,448
Alcoa Inc.	327,900	11,824
Praxair, Inc.	122,285	10,300
Air Products & Chemicals, Inc.	83,306	7,664
Newmont Mining Corp. (Holding Co.)	167,409	7,584
Nucor Corp.	111,341	7,542
* The Mosaic Co.	59,883	6,144
United States Steel Corp.	45,689	5,797
Weyerhaeuser Co.	80,992	5,268
International Paper Co.	157,594	4,287
PPG Industries, Inc.	63,205	3,825
* Owens-Illinois, Inc.	60,759	3,429
Ecolab, Inc.	71,479	3,104
Sigma-Aldrich Corp.	50,332	3,002
Vulcan Materials Co.	41,964	2,786
Rohm & Haas Co.	49,302	2,666
Allegheny Technologies Inc.	35,628	2,542
AK Steel Holding Corp.	43,317	2,357
Steel Dynamics, Inc.	64,044	2,116
Celanese Corp. Series A	52,993	2,069
CF Industries Holdings, Inc.	19,557	2,026
Eastman Chemical Co.	32,334	2,019
Cleveland-Cliffs Inc.	16,319	1,955
MeadWestvaco Corp.	71,772	1,954
^ Martin Marietta Materials, Inc.	16,174	1,717
Ball Corp.	35,452	1,629
* Crown Holdings, Inc.	63,522	1,598
Reliance Steel & Aluminum Co.	26,640	1,595
Sealed Air Corp.	62,392	1,575
FMC Corp.	28,018	1,555
Lubrizol Corp.	26,443	1,468
Huntsman Corp.	60,565	1,426
* Domtar Corp.	199,604	1,363
* Pactiv Corp.	50,690	1,329
Commercial Metals Co.	43,900	1,316
Airgas, Inc.	28,764	1,308
International Flavors & Fragrances, Inc.	28,658	1,262
* Terra Industries, Inc.	35,232	1,252
Nalco Holding Co.	55,300	1,170
Albemarle Corp.	31,890	1,165
Carpenter Technology Corp.	19,100	1,069
Sonoco Products Co.	36,818	1,054
Ashland, Inc.	22,047	1,043
Bemis Co., Inc.	39,410	1,002
RPM International, Inc.	47,277	990
AptarGroup Inc.	25,300	985
Cytec Industries, Inc.	17,736	955
Packaging Corp. of America	41,600	929
* Century Aluminum Co.	12,600	835
Hercules, Inc.	43,126	789
* Smurfit-Stone Container Corp.	98,540	759
Quanex Corp.	14,590	755
Compass Minerals International, Inc.	12,600	743
Valspar Corp.	36,976	734
Cabot Corp.	25,912	726
Chemtura Corp.	93,358	685
Eagle Materials, Inc.	18,924	673
* Coeur d'Alene Mines Corp.	164,800	666
* OM Group, Inc.	11,789	643
* W.R. Grace & Co.	27,700	632
Greif Inc. Class A	9,300	632
Schnitzer Steel Industries, Inc. Class A	8,500	604
Scotts Miracle-Gro Co.	17,664	573
Olin Corp.	28,958	572
Texas Industries, Inc.	9,100	547
Sensient Technologies Corp.	17,912	528
* Hecla Mining Co.	47,000	525
Temple-Inland Inc.	41,124	523
* Rockwood Holdings, Inc.	14,579	478
Silgan Holdings, Inc.	9,554	474
H.B. Fuller Co.	23,200	474
Minerals Technologies, Inc.	7,500	471
Titanium Metals Corp.	31,128	468
Worthington Industries, Inc.	26,150	441
* RTI International Metals, Inc.	9,139	413
NewMarket Corp.	5,319	401
Rock-Tenn Co.	13,233	397
Kaiser Aluminum Corp.	5,628	390
Louisiana-Pacific Corp.	40,356	370
Glatfelter	20,700	313
Arch Chemicals, Inc.	7,950	296
* Apex Silver Mines Ltd.	24,400	296
* Stillwater Mining Co.	18,995	294
* PolyOne Corp.	42,300	269
*^ Zoltek Cos., Inc.	10,134	269
Royal Gold, Inc.	8,739	264
*^ AbitibiBowater, Inc.	20,394	263
AMCOL International Corp.	8,400	262
Ferro Corp.	16,876	251
A. Schulman Inc.	11,900	244
* Headwaters Inc.	17,200	227
*^ Calgon Carbon Corp.	14,900	224
Koppers Holdings, Inc.	5,000	222
* Brush Engineered Materials Inc.	8,200	210
Deltic Timber Corp.	3,500	195
Zep, Inc.	11,856	192
* Haynes International, Inc.	3,495	192
Innospec, Inc.	8,800	187
Neenah Paper Inc.	6,104	157
* Graphic Packaging Holding Co.	49,359	144
Wausau Paper Corp.	17,126	141
A.M. Castle & Co.	5,173	140
Balchem Corp.	5,625	129
* General Moly, Inc.	15,929	127
* Buckeye Technology, Inc.	11,000	123
Schweitzer-Mauduit International, Inc.	5,050	117
Penford Corp.	5,215	113
Myers Industries, Inc.	8,461	111
Great Northern Iron Ore Properties	831	110
* Landec Corp.	12,600	106
Olympic Steel, Inc.	2,200	99
Spartech Corp.	11,300	95
Quaker Chemical Corp.	3,000	94
* GenTek, Inc.	3,032	91
American Vanguard Corp.	5,466	91
* Omnova Solutions Inc.	22,741	91
*^ Altair Nanotechnology Inc.	33,300	88
* Esmark, Inc.	7,134	81
Georgia Gulf Corp.	10,717	74
* Flotek Industries, Inc.	5,000	73
Westlake Chemical Corp.	5,042	66
Stepan Co.	1,600	61
* U.S. Gold Corp.	22,000	56
* LSB Industries, Inc.	3,600	53
U.S. Energy Corp.	14,923	50
* Material Sciences Corp.	6,300	49
Sims Group Ltd. ADR	1,613	44
* Maxxam Inc.	1,225	39
* Mercer International Inc.	5,282	37
NL Industries, Inc.	3,199	35
Chesapeake Corp. of Virginia	6,400	31
* Universal Stainless & Alloy Products, Inc.	1,000	30
* Nonophase Technologies Corp.	9,100	29
Tronox Inc. Class B	7,483	29
* U.S. Concrete, Inc.	7,558	29
* ICO, Inc.	3,900	27
Tronox Inc.	6,558	26
* Allied Nevada Gold Corp.	4,700	24
* AEP Industries, Inc.	800	24
* Caraustar Industries, Inc.	10,300	14
* Constar International Inc.	3,846	10
* Rock of Ages Corp.	1,410	6

		226,198

Telecommunications Services (1.8%)
AT&T Inc.	2,342,630	89,723
Verizon Communications Inc.	1,116,848	40,709
Sprint Nextel Corp.	1,071,047	7,165
* American Tower Corp. Class A	157,245	6,166
* Crown Castle International Corp.	104,862	3,617
Qwest Communications International Inc.	593,958	2,691
Embarq Corp.	59,465	2,385
Windstream Corp.	185,419	2,216
* NII Holdings Inc.	67,118	2,133
Citizens Communications Co.	130,144	1,365
CenturyTel, Inc.	40,385	1,342
*^ Level 3 Communications, Inc.	591,871	1,255
* Metropcs Communications Inc.	67,761	1,152
* SBA Communications Corp.	37,200	1,110
* Leap Wireless International, Inc.	21,224	989
Telephone & Data Systems, Inc.	22,967	902
* Time Warner Telecom Inc.	48,029	744
Telephone & Data Systems, Inc. - Special Common Shares	17,799	664
* Cincinnati Bell Inc.	95,740	408
* Premiere Global Services, Inc.	25,409	364
* U.S. Cellular Corp.	6,299	346
* Cogent Communications Group, Inc.	17,360	318
* Rural Cellular Corp. Class A	6,000	265
* Syniverse Holdings Inc.	13,855	231
Iowa Telecommunications Services Inc.	11,971	212
NTELOS Holdings Corp.	8,200	198
* TerreStar Corp.	37,411	183
Atlantic Tele-Network, Inc.	5,185	175
FairPoint Communications, Inc.	16,544	149
* Centennial Communications Corp. Class A	25,009	148
Alaska Communications Systems Holdings, Inc.	11,900	146
* General Communication, Inc.	20,746	127
* Cbeyond Inc.	6,673	125
iPCS, Inc.	4,600	107
*^ Clearwire Corp.	7,100	105
* Fibertower Corp.	59,342	104
* Global Crossing Ltd.	6,600	100
Shenandoah Telecommunications Co.	6,640	99
Consolidated Communications Holdings, Inc.	6,036	91
Arbinet Holdings, Inc.	21,101	88
IDT Corp. Class B	22,800	88
Hickory Tech Corp.	10,322	84
* Covad Communications Group, Inc.	81,487	79
* PAETEC Holding Corp.	11,800	79
*^ Vonage Holdings Corp.	41,600	77
D&E Communications, Inc.	8,191	73
* iBasis, Inc.	17,200	71
SureWest Communications	4,500	70
USA Mobility, Inc.	8,100	58
*^ 8X8 Inc.	27,550	27
* Kratos Defense & Security Inc.	14,716	27
* LCC International, Inc. Class A	15,041	24
*^ Globalstar, Inc.	2,600	19
IDT Corp.	800	3
* Metro One Telecommunications, Inc.	2,047	2

		171,198

Utilities (2.3%)
Exelon Corp.	255,107	20,733
Southern Co.	293,302	10,444
FPL Group, Inc.	149,595	9,386
Dominion Resources, Inc.	225,072	9,192
Duke Energy Corp.	487,301	8,698
Entergy Corp.	75,051	8,187
FirstEnergy Corp.	117,847	8,087
Public Service Enterprise Group, Inc.	196,596	7,901
PPL Corp.	144,131	6,618
American Electric Power Co., Inc.	154,843	6,446
Constellation Energy Group, Inc.	69,854	6,166
Edison International	119,517	5,859
Sempra Energy	96,040	5,117
PG&E Corp.	138,942	5,116
* AES Corp.	258,586	4,311
Consolidated Edison Inc.	104,950	4,167
Progress Energy, Inc.	95,355	3,976
Questar Corp.	66,748	3,775
* Mirant Corp.	98,847	3,597
Ameren Corp.	80,276	3,535
* NRG Energy, Inc.	88,028	3,432
Allegheny Energy, Inc.	64,479	3,256
Xcel Energy, Inc.	162,023	3,232
* Reliant Energy, Inc.	133,316	3,153
Equitable Resources, Inc.	44,632	2,629
DTE Energy Co.	63,541	2,471
Wisconsin Energy Corp.	45,452	1,999
Pepco Holdings, Inc.	75,564	1,868
NiSource, Inc.	106,479	1,836
ONEOK, Inc.	38,294	1,709
CenterPoint Energy Inc.	118,714	1,694
Energen Corp.	26,562	1,655
SCANA Corp.	43,024	1,574
MDU Resources Group, Inc.	63,771	1,566
* Dynegy, Inc.	194,902	1,538
Alliant Energy Corp.	43,263	1,515
Energy East Corp.	61,594	1,486
Northeast Utilities	60,494	1,485
National Fuel Gas Co.	30,743	1,451
Integrys Energy Group, Inc.	29,846	1,392
Pinnacle West Capital Corp.	38,882	1,364
TECO Energy, Inc.	81,693	1,303
NSTAR	41,798	1,272
CMS Energy Corp.	87,776	1,188
Puget Energy, Inc.	45,531	1,178
Sierra Pacific Resources	91,119	1,151
DPL Inc.	43,726	1,121
OGE Energy Corp.	35,380	1,103
UGI Corp. Holding Co.	41,500	1,034
AGL Resources Inc.	29,929	1,027
ITC Holdings Corp.	19,052	992
Aqua America, Inc.	52,199	980
Southern Union Co.	39,997	931
Atmos Energy Corp.	35,036	893
Westar Energy, Inc.	38,984	888
Great Plains Energy, Inc.	33,562	827
Vectren Corp.	30,004	805
Hawaiian Electric Industries Inc.	32,504	776
Piedmont Natural Gas, Inc.	29,100	764
WGL Holdings Inc.	19,324	620
Nicor Inc.	17,434	584
IDACORP, Inc.	17,900	575
Portland General Electric Co.	24,400	550
Black Hills Corp.	14,515	519
Cleco Corp.	23,116	513
New Jersey Resources Corp.	16,500	512
* Aquila, Inc.	148,394	476
Southwest Gas Corp.	16,927	473
Northwest Natural Gas Co.	10,350	450
South Jersey Industries, Inc.	11,800	414
Avista Corp.	20,666	404
Otter Tail Corp.	11,368	402
ALLETE, Inc.	10,175	393
* El Paso Electric Co.	17,521	374
PNM Resources Inc.	30,003	374
NorthWestern Corp.	14,183	346
UniSource Energy Corp.	14,100	314
American States Water Co.	7,357	265
Empire District Electric Co.	12,700	257
UIL Holdings Corp.	7,833	236
The Laclede Group, Inc.	6,600	235
Ormat Technologies Inc.	5,313	229
MGE Energy, Inc.	6,700	228
California Water Service Group	5,913	226
CH Energy Group, Inc.	5,500	214
SJW Corp.	5,500	157
EnergySouth, Inc.	2,784	145
Middlesex Water Co.	7,966	145
Connecticut Water Services, Inc.	5,347	127
*^ Cadiz Inc.	5,495	85
Southwest Water Co.	7,227	80
Central Vermont Public Service Corp.	3,330	80
Consolidated Water Co., Ltd.	3,269	72
The York Water Co.	4,641	70
* Maine & Maritimes Corp.	2,100	58
Chesapeake Utilities Corp.	1,000	30
Florida Public Util. Co.	1,050	12
* Renegy Holdings, Inc.	887	4
RGC Resources, Inc.	99	3

		213,100
Other (0.0%)
1 Miscellaneous Securities		1,572

Total Common Stocks
(Cost $4,072,273)		5,519,236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (28.1%)

U.S. Government Securities (8.7%)
U.S. Treasury Bond	3.625%	5/15/2013	14,000	14,792
U.S. Treasury Bond	12.000%	8/15/2013	9,000	9,350
U.S. Treasury Bond	13.250%	5/15/2014	2,000	2,253
U.S. Treasury Bond	11.750%	11/15/2014	2,000	2,319
U.S. Treasury Bond	4.000%	2/15/2015	850	914
U.S. Treasury Bond	11.250%	2/15/2015	8,625	13,084
U.S. Treasury Bond	10.625%	8/15/2015	1,215	1,827
U.S. Treasury Bond	9.875%	11/15/2015	9,450	13,819
U.S. Treasury Bond	7.250%	5/15/2016	40,465	52,010
U.S. Treasury Bond	7.500%	11/15/2016	4,825	6,304
U.S. Treasury Bond	8.750%	5/15/2017	48,200	67,932
U.S. Treasury Bond	8.875%	8/15/2017	7,225	10,291
U.S. Treasury Bond	8.875%	2/15/2019	7,950	11,556
U.S. Treasury Bond	8.750%	5/15/2020	3,900	5,712
U.S. Treasury Bond	8.750%	8/15/2020	22,275	32,713
U.S. Treasury Bond	7.875%	2/15/2021	2,400	3,328
U.S. Treasury Bond	8.125%	5/15/2021	1,490	2,111
U.S. Treasury Bond	8.125%	8/15/2021	4,200	5,965
U.S. Treasury Bond	8.000%	11/15/2021	870	1,227
U.S. Treasury Bond	7.125%	2/15/2023	7,000	9,278
U.S. Treasury Bond	6.250%	8/15/2023	100	123
U.S. Treasury Bond	7.625%	2/15/2025	23,900	33,639
U.S. Treasury Bond	6.875%	8/15/2025	625	824
U.S. Treasury Bond	6.000%	2/15/2026	200	242
U.S. Treasury Bond	6.750%	8/15/2026	13,070	17,140
U.S. Treasury Bond	6.625%	2/15/2027	4,220	5,489
U.S. Treasury Bond	6.375%	8/15/2027	1,220	1,552
U.S. Treasury Bond	5.250%	11/15/2028	75	84
U.S. Treasury Bond	5.250%	2/15/2029	150	169
U.S. Treasury Bond	6.125%	8/15/2029	670	839
U.S. Treasury Bond	6.250%	5/15/2030	30	38
U.S. Treasury Bond	5.375%	2/15/2031	22,250	25,720
U.S. Treasury Bond	4.500%	2/15/2036	5,320	5,493
U.S. Treasury Bond	4.750%	2/15/2037	2,250	2,418
U.S. Treasury Note	5.125%	6/30/2008	2,125	2,145
U.S. Treasury Note	3.125%	9/15/2008	950	958
U.S. Treasury Note	4.625%	9/30/2008	1,994	2,025
U.S. Treasury Note	3.125%	10/15/2008	3,600	3,634
U.S. Treasury Note	4.875%	10/31/2008	8,600	8,773
U.S. Treasury Note	3.375%	11/15/2008	2,875	2,909
U.S. Treasury Note	4.375%	11/15/2008	600	611
U.S. Treasury Note	3.250%	1/15/2009	300	304
U.S. Treasury Note	4.875%	1/31/2009	2,280	2,342
U.S. Treasury Note	4.500%	2/15/2009	1,445	1,481
U.S. Treasury Note	4.750%	2/28/2009	575	592
U.S. Treasury Note	2.625%	3/15/2009	5,650	5,709
U.S. Treasury Note	4.500%	3/31/2009	15,350	15,796
U.S. Treasury Note	4.500%	4/30/2009	5,025	5,183
U.S. Treasury Note	4.875%	5/15/2009	10,425	10,806
U.S. Treasury Note	4.875%	5/31/2009	275	285
U.S. Treasury Note	4.000%	6/15/2009	2,170	2,233
U.S. Treasury Note	4.875%	6/30/2009	27,175	28,270
U.S. Treasury Note	4.625%	7/31/2009	14,275	14,850
U.S. Treasury Note	3.500%	8/15/2009	6,950	7,136
U.S. Treasury Note	4.875%	8/15/2009	1,425	1,489
U.S. Treasury Note	6.000%	8/15/2009	15,035	15,949
U.S. Treasury Note	3.375%	9/15/2009	4,650	4,771
U.S. Treasury Note	4.000%	9/30/2009	3,225	3,342
U.S. Treasury Note	4.625%	11/15/2009	4,925	5,166
U.S. Treasury Note	3.125%	11/30/2009	24,275	24,874
U.S. Treasury Note	3.250%	12/31/2009	700	720
U.S. Treasury Note	3.500%	2/15/2010	1,775	1,838
U.S. Treasury Note	6.500%	2/15/2010	16,785	18,288
U.S. Treasury Note	4.000%	3/15/2010	950	994
U.S. Treasury Note	4.000%	4/15/2010	725	760
U.S. Treasury Note	3.875%	5/15/2010	3,575	3,746
U.S. Treasury Note	4.125%	8/15/2010	1,650	1,747
U.S. Treasury Note	4.250%	10/15/2010	985	1,050
U.S. Treasury Note	4.500%	11/15/2010	195	209
U.S. Treasury Note	4.500%	2/28/2011	200	216
U.S. Treasury Note	4.875%	4/30/2011	1,600	1,745
U.S. Treasury Note	4.875%	7/31/2011	3,675	4,024
U.S. Treasury Note	4.625%	8/31/2011	7,750	8,424
U.S. Treasury Note	4.500%	9/30/2011	2,355	2,555
U.S. Treasury Note	4.625%	10/31/2011	1,700	1,853
U.S. Treasury Note	4.500%	11/30/2011	3,775	4,101
U.S. Treasury Note	4.625%	12/31/2011	1,175	1,284
U.S. Treasury Note	4.750%	1/31/2012	325	356
U.S. Treasury Note	4.625%	2/29/2012	17,900	19,542
U.S. Treasury Note	4.500%	3/31/2012	775	842
U.S. Treasury Note	4.500%	4/30/2012	40,925	44,499
U.S. Treasury Note	4.875%	6/30/2012	50,075	55,223
U.S. Treasury Note	4.625%	7/31/2012	10,950	11,980
U.S. Treasury Note	4.125%	8/31/2012	2,875	3,086
U.S. Treasury Note	4.250%	9/30/2012	750	811
U.S. Treasury Note	3.875%	10/31/2012	2,650	2,819
U.S. Treasury Note	3.875%	2/15/2013	20	21
U.S. Treasury Note	2.750%	2/28/2013	7,425	7,532
U.S. Treasury Note	4.250%	8/15/2013	8,800	9,584
U.S. Treasury Note	4.250%	11/15/2013	7,985	8,717
U.S. Treasury Note	4.000%	2/15/2014	34,555	37,276
U.S. Treasury Note	4.250%	8/15/2014	7,875	8,608
U.S. Treasury Note	4.125%	5/15/2015	12,050	13,029
U.S. Treasury Note	4.500%	2/15/2016	4,625	5,091
U.S. Treasury Note	5.125%	5/15/2016	325	370

				815,128

Agency Bonds and Notes (3.5%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	1,400	1,466
2 Federal Farm Credit Bank	4.125%	4/15/2009	700	714
2 Federal Farm Credit Bank	5.250%	8/3/2009	1,000	1,040
2 Federal Farm Credit Bank	5.000%	10/23/2009	1,000	1,042
2 Federal Farm Credit Bank	5.250%	9/13/2010	500	533
2 Federal Farm Credit Bank	5.375%	7/18/2011	3,050	3,288
2 Federal Farm Credit Bank	4.500%	10/17/2012	700	738
2 Federal Farm Credit Bank	5.125%	8/25/2016	925	991
2 Federal Farm Credit Bank	4.875%	1/17/2017	850	894
2 Federal Home Loan Bank	4.750%	4/24/2009	5,000	5,134
2 Federal Home Loan Bank	5.375%	7/17/2009	975	1,014
2 Federal Home Loan Bank	5.250%	8/5/2009	450	468
2 Federal Home Loan Bank	5.250%	9/11/2009	325	339
2 Federal Home Loan Bank	5.000%	9/18/2009	2,000	2,082
2 Federal Home Loan Bank	4.500%	10/9/2009	5,000	5,173
2 Federal Home Loan Bank	5.000%	12/11/2009	975	1,019
2 Federal Home Loan Bank	3.750%	1/8/2010	100	103
2 Federal Home Loan Bank	3.875%	1/15/2010	825	849
2 Federal Home Loan Bank	2.750%	3/12/2010	1,050	1,058
2 Federal Home Loan Bank	4.375%	3/17/2010	2,000	2,082
2 Federal Home Loan Bank	4.875%	5/14/2010	475	500
2 Federal Home Loan Bank	7.625%	5/14/2010	8,800	9,750
2 Federal Home Loan Bank	4.750%	12/10/2010	375	396
2 Federal Home Loan Bank	3.625%	12/17/2010	800	824
2 Federal Home Loan Bank	5.375%	8/19/2011	7,275	7,882
2 Federal Home Loan Bank	4.875%	11/18/2011	1,650	1,764
2 Federal Home Loan Bank	4.625%	10/10/2012	775	823
2 Federal Home Loan Bank	3.375%	2/27/2013	850	856
2 Federal Home Loan Bank	5.375%	6/14/2013	250	273
2 Federal Home Loan Bank	5.125%	8/14/2013	6,825	7,418
2 Federal Home Loan Bank	5.500%	8/13/2014	9,425	10,445
2 Federal Home Loan Bank	5.375%	5/18/2016	2,500	2,746
2 Federal Home Loan Bank	5.625%	6/13/2016	300	320
2 Federal Home Loan Bank	4.750%	12/16/2016	6,275	6,619
2 Federal Home Loan Bank	4.875%	5/17/2017	400	425
2 Federal Home Loan Bank	5.250%	12/11/2020	1,000	1,072
2 Federal Home Loan Bank	5.625%	6/11/2021	1,000	1,105
2 Federal Home Loan Bank	5.500%	7/15/2036	250	273
2 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	26,000	26,886
2 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	8,775	9,066
2 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	8,150	8,669
2 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,000	4,360
2 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	1,450	1,467
2 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	3,025	3,141
2 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	865	955
2 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	700	741
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,750	3,017
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	1,000	1,075
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	5,000	5,498
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	5,000	5,483
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	10,075	10,696
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	1,325	1,377
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	5,650	5,962
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,400	1,474
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	2,550	2,749
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	1,000	1,053
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	3,000	3,252
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	4,000	4,420
2 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,425	3,331
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,500	3,104
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	4,100	5,141
2 Federal National Mortgage Assn.	4.875%	4/15/2009	5,000	5,135
2 Federal National Mortgage Assn.	7.250%	1/15/2010	6,720	7,304
2 Federal National Mortgage Assn.	3.250%	2/10/2010	1,475	1,501
2 Federal National Mortgage Assn.	3.875%	2/15/2010	6,125	6,309
2 Federal National Mortgage Assn.	4.750%	3/12/2010	10,875	11,385
2 Federal National Mortgage Assn.	7.125%	6/15/2010	1,000	1,102
2 Federal National Mortgage Assn.	6.625%	11/15/2010	1,650	1,823
2 Federal National Mortgage Assn.	6.250%	2/1/2011	1,425	1,549
2 Federal National Mortgage Assn.	5.125%	4/15/2011	750	800
2 Federal National Mortgage Assn.	6.000%	5/15/2011	7,300	7,991
2 Federal National Mortgage Assn.	5.000%	10/15/2011	10,200	10,918
2 Federal National Mortgage Assn.	6.125%	3/15/2012	5,950	6,635
2 Federal National Mortgage Assn.	4.875%	5/18/2012	1,225	1,310
2 Federal National Mortgage Assn.	4.375%	9/15/2012	1,300	1,368
2 Federal National Mortgage Assn.	3.625%	2/12/2013	1,500	1,525
2 Federal National Mortgage Assn.	4.750%	2/21/2013	1,000	1,064
2 Federal National Mortgage Assn.	4.375%	3/15/2013	2,225	2,335
2 Federal National Mortgage Assn.	4.625%	5/1/2013	700	718
2 Federal National Mortgage Assn.	4.625%	10/15/2013	4,250	4,503
2 Federal National Mortgage Assn.	5.125%	1/2/2014	975	1,015
2 Federal National Mortgage Assn.	4.125%	4/15/2014	7,500	7,735
2 Federal National Mortgage Assn.	4.625%	10/15/2014	4,000	4,224
2 Federal National Mortgage Assn.	4.375%	10/15/2015	2,000	2,068
2 Federal National Mortgage Assn.	5.375%	7/15/2016	3,000	3,291
2 Federal National Mortgage Assn.	5.250%	9/15/2016	2,525	2,742
2 Federal National Mortgage Assn.	4.875%	12/15/2016	525	557
2 Federal National Mortgage Assn.	5.000%	2/13/2017	1,975	2,109
2 Federal National Mortgage Assn.	7.125%	1/15/2030	2,550	3,310
2 Federal National Mortgage Assn.	7.250%	5/15/2030	3,450	4,540
2 Federal National Mortgage Assn.	6.625%	11/15/2030	1,850	2,288
2 Federal National Mortgage Assn.	5.625%	7/15/2037	1,100	1,217
Private Export Funding Corp.	7.200%	1/15/2010	6,900	7,491
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	500	555
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	375	417
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	300	334
2 Tennessee Valley Auth.	4.500%	4/1/2018	375	382
2 Tennessee Valley Auth.	7.125%	5/1/2030	4,000	5,144
2 Tennessee Valley Auth.	5.375%	4/1/2056	375	406

				321,535

Mortgage-Backed Securities (15.9%)
Conventional Mortgage-Backed Securities (14.4%)
2,3 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-2/1/2021	15,811	15,623
2,3 Federal Home Loan Mortgage Corp.	4.500%	5/1/2008-10/1/2035	44,401	44,044
2,3 Federal Home Loan Mortgage Corp.	5.000%	9/1/2008-5/1/2037	125,178	124,989
2,3 Federal Home Loan Mortgage Corp.	5.500%	1/1/2009-1/1/2038	159,402	161,502
2,3 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-12/1/2037	135,172	138,865
2,3 Federal Home Loan Mortgage Corp.	6.500%	6/1/2008-12/1/2037	28,654	29,818
2,3 Federal Home Loan Mortgage Corp.	7.000%	8/1/2008-8/1/2036	6,085	6,411
2,3 Federal Home Loan Mortgage Corp.	7.500%	12/1/2008-1/1/2032	774	829
2,3 Federal Home Loan Mortgage Corp.	8.000%	2/1/2010-10/1/2031	698	749
2,3 Federal Home Loan Mortgage Corp.	8.500%	12/1/2016-5/1/2030	91	102
2,3 Federal Home Loan Mortgage Corp.	9.000%	10/1/2021-4/1/2030	62	70
2,3 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-4/1/2025	25	25
2,3 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-4/1/2025	11	13
2,3 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	7,211	7,135
2,3 Federal National Mortgage Assn.	4.500%	7/1/2011-10/1/2035	49,139	48,582
2,3 Federal National Mortgage Assn.	5.000%	9/1/2009-4/1/2038	165,769	165,304
2,3 Federal National Mortgage Assn.	5.500%	11/1/2008-4/1/2038	232,365	235,329
2,3 Federal National Mortgage Assn.	6.000%	10/1/2008-4/1/2038	139,902	143,593
2,3 Federal National Mortgage Assn.	6.500%	8/1/2008-4/1/2038	56,856	59,011
2,3 Federal National Mortgage Assn.	7.000%	6/1/2008-4/1/2038	17,447	18,349
2,3 Federal National Mortgage Assn.	7.500%	1/1/2011-12/1/2032	1,590	1,698
2,3 Federal National Mortgage Assn.	8.000%	6/1/2010-11/1/2030	242	262
2,3 Federal National Mortgage Assn.	8.500%	11/1/2009-9/1/2030	162	176
2,3 Federal National Mortgage Assn.	9.000%	10/1/2016-8/1/2026	50	54
2,3 Federal National Mortgage Assn.	9.500%	5/1/2016-2/1/2025	12	13
2,3 Federal National Mortgage Assn.	10.000%	1/1/2020-8/1/2021	2	2
2,3 Federal National Mortgage Assn.	10.500%	8/1/2020	1	1
3 Government National Mortgage Assn.	4.500%	8/15/2018-7/15/2035	3,180	3,133
3 Government National Mortgage Assn.	5.000%	3/15/2018-4/1/2038	23,321	23,352
3 Government National Mortgage Assn.	5.500%	3/15/2015-4/1/2038	43,168	44,030
3 Government National Mortgage Assn.	6.000%	3/15/2009-4/1/2038	41,022	42,339
3 Government National Mortgage Assn.	6.500%	1/15/2009-11/20/2037	17,509	18,206
3 Government National Mortgage Assn.	7.000%	5/15/2008-8/15/2032	3,373	3,572
3 Government National Mortgage Assn.	7.500%	9/15/2009-3/15/2032	928	995
3 Government National Mortgage Assn.	8.000%	9/15/2009-3/15/2032	579	625
3 Government National Mortgage Assn.	8.500%	3/15/2017-7/15/2030	65	72
3 Government National Mortgage Assn.	9.000%	6/15/2016-2/15/2030	113	125
3 Government National Mortgage Assn.	9.500%	9/15/2018-1/15/2025	26	29
3 Government National Mortgage Assn.	10.000%	10/15/2017-3/15/2019	2	3
3 Government National Mortgage Assn.	11.000%	12/15/2015	1	1
Nonconventional Mortgage-Backed Securities (1.5%)
2,3 Federal Home Loan Mortgage Corp.	4.290%	4/1/2036	3,030	3,020
2,3 Federal Home Loan Mortgage Corp.	4.399%	12/1/2034	1,091	1,093
2,3 Federal Home Loan Mortgage Corp.	4.582%	9/1/2034	577	582
2,3 Federal Home Loan Mortgage Corp.	4.600%	11/1/2034	1,365	1,361
2,3 Federal Home Loan Mortgage Corp.	4.609%	4/1/2035	1,709	1,721
2,3 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	1,235	1,230
2,3 Federal Home Loan Mortgage Corp.	4.655%	12/1/2035	1,970	1,981
2,3 Federal Home Loan Mortgage Corp.	4.692%	12/1/2034	369	373
2,3 Federal Home Loan Mortgage Corp.	4.794%	7/1/2035	2,665	2,686
2,3 Federal Home Loan Mortgage Corp.	4.828%	3/1/2036	1,231	1,241
2,3 Federal Home Loan Mortgage Corp.	4.986%	5/1/2035	1,647	1,661
2,3 Federal Home Loan Mortgage Corp.	5.262%	3/1/2036	1,795	1,828
2,3 Federal Home Loan Mortgage Corp.	5.288%	12/1/2036	459	464
2,3 Federal Home Loan Mortgage Corp.	5.291%	3/1/2037	1,144	1,154
2,3 Federal Home Loan Mortgage Corp.	5.322%	12/1/2035	921	934
2,3 Federal Home Loan Mortgage Corp.	5.424%	3/1/2037	1,271	1,285
2,3 Federal Home Loan Mortgage Corp.	5.446%	4/1/2037	2,073	2,095
2,3 Federal Home Loan Mortgage Corp.	5.455%	1/1/2037	819	830
2,3 Federal Home Loan Mortgage Corp.	5.486%	2/1/2036	1,423	1,441
2,3 Federal Home Loan Mortgage Corp.	5.582%	5/1/2036	2,321	2,389
2,3 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	1,600	1,630
2,3 Federal Home Loan Mortgage Corp.	5.697%	12/1/2036	2,285	2,325
2,3 Federal Home Loan Mortgage Corp.	5.704%	3/1/2037	3,046	3,101
2,3 Federal Home Loan Mortgage Corp.	5.715%	9/1/2036	2,915	2,992
2,3 Federal Home Loan Mortgage Corp.	5.771%	5/1/2036	701	720
2,3 Federal Home Loan Mortgage Corp.	5.832%	6/1/2037	2,419	2,475
2,3 Federal Home Loan Mortgage Corp.	5.860%	4/1/2037	1,673	1,703
2,3 Federal Home Loan Mortgage Corp.	5.872%	5/1/2037	2,439	2,456
2,3 Federal Home Loan Mortgage Corp.	5.885%	12/1/2036	690	709
2,3 Federal Home Loan Mortgage Corp.	5.964%	10/1/2037	392	398
2,3 Federal Home Loan Mortgage Corp.	6.125%	8/1/2037	1,197	1,222
2,3 Federal Home Loan Mortgage Corp.	6.518%	2/1/2037	1,193	1,222
2,3 Federal National Mortgage Assn.	4.137%	5/1/2034	527	525
2,3 Federal National Mortgage Assn.	4.423%	8/1/2035	2,959	2,970
2,3 Federal National Mortgage Assn.	4.455%	7/1/2035	556	556
2,3 Federal National Mortgage Assn.	4.574%	1/1/2035	1,058	1,066
2,3 Federal National Mortgage Assn.	4.587%	11/1/2034	1,853	1,850
2,3 Federal National Mortgage Assn.	4.595%	12/1/2034	1,357	1,357
2,3 Federal National Mortgage Assn.	4.626%	4/1/2036	2,264	2,293
2,3 Federal National Mortgage Assn.	4.646%	11/1/2033	354	357
2,3 Federal National Mortgage Assn.	4.650%	9/1/2034	768	765
2,3 Federal National Mortgage Assn.	4.656%	8/1/2035	3,939	3,927
2,3 Federal National Mortgage Assn.	4.689%	11/1/2034	855	859
2,3 Federal National Mortgage Assn.	4.690%	10/1/2034	849	849
2,3 Federal National Mortgage Assn.	4.732%	8/1/2035	920	928
2,3 Federal National Mortgage Assn.	4.742%	9/1/2035	994	1,000
2,3 Federal National Mortgage Assn.	4.744%	9/1/2034	385	389
2,3 Federal National Mortgage Assn.	4.756%	6/1/2034	660	668
2,3 Federal National Mortgage Assn.	4.758%	10/1/2034	1,375	1,381
2,3 Federal National Mortgage Assn.	4.777%	4/1/2036	3,069	3,135
2,3 Federal National Mortgage Assn.	4.835%	4/1/2037	2,064	2,078
2,3 Federal National Mortgage Assn.	4.848%	11/1/2035	1,817	1,827
2,3 Federal National Mortgage Assn.	4.864%	12/1/2035	2,222	2,228
2,3 Federal National Mortgage Assn.	4.881%	7/1/2035	1,289	1,293
2,3 Federal National Mortgage Assn.	4.944%	7/1/2035	487	493
2,3 Federal National Mortgage Assn.	4.949%	5/1/2037	2,080	2,090
2,3 Federal National Mortgage Assn.	4.974%	10/1/2035	1,571	1,595
2,3 Federal National Mortgage Assn.	5.036%	8/1/2037	3,311	3,330
2,3 Federal National Mortgage Assn.	5.053%	11/1/2035	1,997	2,018
2,3 Federal National Mortgage Assn.	5.074%	2/1/2036	589	597
2,3 Federal National Mortgage Assn.	5.081%	12/1/2035	2,350	2,381
2,3 Federal National Mortgage Assn.	5.128%	1/1/2036	1,453	1,481
2,3 Federal National Mortgage Assn.	5.134%	12/1/2035	2,989	3,038
2,3 Federal National Mortgage Assn.	5.270%	3/1/2037	1,174	1,192
2,3 Federal National Mortgage Assn.	5.452%	5/1/2037	1,076	1,088
2,3 Federal National Mortgage Assn.	5.464%	2/1/2036	1,811	1,837
2,3 Federal National Mortgage Assn.	5.608%	7/1/2036	309	317
2,3 Federal National Mortgage Assn.	5.614%	1/1/2037	1,504	1,532
2,3 Federal National Mortgage Assn.	5.641%	3/1/2037	1,388	1,411
2,3 Federal National Mortgage Assn.	5.664%	6/1/2036	1,073	1,098
2,3 Federal National Mortgage Assn.	5.679%	2/1/2037	3,051	3,114
2,3 Federal National Mortgage Assn.	5.685%	3/1/2037	4,291	4,380
2,3 Federal National Mortgage Assn.	5.692%	2/1/2037	1,497	1,531
2,3 Federal National Mortgage Assn.	5.739%	3/1/2037	3,897	3,966
2,3 Federal National Mortgage Assn.	5.742%	12/1/2036	4,516	4,603
2,3 Federal National Mortgage Assn.	5.758%	4/1/2036	1,571	1,600
2,3 Federal National Mortgage Assn.	5.783%	4/1/2037	520	528
2,3 Federal National Mortgage Assn.	5.791%	4/1/2037	1,832	1,852
2,3 Federal National Mortgage Assn.	5.801%	1/1/2036	452	459
2,3 Federal National Mortgage Assn.	5.812%	6/1/2037	1,904	1,944
2,3 Federal National Mortgage Assn.	5.889%	9/1/2036	1,191	1,220
2,3 Federal National Mortgage Assn.	5.980%	11/1/2036	2,980	3,079
2,3 Federal National Mortgage Assn.	6.084%	8/1/2037	1,003	1,033
2,3 Federal National Mortgage Assn.	6.095%	6/1/2036	381	391
2,3 Federal National Mortgage Assn.	6.613%	9/1/2037	1,448	1,485

				1,478,337

Total U.S. Government and Agency Obligations
(Cost $2,535,468)				2,615,000

Corporate Bonds (10.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
3,4 American Express Credit Account Master Trust	2.818%	1/18/2011	745	744
3,4 American Express Credit Account Master Trust	2.908%	3/15/2012	14,000	13,847
5 BA Covered Bond Issuer	5.500%	6/14/2012	4,000	4,263
3 Banc of America Commercial Mortgage, Inc.	5.634%	7/10/2046	1,050	1,044
3 Banc of America Commercial Mortgage, Inc.	5.414%	9/10/2047	725	711
3,4 Bank of America Credit Card Trust	2.797%	2/15/2012	12,500	12,433
3,4 Bank One Issuance Trust	2.927%	12/15/2010	13,000	12,999
3,4 Bank One Issuance Trust	2.927%	6/15/2011	765	763
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	4,000	3,905
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/2040	2,425	2,384
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/2042	1,250	1,236
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	850	825
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	4,000	3,944
3,4 Capital One Master Trust	3.008%	6/15/2011	11,000	10,988
3 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	2,000	2,000
3,4 Capital One Multi-Asset Execution Trust	2.998%	9/15/2011	5,000	4,990
3,4 Capital One Multi-Asset Execution Trust	2.918%	2/15/2012	5,500	5,474
3 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	3,500	3,313
3,4 Chase Credit Card Master Trust	2.937%	1/17/2011	5,500	5,491
3,4 Chase Issuance Trust	2.828%	12/15/2010	27,700	27,695
3,4 Chase Issuance Trust	2.828%	2/15/2011	1,000	1,000
3 Chase Issuance Trust	4.650%	12/17/2012	3,300	3,376
3 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	4,000	3,994
3 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	2,000	2,001
3,4 Citibank Credit Card Issuance Trust	3.265%	11/7/2011	7,000	6,906
3 Citibank Credit Card Master Trust	5.875%	3/10/2011	2,000	2,038
3,5 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	1,700	1,908
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/2044	1,700	1,698
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	3,025	2,935
3,5 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	442	442
3 Countrywide Home Loans	4.077%	5/25/2033	578	520
3 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,950	6,754
3 DaimlerChrysler Auto Trust	4.200%	7/8/2010	600	602
3 DaimlerChrysler Auto Trust	5.330%	8/8/2010	1,905	1,921
3,4 DaimlerChrysler Master Owner Trust	2.842%	12/15/2010	705	699
3,4 Discover Card Master Trust I	2.837%	5/15/2011	2,000	1,993
3,4 Discover Card Master Trust I	2.927%	5/15/2011	450	449
3 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	350	348
3 Ford Credit Auto Owner Trust	4.300%	8/15/2009	321	322
3 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	5,300	5,403
3,4 Gracechurch Card Funding PLC	2.828%	6/15/2010	3,000	2,991
3,4 Gracechurch Card Funding PLC	2.828%	9/15/2010	17,000	16,892
3 GS Mortgage Securities Corp. II	5.799%	8/10/2045	1,450	1,452
3 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	924	926
3 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	1,750	1,767
3 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	3,500	3,529
3 JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/2043	4,619	4,585
3 JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/2049	3,250	3,209
3 JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/2049	1,500	1,501
3 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	1,000	993
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	2,025	1,983
3 LB-UBS Commercial Mortgage Trust	5.866%	9/15/2045	2,050	2,046
3,4 MBNA Credit Card Master Note Trust	2.818%	12/15/2010	3,125	3,120
3,4 MBNA Credit Card Master Note Trust	2.948%	2/15/2011	9,000	8,986
3 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	4,550	4,571
3,4 MBNA Credit Card Master Note Trust	2.918%	12/15/2011	15,565	15,475
3,4 MBNA Credit Card Master Note Trust	4.408%	12/15/2011	250	248
3,4 MBNA Credit Card Master Note Trust	2.837%	2/15/2012	1,000	984
3 MBNA Master Credit Card Trust	7.000%	2/15/2012	5,800	6,115
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/2048	1,225	1,187
3 Morgan Stanley Capital I	5.230%	9/15/2042	1,050	1,029
3 Morgan Stanley Capital I	6.280%	1/11/2043	1,525	1,572
3 Morgan Stanley Capital I	5.809%	12/12/2049	1,375	1,366
3 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	1,398	1,400
3 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	825	839
3 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,000	2,216
3 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	1,791	1,776
3 USAA Auto Owner Trust	4.550%	2/16/2010	1,186	1,188
3 USAA Auto Owner Trust	5.360%	2/15/2011	1,418	1,432
3 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	636	637
3 World Omni Auto Receivables Trust	3.940%	10/15/2012	800	796

				261,169

Finance (3.6%)
Banking (1.5%)
Abbey National PLC	7.950%	10/26/2029	1,275	1,381
AmSouth Bank NA	5.200%	4/1/2015	650	604
5 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	1,950	2,193
Bank of America Capital Trust XIV	5.630%	12/31/2049	200	155
Bank of America Corp.	4.500%	8/1/2010	1,425	1,455
Bank of America Corp.	4.250%	10/1/2010	375	381
Bank of America Corp.	4.375%	12/1/2010	1,175	1,196
Bank of America Corp.	6.250%	4/15/2012	350	374
Bank of America Corp.	5.375%	6/15/2014	175	181
Bank of America Corp.	5.125%	11/15/2014	2,075	2,120
Bank of America Corp.	5.250%	12/1/2015	725	708
Bank of America Corp.	5.750%	8/15/2016	275	282
Bank of America Corp.	5.625%	10/14/2016	1,875	1,936
Bank of America Corp.	5.300%	3/15/2017	1,375	1,382
Bank of America Corp.	5.420%	3/15/2017	1,200	1,195
Bank of America Corp.	6.100%	6/15/2017	350	374
Bank of America Corp.	5.625%	3/8/2035	350	294
Bank of America Corp.	6.000%	10/15/2036	600	586
Bank of New York Mellon	4.950%	1/14/2011	500	508
Bank of New York Mellon	4.950%	11/1/2012	1,425	1,463
Bank of New York Mellon	4.950%	3/15/2015	800	788
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	546
Bank One Corp.	7.875%	8/1/2010	375	400
Bank One Corp.	5.250%	1/30/2013	925	949
Bank One Corp.	4.900%	4/30/2015	475	467
Barclays Bank PLC	5.450%	9/12/2012	350	364
3 Barclays Bank PLC	6.278%	12/29/2049	350	294
BB&T Corp.	6.500%	8/1/2011	375	395
BB&T Corp.	4.750%	10/1/2012	300	301
BB&T Corp.	5.200%	12/23/2015	650	633
BB&T Corp.	5.625%	9/15/2016	100	99
BB&T Corp.	5.250%	11/1/2019	400	377
BB&T Corp.	6.750%	6/7/2036	1,100	994
Charter One Bank N.A.	5.500%	4/26/2011	1,700	1,777
3 Citigroup Capital XXI	8.300%	12/21/2057	1,300	1,288
Citigroup, Inc.	4.250%	7/29/2009	675	672
Citigroup, Inc.	4.625%	8/3/2010	1,550	1,557
Citigroup, Inc.	6.500%	1/18/2011	1,125	1,161
Citigroup, Inc.	5.100%	9/29/2011	925	927
Citigroup, Inc.	6.000%	2/21/2012	400	410
Citigroup, Inc.	5.250%	2/27/2012	625	631
Citigroup, Inc.	5.625%	8/27/2012	350	347
Citigroup, Inc.	5.300%	10/17/2012	2,400	2,412
Citigroup, Inc.	5.000%	9/15/2014	3,750	3,520
Citigroup, Inc.	4.875%	5/7/2015	75	70
Citigroup, Inc.	5.300%	1/7/2016	275	266
Citigroup, Inc.	5.500%	2/15/2017	100	94
Citigroup, Inc.	6.000%	8/15/2017	150	148
Citigroup, Inc.	6.125%	11/21/2017	1,100	1,108
Citigroup, Inc.	6.625%	6/15/2032	1,050	986
Citigroup, Inc.	5.875%	2/22/2033	900	782
Citigroup, Inc.	6.000%	10/31/2033	225	190
Citigroup, Inc.	5.850%	12/11/2034	50	43
Citigroup, Inc.	6.875%	3/5/2038	1,475	1,471
Colonial Bank NA	6.375%	12/1/2015	150	135
Comerica Bank	5.750%	11/21/2016	750	725
Comerica Bank	5.200%	8/22/2017	300	276
Compass Bank	6.400%	10/1/2017	150	148
Compass Bank	5.900%	4/1/2026	225	206
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	400	406
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	1,500	1,510
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	225	232
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	750	777
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	261
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	1,600	1,695
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	250	242
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	350	348
Credit Suisse First Boston USA, Inc.	5.850%	8/16/2016	750	764
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	200	218
3 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	450	361
Credit Suisse New York	6.000%	2/15/2018	1,025	1,023
Deutsche Bank AG London	5.375%	10/12/2012	1,250	1,306
Deutsche Bank AG London	6.000%	9/1/2017	1,150	1,211
Deutsche Bank Financial LLC	5.375%	3/2/2015	900	902
Fifth Third Bank	4.200%	2/23/2010	250	253
Fifth Third Bank	4.750%	2/1/2015	325	295
Fifth Third Bank	8.250%	3/1/2038	200	205
First Tennessee Bank	5.050%	1/15/2015	200	175
FirstStar Bank	7.125%	12/1/2009	750	801
Fleet Capital Trust II	7.920%	12/11/2026	500	527
Fleet Financial Group, Inc.	6.875%	1/15/2028	600	633
5 HBOS Treasury Services PLC	5.250%	2/21/2017	1,950	2,059
HSBC Bank USA	4.625%	4/1/2014	200	195
HSBC Bank USA	5.875%	11/1/2034	300	267
HSBC Bank USA	5.625%	8/15/2035	900	781
HSBC Holdings PLC	7.500%	7/15/2009	500	518
HSBC Holdings PLC	7.625%	5/17/2032	400	435
HSBC Holdings PLC	7.350%	11/27/2032	400	424
HSBC Holdings PLC	6.500%	5/2/2036	1,225	1,189
HSBC Holdings PLC	6.500%	9/15/2037	525	514
5 ICICI Bank Ltd.	6.625%	10/3/2012	25	25
JPM Capital Trust	6.550%	9/29/2036	600	530
JPMorgan Capital Trust	5.875%	3/15/2035	1,400	1,190
JPMorgan Chase & Co.	6.750%	2/1/2011	300	319
JPMorgan Chase & Co.	5.600%	6/1/2011	1,200	1,259
JPMorgan Chase & Co.	4.500%	1/15/2012	675	683
JPMorgan Chase & Co.	6.625%	3/15/2012	425	454
JPMorgan Chase & Co.	5.375%	10/1/2012	1,825	1,899
JPMorgan Chase & Co.	5.750%	1/2/2013	350	365
JPMorgan Chase & Co.	5.375%	1/15/2014	150	152
JPMorgan Chase & Co.	5.125%	9/15/2014	375	375
JPMorgan Chase & Co.	4.750%	3/1/2015	125	123
JPMorgan Chase & Co.	5.250%	5/1/2015	475	476
JPMorgan Chase & Co.	5.150%	10/1/2015	675	673
JPMorgan Chase & Co.	5.875%	6/13/2016	1,650	1,711
JPMorgan Chase & Co.	6.125%	6/27/2017	850	892
JPMorgan Chase & Co.	6.800%	10/1/2037	725	670
JPMorgan Chase Capital XXII	6.450%	2/2/2037	650	558
Key Bank NA	5.500%	9/17/2012	800	818
Key Bank NA	5.800%	7/1/2014	150	148
Key Bank NA	4.950%	9/15/2015	725	687
Key Bank NA	5.450%	3/3/2016	300	273
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	600	575
Marshall & Ilsley Bank	4.850%	6/16/2015	375	337
Marshall & Ilsley Bank	5.000%	1/17/2017	750	681
Marshall & Ilsley Corp.	4.375%	8/1/2009	75	75
MBNA America Bank NA	4.625%	8/3/2009	250	255
MBNA America Bank NA	6.625%	6/15/2012	350	384
MBNA Corp.	6.125%	3/1/2013	500	540
MBNA Corp.	5.000%	6/15/2015	200	199
Mellon Funding Corp.	5.000%	12/1/2014	250	247
5 Nationwide Building Society	5.500%	7/18/2012	2,000	2,135
NB Capital Trust IV	8.250%	4/15/2027	1,000	1,031
North Fork Bancorp., Inc.	5.875%	8/15/2012	600	570
5 Northern Rock PLC	5.625%	6/22/2017	3,900	3,983
PNC Bank NA	4.875%	9/21/2017	1,275	1,145
PNC Bank NA	6.000%	12/7/2017	350	339
PNC Funding Corp.	5.250%	11/15/2015	250	232
Regions Financial Corp.	7.000%	3/1/2011	750	787
Regions Financial Corp.	6.375%	5/15/2012	75	76
3 Regions Financial Corp.	6.625%	5/15/2047	300	199
Regions Financial Corp.	7.375%	12/10/2037	75	69
Republic New York Corp.	7.750%	5/15/2009	300	308
Royal Bank of Canada	4.125%	1/26/2010	1,400	1,430
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	325	339
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	175	175
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	50	48
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,000	960
3 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	1,525	1,400
Santander Central Hispano Issuances	7.625%	9/14/2010	400	443
Santander Finance Issuances	6.375%	2/15/2011	1,075	1,140
Sanwa Bank Ltd.	8.350%	7/15/2009	1,025	1,087
Sanwa Bank Ltd.	7.400%	6/15/2011	1,625	1,768
Southtrust Corp.	5.800%	6/15/2014	300	309
Sovereign Bancorp, Inc.	4.800%	9/1/2010	575	564
Sovereign Bank	5.125%	3/15/2013	250	224
3,5 Standard Chartered PLC	6.409%	12/31/2049	300	246
State Street Capital Trust	5.300%	1/15/2016	300	295
Sumitomo Bank International Finance NV	8.500%	6/15/2009	800	847
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	1,300	1,493
SunTrust Banks, Inc.	6.375%	4/1/2011	500	524
SunTrust Banks, Inc.	5.250%	11/5/2012	325	323
SunTrust Banks, Inc.	5.200%	1/17/2017	750	669
SunTrust Banks, Inc.	6.000%	9/11/2017	375	357
SunTrust Banks, Inc.	5.450%	12/1/2017	100	94
SunTrust Banks, Inc.	7.250%	3/15/2018	75	76
3 SunTrust Capital VIII	6.100%	12/1/2066	175	132
Swiss Bank Corp.	7.000%	10/15/2015	750	808
Synovus Financial Corp.	5.125%	6/15/2017	500	438
UBS AG	5.875%	12/20/2017	1,450	1,472
UFJ Finance Aruba AEC	6.750%	7/15/2013	500	532
Union Bank of California NA	5.950%	5/11/2016	450	445
Union Planters Corp.	7.750%	3/1/2011	1,000	1,055
UnionBanCal Corp.	5.250%	12/16/2013	150	151
US Bank NA	6.375%	8/1/2011	250	266
US Bank NA	6.300%	2/4/2014	250	269
3 USB Capital IX	6.189%	4/15/2049	300	225
Wachovia Bank NA	4.875%	2/1/2015	1,030	975
Wachovia Bank NA	5.600%	3/15/2016	425	410
Wachovia Bank NA	5.850%	2/1/2037	1,050	897
Wachovia Bank NA	6.600%	1/15/2038	250	232
3 Wachovia Capital Trust III	5.800%	12/31/2049	825	591
Wachovia Corp.	4.375%	6/1/2010	450	451
Wachovia Corp.	5.300%	10/15/2011	675	691
Wachovia Corp.	4.875%	2/15/2014	170	165
Wachovia Corp.	5.625%	10/15/2016	500	482
Wachovia Corp.	5.750%	6/15/2017	1,025	1,012
Wachovia Corp.	5.750%	2/1/2018	100	98
5 Wachovia Corp.	8.000%	12/15/2026	1,200	1,245
Wachovia Corp.	7.500%	4/15/2035	150	158
Wachovia Corp.	5.500%	8/1/2035	200	166
Wachovia Corp.	6.550%	10/15/2035	100	94
Washington Mutual Bank	6.875%	6/15/2011	1,375	1,186
Washington Mutual Bank	5.650%	8/15/2014	450	348
Washington Mutual Bank	5.125%	1/15/2015	250	180
Washington Mutual Bank	6.750%	5/20/2036	300	218
Washington Mutual, Inc.	5.000%	3/22/2012	800	655
Washington Mutual, Inc.	5.250%	9/15/2017	250	190
Wells Fargo & Co.	3.125%	4/1/2009	750	752
Wells Fargo & Co.	4.200%	1/15/2010	3,540	3,597
Wells Fargo & Co.	4.875%	1/12/2011	425	437
Wells Fargo & Co.	5.300%	8/26/2011	200	208
Wells Fargo & Co.	5.250%	10/23/2012	100	104
Wells Fargo & Co.	4.950%	10/16/2013	800	822
Wells Fargo & Co.	5.000%	11/15/2014	400	393
Wells Fargo & Co.	5.625%	12/11/2017	1,525	1,579
Wells Fargo Bank NA	4.750%	2/9/2015	1,250	1,201
Wells Fargo Bank NA	5.750%	5/16/2016	250	255
Wells Fargo Bank NA	5.950%	8/26/2036	500	491
Wells Fargo Capital X	5.950%	12/15/2036	425	393
World Savings Bank, FSB	4.125%	12/15/2009	300	299
Zions Bancorp.	5.500%	11/16/2015	675	617
Brokerage (0.7%)
Ameriprise Financial Inc.	5.350%	11/15/2010	625	642
Ameriprise Financial Inc.	5.650%	11/15/2015	525	519
Bear Stearns Co., Inc.	4.550%	6/23/2010	775	730
Bear Stearns Co., Inc.	5.500%	8/15/2011	150	139
Bear Stearns Co., Inc.	5.350%	2/1/2012	750	741
Bear Stearns Co., Inc.	5.700%	11/15/2014	750	728
Bear Stearns Co., Inc.	5.300%	10/30/2015	985	943
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,150	1,081
Bear Stearns Co., Inc.	6.400%	10/2/2017	800	800
Bear Stearns Co., Inc.	7.250%	2/1/2018	375	385
BlackRock, Inc.	6.250%	9/15/2017	300	315
3 Goldman Sachs Capital II	5.793%	6/1/2049	550	379
Goldman Sachs Group, Inc.	6.650%	5/15/2009	400	411
Goldman Sachs Group, Inc.	4.500%	6/15/2010	640	646
Goldman Sachs Group, Inc.	6.875%	1/15/2011	600	630
Goldman Sachs Group, Inc.	6.600%	1/15/2012	2,175	2,297
Goldman Sachs Group, Inc.	5.450%	11/1/2012	1,150	1,179
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,350	1,354
Goldman Sachs Group, Inc.	4.750%	7/15/2013	400	392
Goldman Sachs Group, Inc.	5.250%	10/15/2013	475	479
Goldman Sachs Group, Inc.	5.150%	1/15/2014	600	598
Goldman Sachs Group, Inc.	5.000%	10/1/2014	1,450	1,421
Goldman Sachs Group, Inc.	5.125%	1/15/2015	150	146
Goldman Sachs Group, Inc.	5.350%	1/15/2016	800	776
Goldman Sachs Group, Inc.	5.625%	1/15/2017	625	598
Goldman Sachs Group, Inc.	6.250%	9/1/2017	1,075	1,096
Goldman Sachs Group, Inc.	5.950%	1/18/2018	625	616
Goldman Sachs Group, Inc.	6.150%	4/1/2018	175	174
Goldman Sachs Group, Inc.	5.950%	1/15/2027	675	596
Goldman Sachs Group, Inc.	6.125%	2/15/2033	875	802
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,125	973
Goldman Sachs Group, Inc.	6.450%	5/1/2036	375	347
Goldman Sachs Group, Inc.	6.750%	10/1/2037	2,850	2,676
Janus Capital Group	5.875%	9/15/2011	300	311
Janus Capital Group	6.700%	6/15/2017	150	151
Jefferies Group Inc.	6.450%	6/8/2027	1,150	978
Jefferies Group Inc.	6.250%	1/15/2036	725	572
Lazard Group	6.850%	6/15/2017	450	426
3 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	375	234
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	425	410
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	700	673
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	2,275	2,300
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	525	516
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,175	1,146
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,275	1,191
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	125	115
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	1,550	1,491
Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	1,325	1,282
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	350	337
3 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	400	310
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	600	584
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,200	1,170
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	325	323
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	400	407
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	200	200
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	550	539
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	1,050	993
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	175	168
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	625	585
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	850	807
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	1,225	1,140
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	1,800	1,759
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	750	633
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	225	179
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,800	1,777
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	672
Morgan Stanley Dean Witter	6.750%	4/15/2011	1,025	1,063
Morgan Stanley Dean Witter	5.625%	1/9/2012	1,250	1,265
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,500	1,554
Morgan Stanley Dean Witter	5.750%	8/31/2012	400	405
Morgan Stanley Dean Witter	5.250%	11/2/2012	275	273
Morgan Stanley Dean Witter	4.750%	4/1/2014	1,200	1,115
Morgan Stanley Dean Witter	5.375%	10/15/2015	650	640
Morgan Stanley Dean Witter	5.750%	10/18/2016	950	939
Morgan Stanley Dean Witter	5.450%	1/9/2017	750	706
Morgan Stanley Dean Witter	5.550%	4/27/2017	475	448
Morgan Stanley Dean Witter	5.950%	12/28/2017	750	725
Morgan Stanley Dean Witter	6.250%	8/9/2026	1,050	972
Morgan Stanley Dean Witter	7.250%	4/1/2032	475	481
Finance Companies (0.7%)
Allied Capital Corp.	6.000%	4/1/2012	275	276
American Express Bank, FSB	5.550%	10/17/2012	375	388
American Express Bank, FSB	6.000%	9/13/2017	525	526
American Express Centurion Bank	4.375%	7/30/2009	75	76
American Express Centurion Bank	5.200%	11/26/2010	450	466
American Express Centurion Bank	5.550%	10/17/2012	250	257
American Express Centurion Bank	6.000%	9/13/2017	375	376
American Express Co.	5.250%	9/12/2011	350	355
American Express Co.	5.500%	9/12/2016	350	337
American Express Co.	6.150%	8/28/2017	300	302
3 American Express Co.	6.800%	9/1/2066	550	509
American Express Credit Corp.	5.000%	12/2/2010	725	745
5 American Express Travel	5.250%	11/21/2011	125	127
American General Finance Corp.	3.875%	10/1/2009	400	394
American General Finance Corp.	4.875%	5/15/2010	975	964
American General Finance Corp.	5.625%	8/17/2011	550	541
American General Finance Corp.	4.875%	7/15/2012	150	145
American General Finance Corp.	5.850%	6/1/2013	1,025	997
American General Finance Corp.	5.750%	9/15/2016	375	347
American General Finance Corp.	6.900%	12/15/2017	625	610
Block Financial LLC	7.875%	1/15/2013	125	134
Capital One Bank	5.125%	2/15/2014	700	623
Capital One Capital III	7.686%	8/15/2036	525	408
Capital One Capital IV	6.745%	2/17/2037	300	211
Capital One Financial	5.700%	9/15/2011	375	355
Capital One Financial	4.800%	2/21/2012	50	47
Capital One Financial	5.500%	6/1/2015	225	196
Capital One Financial	6.150%	9/1/2016	50	43
Capital One Financial	5.250%	2/21/2017	50	44
Capital One Financial	6.750%	9/15/2017	650	642
5 Capmark Financial Group	5.875%	5/10/2012	100	69
5 Capmark Financial Group	6.300%	5/10/2017	275	168
CIT Group Co. of Canada	4.650%	7/1/2010	300	245
CIT Group Co. of Canada	5.200%	6/1/2015	850	674
CIT Group, Inc.	4.250%	2/1/2010	400	328
CIT Group, Inc.	5.200%	11/3/2010	775	612
CIT Group, Inc.	4.750%	12/15/2010	1,125	900
CIT Group, Inc.	5.600%	4/27/2011	500	395
CIT Group, Inc.	5.400%	3/7/2013	150	120
CIT Group, Inc.	5.125%	9/30/2014	200	157
CIT Group, Inc.	5.000%	2/1/2015	400	312
CIT Group, Inc.	5.400%	1/30/2016	25	19
CIT Group, Inc.	5.850%	9/15/2016	300	230
CIT Group, Inc.	5.650%	2/13/2017	850	667
3 CIT Group, Inc.	6.100%	3/15/2067	25	12
CIT Group, Inc.	6.000%	4/1/2036	500	380
Countrywide Financial Corp.	5.800%	6/7/2012	50	46
Countrywide Financial Corp.	6.250%	5/15/2016	325	265
Countrywide Home Loan	4.125%	9/15/2009	425	385
Countrywide Home Loan	4.000%	3/22/2011	1,925	1,713
General Electric Capital Corp.	3.125%	4/1/2009	175	176
General Electric Capital Corp.	3.250%	6/15/2009	1,225	1,232
General Electric Capital Corp.	4.125%	9/1/2009	25	25
General Electric Capital Corp.	4.625%	9/15/2009	750	769
General Electric Capital Corp.	5.250%	10/27/2009	850	880
General Electric Capital Corp.	4.875%	10/21/2010	1,050	1,092
General Electric Capital Corp.	6.125%	2/22/2011	1,725	1,831
General Electric Capital Corp.	5.500%	4/28/2011	1,475	1,545
General Electric Capital Corp.	5.875%	2/15/2012	1,675	1,780
General Electric Capital Corp.	4.375%	3/3/2012	1,075	1,088
General Electric Capital Corp.	5.000%	4/10/2012	250	256
General Electric Capital Corp.	6.000%	6/15/2012	1,250	1,331
General Electric Capital Corp.	5.250%	10/19/2012	2,525	2,628
General Electric Capital Corp.	5.450%	1/15/2013	125	131
General Electric Capital Corp.	5.500%	6/4/2014	1,450	1,517
General Electric Capital Corp.	5.650%	6/9/2014	1,150	1,212
General Electric Capital Corp.	5.000%	1/8/2016	875	879
General Electric Capital Corp.	5.375%	10/20/2016	200	203
General Electric Capital Corp.	5.400%	2/15/2017	500	511
General Electric Capital Corp.	5.625%	9/15/2017	700	721
General Electric Capital Corp.	6.750%	3/15/2032	3,525	3,785
General Electric Capital Corp.	6.150%	8/7/2037	250	250
General Electric Capital Corp.	5.875%	1/14/2038	2,750	2,663
3 General Electric Capital Corp.	6.375%	11/15/2067	1,400	1,379
3 HSBC Finance Capital Trust IX	5.911%	11/30/2035	300	256
HSBC Finance Corp.	4.750%	5/15/2009	150	150
HSBC Finance Corp.	4.125%	11/16/2009	2,755	2,725
HSBC Finance Corp.	5.250%	1/14/2011	1,470	1,484
HSBC Finance Corp.	5.700%	6/1/2011	1,275	1,284
HSBC Finance Corp.	6.375%	10/15/2011	1,450	1,494
HSBC Finance Corp.	5.900%	6/19/2012	1,050	1,072
HSBC Finance Corp.	5.250%	1/15/2014	825	826
HSBC Finance Corp.	5.000%	6/30/2015	1,275	1,224
International Lease Finance Corp.	4.875%	9/1/2010	225	223
International Lease Finance Corp.	5.125%	11/1/2010	400	398
International Lease Finance Corp.	5.450%	3/24/2011	400	403
International Lease Finance Corp.	5.750%	6/15/2011	925	931
International Lease Finance Corp.	5.300%	5/1/2012	150	147
International Lease Finance Corp.	5.000%	9/15/2012	2,175	2,100
iStar Financial Inc.	6.000%	12/15/2010	250	193
iStar Financial Inc.	5.650%	9/15/2011	175	133
iStar Financial Inc.	5.150%	3/1/2012	1,100	808
iStar Financial Inc.	5.950%	10/15/2013	25	19
iStar Financial Inc.	5.875%	3/15/2016	375	270
iStar Financial Inc.	5.850%	3/15/2017	50	36
SLM Corp.	4.500%	7/26/2010	150	122
SLM Corp.	5.400%	10/25/2011	325	254
SLM Corp.	5.375%	1/15/2013	1,250	975
SLM Corp.	5.625%	8/1/2033	700	500
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/2030	75	86
ACE INA Holdings, Inc.	5.700%	2/15/2017	450	452
AEGON Funding Corp.	5.750%	12/15/2020	50	47
AEGON NV	4.750%	6/1/2013	75	74
Aetna, Inc.	7.875%	3/1/2011	300	325
Aetna, Inc.	5.750%	6/15/2011	75	78
Aetna, Inc.	6.625%	6/15/2036	650	617
Aetna, Inc.	6.750%	12/15/2037	250	241
Allied World Assurance	7.500%	8/1/2016	550	554
Allstate Corp.	7.200%	12/1/2009	325	344
Allstate Corp.	6.125%	2/15/2012	100	107
Allstate Corp.	5.000%	8/15/2014	25	25
Allstate Corp.	6.125%	12/15/2032	250	235
Allstate Corp.	5.550%	5/9/2035	100	85
3 Allstate Corp.	6.125%	5/15/2037	200	182
3 Allstate Corp.	6.500%	5/15/2057	200	172
Allstate Life Global Funding	4.500%	5/29/2009	250	252
Ambac, Inc.	5.950%	12/5/2035	1,250	750
Ambac, Inc.	6.150%	2/15/2037	100	40
American General Capital II	8.500%	7/1/2030	700	776
American International Group, Inc.	4.700%	10/1/2010	200	199
American International Group, Inc.	5.375%	10/18/2011	400	406
American International Group, Inc.	4.950%	3/20/2012	1,500	1,498
American International Group, Inc.	5.050%	10/1/2015	875	830
American International Group, Inc.	5.600%	10/18/2016	125	122
American International Group, Inc.	5.850%	1/16/2018	500	488
American International Group, Inc.	6.250%	5/1/2036	700	667
American International Group, Inc.	6.250%	3/15/2037	275	221
Aon Capital Trust	8.205%	1/1/2027	100	96
Arch Capital Group Ltd.	7.350%	5/1/2034	375	357
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	300	312
Assurant, Inc.	5.625%	2/15/2014	200	193
Assurant, Inc.	6.750%	2/15/2034	400	381
AXA SA	8.600%	12/15/2030	1,125	1,207
Axis Capital Holdings	5.750%	12/1/2014	275	261
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,750	1,787
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	400	413
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	175	181
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	52
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	700	717
3 Chubb Corp.	6.375%	3/29/2037	250	231
Chubb Corp.	6.000%	5/11/2037	650	589
CIGNA Corp.	6.150%	11/15/2036	500	443
Cincinnati Financial Corp.	6.125%	11/1/2034	325	304
CNA Financial Corp.	6.000%	8/15/2011	300	299
CNA Financial Corp.	6.500%	8/15/2016	475	474
Commerce Group, Inc.	5.950%	12/9/2013	175	178
Coventry Health Care Inc.	6.300%	8/15/2014	375	371
3 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	275	195
Fund American Cos., Inc.	5.875%	5/15/2013	150	155
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	500	523
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	175	179
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	300	327
Genworth Financial, Inc.	4.750%	6/15/2009	300	301
Genworth Financial, Inc.	4.950%	10/1/2015	125	115
Genworth Financial, Inc.	6.500%	6/15/2034	425	386
3 Genworth Financial, Inc.	6.150%	11/15/2066	125	99
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	175	181
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	175	169
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	150	143
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	250	254
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	325	285
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	225	198
Humana Inc.	6.450%	6/1/2016	625	624
3 ING Capital Funding Trust III	5.775%	12/8/2049	875	720
ING USA Global	4.500%	10/1/2010	675	696
Lincoln National Corp.	6.200%	12/15/2011	550	576
Lincoln National Corp.	6.150%	4/7/2036	350	320
3 Lincoln National Corp.	6.050%	4/20/2067	175	151
Loews Corp.	6.000%	2/1/2035	200	181
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	275	287
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	350	340
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	100	84
MetLife, Inc.	5.500%	6/15/2014	550	566
MetLife, Inc.	5.000%	6/15/2015	450	444
MetLife, Inc.	6.500%	12/15/2032	75	73
MetLife, Inc.	6.375%	6/15/2034	375	358
MetLife, Inc.	5.700%	6/15/2035	125	109
MetLife, Inc.	6.400%	12/15/2036	300	244
Principal Financial Group, Inc.	6.050%	10/15/2036	250	224
Principal Life Income Funding	5.125%	3/1/2011	525	543
Principal Life Income Funding	5.300%	12/14/2012	100	104
Principal Life Income Funding	5.100%	4/15/2014	475	465
Progressive Corp.	6.375%	1/15/2012	350	373
Progressive Corp.	6.625%	3/1/2029	500	519
3 Progressive Corp.	6.700%	6/15/2037	425	371
Protective Life Secured Trust	4.850%	8/16/2010	375	388
Prudential Financial, Inc.	5.800%	6/15/2012	425	447
Prudential Financial, Inc.	5.150%	1/15/2013	75	76
Prudential Financial, Inc.	4.500%	7/15/2013	450	447
Prudential Financial, Inc.	4.750%	4/1/2014	150	145
Prudential Financial, Inc.	5.500%	3/15/2016	50	50
Prudential Financial, Inc.	6.100%	6/15/2017	350	352
Prudential Financial, Inc.	5.750%	7/15/2033	200	177
Prudential Financial, Inc.	5.400%	6/13/2035	150	125
Prudential Financial, Inc.	5.900%	3/17/2036	325	291
Prudential Financial, Inc.	5.700%	12/14/2036	450	386
Prudential Financial, Inc.	6.625%	12/1/2037	400	389
Safeco Corp.	4.875%	2/1/2010	1,250	1,260
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	600	599
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	100	104
Torchmark Corp.	6.375%	6/15/2016	425	448
3 Travelers Cos. Inc.	6.250%	3/15/2037	250	221
Travelers Cos. Inc.	6.250%	6/15/2037	200	190
UnitedHealth Group, Inc.	4.125%	8/15/2009	675	671
UnitedHealth Group, Inc.	5.000%	8/15/2014	350	338
UnitedHealth Group, Inc.	4.875%	3/15/2015	250	237
UnitedHealth Group, Inc.	6.000%	6/15/2017	100	100
UnitedHealth Group, Inc.	6.000%	11/15/2017	100	100
UnitedHealth Group, Inc.	6.000%	2/15/2018	600	585
UnitedHealth Group, Inc.	6.500%	6/15/2037	200	181
UnitedHealth Group, Inc.	6.625%	11/15/2037	575	521
WellPoint Inc.	4.250%	12/15/2009	175	175
WellPoint Inc.	6.375%	1/15/2012	200	213
WellPoint Inc.	6.800%	8/1/2012	550	583
WellPoint Inc.	5.000%	12/15/2014	125	117
WellPoint Inc.	5.250%	1/15/2016	125	118
WellPoint Inc.	5.875%	6/15/2017	400	396
WellPoint Inc.	5.950%	12/15/2034	750	669
WellPoint Inc.	5.850%	1/15/2036	150	130
WellPoint Inc.	6.375%	6/15/2037	600	536
Willis North America Inc.	5.625%	7/15/2015	400	389
Willis North America Inc.	6.200%	3/28/2017	300	293
XL Capital Ltd.	5.250%	9/15/2014	350	307
XL Capital Ltd.	6.375%	11/15/2024	100	81
XL Capital Ltd.	6.250%	5/15/2027	500	384
3 XL Capital Ltd.	6.500%	12/15/2049	400	282
Real Estate Investment Trusts (0.2%)
AvalonBay Communities, Inc.	5.500%	1/15/2012	225	218
AvalonBay Communities, Inc.	5.750%	9/15/2016	100	92
Boston Properties, Inc.	6.250%	1/15/2013	500	509
Boston Properties, Inc.	5.625%	4/15/2015	225	215
Brandywine Operating Partnership	4.500%	11/1/2009	425	408
Brandywine Operating Partnership	5.400%	11/1/2014	225	191
Camden Property Trust	5.700%	5/15/2017	325	277
Colonial Realty LP	5.500%	10/1/2015	250	205
Duke Realty LP	5.625%	8/15/2011	175	168
Duke Realty LP	5.950%	2/15/2017	200	177
ERP Operating LP	6.625%	3/15/2012	400	407
ERP Operating LP	5.125%	3/15/2016	650	574
ERP Operating LP	5.375%	8/1/2016	275	245
HCP Inc.	6.700%	1/30/2018	200	172
Health Care Property Investors, Inc.	6.450%	6/25/2012	525	504
Health Care Property Investors, Inc.	6.300%	9/15/2016	300	254
Health Care Property Investors, Inc.	5.625%	5/1/2017	25	20
Health Care REIT, Inc.	6.000%	11/15/2013	500	490
Health Care REIT, Inc.	6.200%	6/1/2016	325	293
Hospitality Properties	5.125%	2/15/2015	500	419
HRPT Properties Trust	6.250%	8/15/2016	700	653
Kimco Realty Corp.	5.783%	3/15/2016	125	117
Liberty Property LP	5.125%	3/2/2015	1,025	927
Liberty Property LP	5.500%	12/15/2016	100	90
National Retail Properties	6.875%	10/15/2017	875	842
Nationwide Health Properties, Inc.	6.250%	2/1/2013	375	381
ProLogis	5.250%	11/15/2010	250	250
ProLogis	5.500%	3/1/2013	175	172
ProLogis	5.625%	11/15/2015	350	323
ProLogis	5.750%	4/1/2016	400	367
Realty Income Corp.	6.750%	8/15/2019	525	492
Regency Centers LP	6.750%	1/15/2012	800	819
Regency Centers LP	5.250%	8/1/2015	75	67
Simon Property Group Inc.	4.875%	8/15/2010	1,000	995
Simon Property Group Inc.	5.000%	3/1/2012	175	172
Simon Property Group Inc.	5.750%	12/1/2015	325	309
Simon Property Group Inc.	5.250%	12/1/2016	1,125	1,020
Simon Property Group Inc.	5.875%	3/1/2017	650	613
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	400	416
Vornado Realty	5.600%	2/15/2011	750	725
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	575	591

				323,799

Industrial (3.7%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/2012	325	330
Alcan, Inc.	4.500%	5/15/2013	125	125
Alcan, Inc.	5.000%	6/1/2015	250	244
Alcan, Inc.	7.250%	3/15/2031	250	279
Alcan, Inc.	6.125%	12/15/2033	800	781
Alcoa, Inc.	5.720%	2/23/2019	405	392
Alcoa, Inc.	5.900%	2/1/2027	175	158
Aluminum Co. of America	6.750%	1/15/2028	500	487
Barrick Gold Finance Inc.	4.875%	11/15/2014	825	811
BHP Finance USA Ltd.	8.500%	12/1/2012	500	576
BHP Finance USA Ltd.	5.400%	3/29/2017	350	341
Celulosa Arauco Constitution SA	8.625%	8/15/2010	250	277
Celulosa Arauco Constitution SA	5.625%	4/20/2015	775	775
Commercial Metals Co.	6.500%	7/15/2017	175	181
Dow Chemical Co.	6.125%	2/1/2011	625	657
Dow Chemical Co.	6.000%	10/1/2012	50	53
Dow Chemical Co.	7.375%	11/1/2029	100	106
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	230	242
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	195	200
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	125	129
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	500	527
Falconbridge Ltd.	7.350%	6/5/2012	375	404
Inco Ltd.	5.700%	10/15/2015	450	444
Inco Ltd.	7.200%	9/15/2032	100	97
International Paper Co.	5.850%	10/30/2012	201	208
International Paper Co.	5.300%	4/1/2015	525	509
Lubrizol Corp.	5.500%	10/1/2014	850	831
MeadWestvaco Corp.	6.850%	4/1/2012	125	131
Monsanto Co.	7.375%	8/15/2012	350	393
Newmont Mining	5.875%	4/1/2035	325	266
Noranda, Inc.	7.250%	7/15/2012	250	274
Noranda, Inc.	6.000%	10/15/2015	500	495
Noranda, Inc.	5.500%	6/15/2017	250	234
Nucor Corp.	5.750%	12/1/2017	225	232
Nucor Corp.	6.400%	12/1/2037	175	177
Placer Dome, Inc.	6.450%	10/15/2035	375	362
Plum Creek Timber Co.	5.875%	11/15/2015	400	410
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,325	1,484
Praxair, Inc.	3.950%	6/1/2013	750	752
Praxair, Inc.	5.250%	11/15/2014	150	163
Praxair, Inc.	5.200%	3/15/2017	25	25
Rohm & Haas Co.	7.850%	7/15/2029	600	671
Southern Copper Corp.	7.500%	7/27/2035	650	664
Teck Cominco Ltd.	6.125%	10/1/2035	700	596
US Steel Corp.	6.050%	6/1/2017	300	272
Vale Overseas Ltd.	6.250%	1/11/2016	100	100
Vale Overseas Ltd.	6.250%	1/23/2017	350	349
Vale Overseas Ltd.	8.250%	1/17/2034	375	413
Vale Overseas Ltd.	6.875%	11/21/2036	375	362
Weyerhaeuser Co.	6.750%	3/15/2012	1,350	1,418
Weyerhaeuser Co.	7.375%	3/15/2032	100	99
WMC Finance USA	5.125%	5/15/2013	400	415
Capital Goods (0.4%)
3,5 BAE Systems Asset Trust	7.156%	12/15/2011	262	282
Bemis Co. Inc.	4.875%	4/1/2012	700	707
Boeing Capital Corp.	6.100%	3/1/2011	250	267
Boeing Capital Corp.	6.500%	2/15/2012	200	218
Boeing Capital Corp.	5.800%	1/15/2013	625	675
Boeing Co.	5.125%	2/15/2013	300	314
Boeing Co.	8.750%	8/15/2021	500	657
Boeing Co.	6.625%	2/15/2038	300	336
Caterpillar Financial Services Corp.	4.150%	1/15/2010	600	610
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,980	2,019
Caterpillar Financial Services Corp.	4.750%	2/17/2015	175	175
Caterpillar Financial Services Corp.	4.625%	6/1/2015	400	393
Caterpillar, Inc.	7.375%	3/1/2097	400	468
CRH America Inc.	5.625%	9/30/2011	400	401
CRH America Inc.	6.950%	3/15/2012	150	160
CRH America Inc.	5.300%	10/15/2013	100	97
CRH America Inc.	6.000%	9/30/2016	750	717
CRH America Inc.	6.400%	10/15/2033	450	399
Deere & Co.	6.950%	4/25/2014	825	927
Deere & Co.	7.125%	3/3/2031	300	347
Embraer Overseas Ltd.	6.375%	1/24/2017	550	548
Emerson Electric Co.	4.625%	10/15/2012	1,500	1,555
General Dynamics Corp.	4.250%	5/15/2013	650	658
General Electric Co.	5.000%	2/1/2013	3,000	3,111
Hanson PLC	5.250%	3/15/2013	400	395
Honeywell International, Inc.	7.500%	3/1/2010	500	539
Honeywell International, Inc.	6.125%	11/1/2011	200	215
Honeywell International, Inc.	4.250%	3/1/2013	175	177
Honeywell International, Inc.	5.300%	3/15/2017	275	285
Honeywell International, Inc.	5.300%	3/1/2018	150	154
John Deere Capital Corp.	7.000%	3/15/2012	650	719
Joy Global, Inc.	6.000%	11/15/2016	250	255
Lafarge SA	6.150%	7/15/2011	50	51
Lafarge SA	6.500%	7/15/2016	700	675
Lafarge SA	7.125%	7/15/2036	1,350	1,250
Lockheed Martin Corp.	7.650%	5/1/2016	250	293
Lockheed Martin Corp.	7.750%	5/1/2026	250	303
Lockheed Martin Corp.	6.150%	9/1/2036	450	463
Masco Corp.	5.875%	7/15/2012	400	403
Masco Corp.	4.800%	6/15/2015	25	22
Masco Corp.	6.500%	8/15/2032	100	83
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	150	157
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	450	499
Mohawk Industries Inc.	5.750%	1/15/2011	1,000	1,057
Mohawk Industries Inc.	6.125%	1/15/2016	1,075	1,049
Northrop Grumman Corp.	7.125%	2/15/2011	300	325
Northrop Grumman Corp.	7.750%	2/15/2031	400	494
Raytheon Co.	4.850%	1/15/2011	325	333
Raytheon Co.	5.500%	11/15/2012	75	80
Raytheon Co.	5.375%	4/1/2013	325	342
Raytheon Co.	7.200%	8/15/2027	75	85
Republic Services, Inc.	6.750%	8/15/2011	275	297
Textron Financial Corp.	4.600%	5/3/2010	400	402
Textron Financial Corp.	5.125%	11/1/2010	400	412
Textron, Inc.	6.500%	6/1/2012	1,050	1,150
TRW, Inc.	7.750%	6/1/2029	650	787
Tyco International Group SA	6.125%	11/1/2008	300	303
Tyco International Group SA	6.125%	1/15/2009	150	152
Tyco International Group SA	6.750%	2/15/2011	975	1,024
Tyco International Group SA	6.375%	10/15/2011	675	674
Tyco International Group SA	6.000%	11/15/2013	475	488
Tyco International Group SA	7.000%	6/15/2028	400	380
United Technologies Corp.	4.375%	5/1/2010	625	643
United Technologies Corp.	6.350%	3/1/2011	325	352
United Technologies Corp.	4.875%	5/1/2015	550	558
United Technologies Corp.	8.875%	11/15/2019	575	772
United Technologies Corp.	7.500%	9/15/2029	100	120
United Technologies Corp.	5.400%	5/1/2035	400	376
United Technologies Corp.	6.050%	6/1/2036	325	334
Waste Management, Inc.	6.875%	5/15/2009	75	77
Waste Management, Inc.	7.375%	8/1/2010	75	79
WMX Technologies Inc.	7.100%	8/1/2026	325	343
Communication (0.9%)
America Movil SA de C.V.	5.500%	3/1/2014	1,000	1,001
America Movil SA de C.V.	6.375%	3/1/2035	200	194
America Movil SA de C.V.	6.125%	11/15/2037	300	277
AT&T Inc.	4.125%	9/15/2009	1,350	1,360
AT&T Inc.	5.300%	11/15/2010	450	467
AT&T Inc.	6.250%	3/15/2011	750	787
AT&T Inc.	7.300%	11/15/2011	300	327
AT&T Inc.	5.875%	2/1/2012	370	387
AT&T Inc.	5.875%	8/15/2012	130	136
AT&T Inc.	5.100%	9/15/2014	1,575	1,560
AT&T Inc.	5.625%	6/15/2016	1,525	1,539
AT&T Inc.	8.000%	11/15/2031	1,295	1,508
AT&T Inc.	6.450%	6/15/2034	875	866
AT&T Inc.	6.150%	9/15/2034	125	120
AT&T Inc.	6.500%	9/1/2037	1,100	1,095
AT&T Inc.	6.300%	1/15/2038	1,050	1,011
AT&T Wireless	7.875%	3/1/2011	1,000	1,090
AT&T Wireless	8.125%	5/1/2012	950	1,066
AT&T Wireless	8.750%	3/1/2031	825	995
BellSouth Capital Funding	7.875%	2/15/2030	150	165
BellSouth Corp.	4.200%	9/15/2009	200	202
BellSouth Corp.	6.875%	10/15/2031	325	336
BellSouth Corp.	6.550%	6/15/2034	700	684
BellSouth Corp.	6.000%	11/15/2034	290	272
BellSouth Telecommunications	6.375%	6/1/2028	1,565	1,545
British Sky Broadcasting Corp.	8.200%	7/15/2009	400	416
British Telecommunications PLC	8.625%	12/15/2010	375	413
British Telecommunications PLC	9.125%	12/15/2030	1,125	1,397
CBS Corp.	7.875%	7/30/2030	400	389
CenturyTel Enterprises	6.875%	1/15/2028	150	138
CenturyTel, Inc.	5.000%	2/15/2015	150	138
Cingular Wireless LLC	6.500%	12/15/2011	350	371
Cingular Wireless LLC	7.125%	12/15/2031	1,000	1,040
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	420	468
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	1,108	1,334
Comcast Cable Communications, Inc.	6.750%	1/30/2011	300	312
Comcast Cable Communications, Inc.	8.875%	5/1/2017	850	994
Comcast Corp.	5.850%	1/15/2010	400	410
Comcast Corp.	5.500%	3/15/2011	800	809
Comcast Corp.	5.300%	1/15/2014	1,155	1,142
Comcast Corp.	6.500%	1/15/2015	1,400	1,439
Comcast Corp.	5.900%	3/15/2016	800	791
Comcast Corp.	5.875%	2/15/2018	575	561
Comcast Corp.	7.050%	3/15/2033	600	609
Comcast Corp.	6.500%	11/15/2035	1,100	1,041
Comcast Corp.	6.450%	3/15/2037	100	95
Comcast Corp.	6.950%	8/15/2037	300	300
Cox Communications, Inc.	4.625%	1/15/2010	1,375	1,375
Cox Communications, Inc.	4.625%	6/1/2013	200	194
Cox Communications, Inc.	5.500%	10/1/2015	600	597
Deutsche Telekom International Finance	8.000%	6/15/2010	425	456
Deutsche Telekom International Finance	5.250%	7/22/2013	1,125	1,126
Deutsche Telekom International Finance	5.750%	3/23/2016	425	421
Deutsche Telekom International Finance	8.250%	6/15/2030	1,700	2,052
Embarq Corp.	7.082%	6/1/2016	875	826
Embarq Corp.	7.995%	6/1/2036	200	182
France Telecom	7.750%	3/1/2011	1,675	1,829
France Telecom	8.500%	3/1/2031	825	1,037
Gannett Co., Inc.	6.375%	4/1/2012	400	415
Grupo Televisa SA	6.625%	3/18/2025	450	449
GTE Corp.	6.940%	4/15/2028	325	325
Koninklijke KPN NV	8.000%	10/1/2010	500	538
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	400	406
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	450	445
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	550	533
New England Telephone & Telegraph Co.	7.875%	11/15/2029	250	273
News America Holdings, Inc.	9.250%	2/1/2013	800	942
News America Holdings, Inc.	8.150%	10/17/2036	385	456
News America Inc.	5.300%	12/15/2014	475	473
News America Inc.	6.200%	12/15/2034	175	164
News America Inc.	6.400%	12/15/2035	575	565
News America Inc.	6.650%	11/15/2037	400	401
Nextel Communications	6.875%	10/31/2013	600	475
Nextel Communications	5.950%	3/15/2014	450	334
Nextel Communications	7.375%	8/1/2015	825	636
Omnicom Group Inc.	5.900%	4/15/2016	50	49
Pacific Bell	7.125%	3/15/2026	200	206
Qwest Communications International Inc.	7.875%	9/1/2011	450	449
Qwest Communications International Inc.	8.875%	3/15/2012	425	435
Qwest Communications International Inc.	7.500%	10/1/2014	600	588
Qwest Communications International Inc.	6.500%	6/1/2017	275	248
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	225	224
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	300	302
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	150	149
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	100	90
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	150	136
Reed Elsevier Capital	4.625%	6/15/2012	100	98
Rogers Wireless Inc.	6.375%	3/1/2014	750	743
Sprint Capital Corp.	7.625%	1/30/2011	925	858
Sprint Capital Corp.	8.375%	3/15/2012	250	232
Sprint Capital Corp.	6.875%	11/15/2028	100	75
Sprint Capital Corp.	8.750%	3/15/2032	1,525	1,294
Sprint Nextel Corp.	6.000%	12/1/2016	900	701
Telecom Italia Capital	4.000%	1/15/2010	500	494
Telecom Italia Capital	4.875%	10/1/2010	400	395
Telecom Italia Capital	6.200%	7/18/2011	550	554
Telecom Italia Capital	5.250%	11/15/2013	325	305
Telecom Italia Capital	5.250%	10/1/2015	650	579
Telecom Italia Capital	6.375%	11/15/2033	205	180
Telecom Italia Capital	7.200%	7/18/2036	475	454
Telefonica Emisiones SAU	5.984%	6/20/2011	700	719
Telefonica Emisiones SAU	6.421%	6/20/2016	1,400	1,440
Telefonica Emisiones SAU	7.045%	6/20/2036	950	1,005
Telefonica Europe BV	7.750%	9/15/2010	675	727
Telefonica Europe BV	8.250%	9/15/2030	750	881
Telefonos de Mexico SA	4.750%	1/27/2010	550	555
Telefonos de Mexico SA	5.500%	1/27/2015	850	836
Telus Corp.	8.000%	6/1/2011	1,075	1,173
Thomson Corp.	5.700%	10/1/2014	850	841
Thomson Corp.	5.500%	8/15/2035	50	41
Time Warner Cable Inc.	5.400%	7/2/2012	400	394
Time Warner Cable Inc.	5.850%	5/1/2017	925	884
Time Warner Cable Inc.	6.550%	5/1/2037	350	330
Time Warner Entertainment	10.150%	5/1/2012	200	224
Time Warner Entertainment	8.375%	3/15/2023	800	882
Time Warner Entertainment	8.375%	7/15/2033	100	111
US Cellular	6.700%	12/15/2033	350	306
US West Communications Group	7.500%	6/15/2023	350	306
US West Communications Group	6.875%	9/15/2033	375	303
Verizon Communications Corp.	5.350%	2/15/2011	50	52
Verizon Communications Corp.	5.550%	2/15/2016	500	496
Verizon Global Funding Corp.	7.250%	12/1/2010	700	749
Verizon Global Funding Corp.	6.875%	6/15/2012	2,975	3,226
Verizon Global Funding Corp.	7.375%	9/1/2012	1,025	1,134
Verizon Global Funding Corp.	5.850%	9/15/2035	500	458
Verizon Maryland, Inc.	6.125%	3/1/2012	500	522
Verizon New England, Inc.	6.500%	9/15/2011	300	314
Verizon New Jersey, Inc.	5.875%	1/17/2012	1,025	1,068
Verizon New York, Inc.	6.875%	4/1/2012	300	325
Verizon Virginia, Inc.	4.625%	3/15/2013	450	438
Viacom Inc.	5.625%	8/15/2012	615	601
Viacom Inc.	5.500%	5/15/2033	200	154
Vodafone AirTouch PLC	7.750%	2/15/2010	550	586
Vodafone AirTouch PLC	7.875%	2/15/2030	425	472
Vodafone Group PLC	5.350%	2/27/2012	200	205
Vodafone Group PLC	5.000%	12/16/2013	300	298
Vodafone Group PLC	5.375%	1/30/2015	900	880
Vodafone Group PLC	5.750%	3/15/2016	300	299
Vodafone Group PLC	5.625%	2/27/2017	550	537
Vodafone Group PLC	4.625%	7/15/2018	125	110
Vodafone Group PLC	6.250%	11/30/2032	350	332
Vodafone Group PLC	6.150%	2/27/2037	75	70
WPP Finance USA Corp.	5.875%	6/15/2014	425	424
Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/2014	200	203
Costco Wholesale Corp.	5.300%	3/15/2012	75	79
Costco Wholesale Corp.	5.500%	3/15/2017	625	642
CVS Caremark Corp.	4.000%	9/15/2009	100	100
CVS Caremark Corp.	5.750%	8/15/2011	75	78
3 CVS Caremark Corp.	6.302%	6/1/2037	425	387
CVS Corp.	4.875%	9/15/2014	275	271
CVS Corp.	6.125%	8/15/2016	175	183
CVS Corp.	6.250%	6/1/2027	725	728
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	300	311
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	850	854
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	2,375	2,439
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,125	1,157
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	1,175	1,260
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	500	527
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	150	171
Darden Restaurants Inc.	5.625%	10/15/2012	225	224
Darden Restaurants Inc.	6.200%	10/15/2017	250	244
Darden Restaurants Inc.	6.800%	10/15/2037	275	251
Federated Department Stores, Inc.	6.300%	4/1/2009	500	507
Federated Department Stores, Inc.	6.900%	4/1/2029	250	213
Federated Retail Holding	5.350%	3/15/2012	425	402
Federated Retail Holding	5.900%	12/1/2016	425	373
Federated Retail Holding	6.375%	3/15/2037	225	178
Home Depot Inc.	3.750%	9/15/2009	650	642
Home Depot Inc.	4.625%	8/15/2010	650	643
Home Depot Inc.	5.250%	12/16/2013	375	368
Home Depot Inc.	5.400%	3/1/2016	475	439
Home Depot Inc.	5.875%	12/16/2036	825	673
ITT Corp.	7.375%	11/15/2015	875	853
J.C. Penney Co., Inc.	8.000%	3/1/2010	600	629
J.C. Penney Co., Inc.	7.950%	4/1/2017	500	524
J.C. Penney Co., Inc.	7.400%	4/1/2037	300	286
Johnson Controls, Inc.	5.250%	1/15/2011	300	309
Johnson Controls, Inc.	6.000%	1/15/2036	75	72
Kohl's Corp.	6.250%	12/15/2017	200	190
Kohl's Corp.	6.000%	1/15/2033	225	176
Kohl's Corp.	6.875%	12/15/2037	100	87
Lowe's Cos., Inc.	5.000%	10/15/2015	550	549
Lowe's Cos., Inc.	5.400%	10/15/2016	1,000	1,005
Lowe's Cos., Inc.	6.100%	9/15/2017	200	209
Lowe's Cos., Inc.	6.875%	2/15/2028	367	390
Lowe's Cos., Inc.	5.800%	10/15/2036	375	334
Lowe's Cos., Inc.	6.650%	9/15/2037	100	100
Macy's Retail Holdings Inc.	6.790%	7/15/2027	300	251
Macy's Retail Holdings Inc.	7.000%	2/15/2028	200	171
Marriott International	4.625%	6/15/2012	400	386
Marriott International	5.625%	2/15/2013	200	193
Marriott International	6.200%	6/15/2016	150	146
Marriott International	6.375%	6/15/2017	50	49
May Department Stores Co.	5.750%	7/15/2014	675	627
May Department Stores Co.	6.650%	7/15/2024	375	323
McDonald's Corp.	5.300%	3/15/2017	400	409
McDonald's Corp.	5.800%	10/15/2017	300	314
McDonald's Corp.	5.350%	3/1/2018	350	354
McDonald's Corp.	6.300%	10/15/2037	200	204
Nordstrom, Inc.	6.950%	3/15/2028	200	197
Nordstrom, Inc.	7.000%	1/15/2038	150	147
Starwood Hotel Resorts	7.875%	5/1/2012	400	420
Starwood Hotel Resorts	6.250%	2/15/2013	225	223
Target Corp.	6.350%	1/15/2011	650	688
Target Corp.	5.125%	1/15/2013	675	692
Target Corp.	4.000%	6/15/2013	525	515
Target Corp.	5.875%	7/15/2016	475	482
Target Corp.	5.375%	5/1/2017	800	795
Target Corp.	7.000%	7/15/2031	175	183
Target Corp.	6.350%	11/1/2032	450	425
Target Corp.	6.500%	10/15/2037	600	580
The Walt Disney Co.	5.700%	7/15/2011	1,150	1,216
The Walt Disney Co.	6.375%	3/1/2012	150	163
The Walt Disney Co.	5.625%	9/15/2016	50	52
The Walt Disney Co.	6.000%	7/17/2017	575	620
The Walt Disney Co.	7.000%	3/1/2032	400	466
Time Warner, Inc.	6.750%	4/15/2011	875	896
Time Warner, Inc.	5.500%	11/15/2011	725	715
Time Warner, Inc.	6.875%	5/1/2012	100	103
Time Warner, Inc.	9.150%	2/1/2023	1,475	1,702
Time Warner, Inc.	6.625%	5/15/2029	200	184
Time Warner, Inc.	7.625%	4/15/2031	1,135	1,169
Time Warner, Inc.	7.700%	5/1/2032	290	302
Time Warner, Inc.	6.500%	11/15/2036	750	672
Toll Brothers, Inc.	5.150%	5/15/2015	400	361
Toyota Motor Credit Corp.	4.250%	3/15/2010	1,875	1,932
Toyota Motor Credit Corp.	4.350%	12/15/2010	325	339
Toyota Motor Credit Corp.	5.450%	5/18/2011	600	643
VF Corp.	5.950%	11/1/2017	250	250
VF Corp.	6.450%	11/1/2037	150	142
Viacom Inc.	6.250%	4/30/2016	275	267
Viacom Inc.	6.875%	4/30/2036	750	722
Wal-Mart Stores, Inc.	6.875%	8/10/2009	600	633
Wal-Mart Stores, Inc.	4.125%	7/1/2010	900	925
Wal-Mart Stores, Inc.	4.125%	2/15/2011	725	744
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,450	2,517
Wal-Mart Stores, Inc.	7.250%	6/1/2013	150	172
Wal-Mart Stores, Inc.	4.500%	7/1/2015	450	445
Wal-Mart Stores, Inc.	5.375%	4/5/2017	400	412
Wal-Mart Stores, Inc.	5.875%	4/5/2027	950	943
Wal-Mart Stores, Inc.	7.550%	2/15/2030	900	1,048
Wal-Mart Stores, Inc.	5.250%	9/1/2035	175	154
Western Union Co.	5.400%	11/17/2011	600	607
Western Union Co.	5.930%	10/1/2016	400	398
Western Union Co.	6.200%	11/17/2036	325	299
Yum! Brands, Inc.	7.700%	7/1/2012	250	273
Yum! Brands, Inc.	6.250%	4/15/2016	225	227
Yum! Brands, Inc.	6.250%	3/15/2018	225	226
Yum! Brands, Inc.	6.875%	11/15/2037	750	717
Consumer Noncyclical (0.8%)
Abbott Laboratories	3.750%	3/15/2011	500	507
Abbott Laboratories	5.150%	11/30/2012	400	427
Abbott Laboratories	5.875%	5/15/2016	1,350	1,433
Abbott Laboratories	5.600%	11/30/2017	475	496
Allergan Inc.	5.750%	4/1/2016	125	128
AmerisourceBergen Corp.	5.875%	9/15/2015	675	669
Amgen Inc.	4.000%	11/18/2009	750	751
Amgen Inc.	4.850%	11/18/2014	500	490
Amgen Inc.	5.850%	6/1/2017	375	371
Amgen Inc.	6.375%	6/1/2037	400	384
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	268
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	250	259
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	900	991
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	550	593
Archer-Daniels-Midland Co.	5.935%	10/1/2032	350	337
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,125	994
AstraZeneca PLC	5.400%	9/15/2012	1,250	1,319
AstraZeneca PLC	5.400%	6/1/2014	350	366
AstraZeneca PLC	5.900%	9/15/2017	300	318
AstraZeneca PLC	6.450%	9/15/2037	1,625	1,748
Baxter Finco, BV	4.750%	10/15/2010	500	516
Baxter International, Inc.	4.625%	3/15/2015	250	245
Baxter International, Inc.	5.900%	9/1/2016	150	158
Baxter International, Inc.	6.250%	12/1/2037	100	102
Biogen Idec Inc.	6.000%	3/1/2013	600	611
Biogen Idec Inc.	6.875%	3/1/2018	875	894
Bottling Group LLC	4.625%	11/15/2012	1,600	1,669
Bottling Group LLC	5.000%	11/15/2013	100	105
Bottling Group LLC	5.500%	4/1/2016	775	809
Bristol-Myers Squibb Co.	5.875%	11/15/2036	725	704
C.R. Bard, Inc.	6.700%	12/1/2026	450	461
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,080
Cardinal Health, Inc.	5.650%	6/15/2012	300	314
Cardinal Health, Inc.	4.000%	6/15/2015	100	92
Cardinal Health, Inc.	6.000%	6/15/2017	100	102
Cardinal Health, Inc.	5.850%	12/15/2017	150	151
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	280	334
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	650	760
Clorox Co.	4.200%	1/15/2010	125	126
Clorox Co.	5.000%	1/15/2015	275	264
Coca-Cola Co.	5.350%	11/15/2017	1,025	1,067
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	321
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	125	158
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	250	307
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	750	846
ConAgra Foods, Inc.	7.875%	9/15/2010	866	948
ConAgra Foods, Inc.	7.125%	10/1/2026	50	52
ConAgra Foods, Inc.	7.000%	10/1/2028	100	102
5 Covidien International	5.450%	10/15/2012	400	410
5 Covidien International	6.000%	10/15/2017	750	768
5 Covidien International	6.550%	10/15/2037	525	529
Diageo Capital PLC	5.200%	1/30/2013	75	78
Diageo Capital PLC	5.750%	10/23/2017	75	76
Diageo Finance BV	5.300%	10/28/2015	625	637
Eli Lilly & Co.	6.000%	3/15/2012	250	273
Eli Lilly & Co.	5.200%	3/15/2017	425	435
Eli Lilly & Co.	5.500%	3/15/2027	625	617
Fortune Brands Inc.	5.375%	1/15/2016	25	23
Fortune Brands Inc.	5.875%	1/15/2036	250	216
Genentech Inc.	4.400%	7/15/2010	50	51
Genentech Inc.	4.750%	7/15/2015	150	152
Genentech Inc.	5.250%	7/15/2035	325	301
General Mills, Inc.	6.000%	2/15/2012	592	625
General Mills, Inc.	5.650%	9/10/2012	250	262
General Mills, Inc.	5.700%	2/15/2017	700	703
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,200	1,202
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	300	283
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,000	1,143
H.J. Heinz Co.	6.625%	7/15/2011	850	904
Hasbro Inc.	6.300%	9/15/2017	550	576
Hershey Foods Corp.	5.300%	9/1/2011	250	259
Hershey Foods Corp.	5.450%	9/1/2016	150	152
Hospira, Inc.	4.950%	6/15/2009	100	100
Hospira, Inc.	5.900%	6/15/2014	200	206
Johnson & Johnson	5.150%	8/15/2012	400	434
Johnson & Johnson	3.800%	5/15/2013	425	437
Johnson & Johnson	6.950%	9/1/2029	100	119
Johnson & Johnson	4.950%	5/15/2033	550	502
Kellogg Co.	6.600%	4/1/2011	1,530	1,635
Kellogg Co.	5.125%	12/3/2012	225	233
Kellogg Co.	4.250%	3/6/2013	125	125
Kimberly-Clark Corp.	5.625%	2/15/2012	250	267
Kimberly-Clark Corp.	4.875%	8/15/2015	650	655
Kimberly-Clark Corp.	6.125%	8/1/2017	800	871
Kraft Foods, Inc.	4.125%	11/12/2009	1,025	1,028
Kraft Foods, Inc.	5.625%	11/1/2011	400	407
Kraft Foods, Inc.	6.250%	6/1/2012	275	287
Kraft Foods, Inc.	5.250%	10/1/2013	200	202
Kraft Foods, Inc.	6.500%	8/11/2017	525	539
Kraft Foods, Inc.	6.500%	11/1/2031	875	816
Kraft Foods, Inc.	7.000%	8/11/2037	825	822
Kroger Co.	6.800%	4/1/2011	1,325	1,400
Kroger Co.	6.750%	4/15/2012	575	622
Kroger Co.	6.200%	6/15/2012	1,000	1,052
Kroger Co.	4.950%	1/15/2015	500	475
Kroger Co.	7.500%	4/1/2031	100	109
Laboratory Corp. of America	5.625%	12/15/2015	325	322
McKesson Corp.	7.750%	2/1/2012	350	391
Mckesson Corp.	5.250%	3/1/2013	600	624
Medtronic Inc.	4.375%	9/15/2010	300	307
Medtronic Inc.	4.750%	9/15/2015	550	537
Merck & Co.	4.750%	3/1/2015	275	279
Merck & Co.	6.400%	3/1/2028	225	245
Merck & Co.	5.950%	12/1/2028	250	251
Molson Coors Capital Finance	4.850%	9/22/2010	200	207
Newell Rubbermaid, Inc.	4.000%	5/1/2010	500	498
PepsiAmericas Inc.	5.750%	7/31/2012	225	237
PepsiAmericas Inc.	5.000%	5/15/2017	450	435
Pepsico, Inc.	5.150%	5/15/2012	125	133
Pepsico, Inc.	4.650%	2/15/2013	375	389
Pfizer, Inc.	4.500%	2/15/2014	300	310
Philips Electronics NV	6.875%	3/11/2038	200	213
Procter & Gamble Co.	6.875%	9/15/2009	200	212
Procter & Gamble Co.	4.950%	8/15/2014	100	104
Procter & Gamble Co.	6.450%	1/15/2026	350	383
Procter & Gamble Co.	5.800%	8/15/2034	625	642
Procter & Gamble Co.	5.550%	3/5/2037	825	821
3 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,074	1,367
Quest Diagnostic, Inc.	5.450%	11/1/2015	750	726
Quest Diagnostic, Inc.	6.950%	7/1/2037	225	230
Reynolds American Inc.	6.500%	7/15/2010	200	208
Reynolds American Inc.	7.250%	6/1/2012	200	214
Reynolds American Inc.	7.250%	6/1/2013	400	432
Reynolds American Inc.	6.750%	6/15/2017	600	612
Reynolds American Inc.	7.250%	6/15/2037	375	375
Safeway, Inc.	4.950%	8/16/2010	350	353
Safeway, Inc.	6.500%	3/1/2011	1,000	1,043
Schering-Plough Corp.	5.550%	12/1/2013	975	1,008
Schering-Plough Corp.	6.000%	9/15/2017	500	505
Schering-Plough Corp.	6.550%	9/15/2037	50	48
Sysco Corp.	5.375%	9/21/2035	500	461
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	900	896
Unilever Capital Corp.	7.125%	11/1/2010	950	1,042
Unilever Capital Corp.	5.900%	11/15/2032	650	658
UST, Inc.	5.750%	3/1/2018	250	252
Whirlpool Corp.	5.500%	3/1/2013	900	915
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	600	615
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	300	303
Wyeth	6.950%	3/15/2011	500	540
Wyeth	5.500%	3/15/2013	350	370
Wyeth	5.500%	2/1/2014	700	726
Wyeth	5.500%	2/15/2016	400	408
Wyeth	5.450%	4/1/2017	200	204
Wyeth	6.450%	2/1/2024	400	425
Wyeth	6.500%	2/1/2034	200	210
Wyeth	6.000%	2/15/2036	1,125	1,118
Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	750	829
Amerada Hess Corp.	6.650%	8/15/2011	425	455
Amerada Hess Corp.	7.875%	10/1/2029	150	178
Amerada Hess Corp.	7.300%	8/15/2031	500	566
Anadarko Finance Co.	6.750%	5/1/2011	875	931
Anadarko Petroleum Corp.	5.950%	9/15/2016	550	569
Anadarko Petroleum Corp.	6.450%	9/15/2036	375	383
Apache Corp.	5.625%	1/15/2017	75	78
Apache Corp.	6.000%	1/15/2037	575	579
Apache Finance Canada	7.750%	12/15/2029	225	266
Baker Hughes, Inc.	6.875%	1/15/2029	400	430
Burlington Resources, Inc.	6.680%	2/15/2011	375	406
Burlington Resources, Inc.	6.500%	12/1/2011	300	323
Burlington Resources, Inc.	7.400%	12/1/2031	600	702
Canadian Natural Resources	5.450%	10/1/2012	800	818
Canadian Natural Resources	4.900%	12/1/2014	525	521
Canadian Natural Resources	6.000%	8/15/2016	500	516
Canadian Natural Resources	5.700%	5/15/2017	275	278
Canadian Natural Resources	7.200%	1/15/2032	500	530
Canadian Natural Resources	6.450%	6/30/2033	400	388
Canadian Natural Resources	6.500%	2/15/2037	425	419
ConocoPhillips Canada	5.300%	4/15/2012	700	738
ConocoPhillips Canada	5.625%	10/15/2016	425	447
ConocoPhillips Canada	5.950%	10/15/2036	250	256
Devon Financing Corp.	6.875%	9/30/2011	475	518
Devon Financing Corp.	7.875%	9/30/2031	275	339
Diamond Offshore Drilling	4.875%	7/1/2015	100	98
Encana Corp.	4.600%	8/15/2009	425	428
Encana Corp.	4.750%	10/15/2013	25	24
Encana Corp.	5.900%	12/1/2017	200	204
Encana Corp.	6.500%	2/1/2038	325	322
Encana Holdings Finance Corp.	5.800%	5/1/2014	50	52
EOG Resources Inc.	5.875%	9/15/2017	750	793
Halliburton Co.	5.500%	10/15/2010	250	261
Husky Energy Inc.	6.250%	6/15/2012	350	375
Husky Energy Inc.	6.800%	9/15/2037	100	102
Kerr McGee Corp.	6.875%	9/15/2011	650	696
Kerr McGee Corp.	6.950%	7/1/2024	1,000	1,050
Kerr McGee Corp.	7.875%	9/15/2031	150	178
Marathon Oil Corp.	6.125%	3/15/2012	1,025	1,082
Marathon Oil Corp.	6.600%	10/1/2037	750	738
5 Nabors Industries Inc.	6.150%	2/15/2018	125	128
Nexen, Inc.	5.050%	11/20/2013	400	403
Nexen, Inc.	5.650%	5/15/2017	175	174
Nexen, Inc.	7.875%	3/15/2032	100	112
Nexen, Inc.	6.400%	5/15/2037	1,125	1,081
Norsk Hydro	7.250%	9/23/2027	800	925
Norsk Hydro	7.150%	1/15/2029	250	289
Occidental Petroleum	6.750%	1/15/2012	625	688
PanCanadian Energy Corp.	7.200%	11/1/2031	625	678
Petro-Canada	4.000%	7/15/2013	800	784
Petro-Canada	7.875%	6/15/2026	100	113
Petro-Canada	5.350%	7/15/2033	450	377
Petro-Canada	5.950%	5/15/2035	500	460
Petro-Canada Financial Partnership	5.000%	11/15/2014	25	25
Phillips Petroleum Co.	8.750%	5/25/2010	1,325	1,480
Questar Market Resources	6.050%	9/1/2016	350	365
Shell International Finance	5.625%	6/27/2011	50	54
Shell International Finance	4.950%	3/22/2012	375	396
Shell International Finance	5.200%	3/22/2017	300	317
Suncor Energy, Inc.	6.500%	6/15/2038	850	837
Sunoco, Inc.	4.875%	10/15/2014	175	171
Sunoco, Inc.	5.750%	1/15/2017	200	199
Talisman Energy, Inc.	5.125%	5/15/2015	100	100
Talisman Energy, Inc.	5.850%	2/1/2037	650	592
Tosco Corp.	8.125%	2/15/2030	1,150	1,461
Transocean Inc.	5.250%	3/15/2013	100	102
Transocean Inc.	6.000%	3/15/2018	425	436
Transocean Inc.	7.500%	4/15/2031	300	335
Transocean Inc.	6.800%	3/15/2038	450	460
Valero Energy Corp.	6.875%	4/15/2012	700	757
Valero Energy Corp.	7.500%	4/15/2032	750	779
Valero Energy Corp.	6.625%	6/15/2037	200	191
Weatherford International Inc.	6.350%	6/15/2017	300	310
Weatherford International Inc.	6.500%	8/1/2036	1,100	1,034
Weatherford International Inc.	6.800%	6/15/2037	150	150
XTO Energy, Inc.	5.900%	8/1/2012	425	448
XTO Energy, Inc.	6.250%	4/15/2013	250	270
XTO Energy, Inc.	4.900%	2/1/2014	200	198
XTO Energy, Inc.	5.000%	1/31/2015	200	198
XTO Energy, Inc.	5.300%	6/30/2015	150	150
XTO Energy, Inc.	6.250%	8/1/2017	400	424
XTO Energy, Inc.	6.750%	8/1/2037	275	294
Technology (0.2%)
Agilent Technologies Inc.	6.500%	11/1/2017	700	714
Cisco Systems Inc.	5.250%	2/22/2011	2,250	2,352
Cisco Systems Inc.	5.500%	2/22/2016	900	926
Electronic Data Systems	7.125%	10/15/2009	175	178
Electronic Data Systems	6.500%	8/1/2013	225	224
Equifax Inc.	6.300%	7/1/2017	125	124
Equifax Inc.	7.000%	7/1/2037	150	131
Fiserv, Inc.	6.125%	11/20/2012	850	875
Fiserv, Inc.	6.800%	11/20/2017	475	492
Harris Corp.	5.000%	10/1/2015	425	416
Hewlett-Packard Co.	5.250%	3/1/2012	450	477
Hewlett-Packard Co.	4.500%	3/1/2013	175	178
Hewlett-Packard Co.	5.400%	3/1/2017	225	231
Hewlett-Packard Co.	5.500%	3/1/2018	250	257
IBM International Group Capital	5.050%	10/22/2012	1,500	1,569
International Business Machines Corp.	4.950%	3/22/2011	150	156
International Business Machines Corp.	7.500%	6/15/2013	550	632
International Business Machines Corp.	5.700%	9/14/2017	1,975	2,078
International Business Machines Corp.	7.125%	12/1/2096	950	1,068
Intuit Inc.	5.400%	3/15/2012	200	201
Intuit Inc.	5.750%	3/15/2017	250	244
Motorola, Inc.	7.625%	11/15/2010	130	137
Motorola, Inc.	8.000%	11/1/2011	25	26
Motorola, Inc.	5.375%	11/15/2012	275	255
Motorola, Inc.	7.500%	5/15/2025	75	66
Motorola, Inc.	6.500%	11/15/2028	200	156
Motorola, Inc.	6.625%	11/15/2037	275	217
National Semiconductor	6.600%	6/15/2017	700	705
Oracle Corp.	5.000%	1/15/2011	250	257
Oracle Corp.	5.250%	1/15/2016	900	903
Philips Electronics NV	4.625%	3/11/2013	150	150
Philips Electronics NV	5.750%	3/11/2018	250	255
Pitney Bowes, Inc.	4.625%	10/1/2012	500	509
Pitney Bowes, Inc.	4.875%	8/15/2014	25	25
Pitney Bowes, Inc.	5.000%	3/15/2015	75	74
Pitney Bowes, Inc.	4.750%	1/15/2016	1,225	1,188
Science Applications International Corp.	6.250%	7/1/2012	100	110
Science Applications International Corp.	5.500%	7/1/2033	100	86
5 Tyco Electronics Group	6.550%	10/1/2017	350	370
Xerox Capital Trust I	8.000%	2/1/2027	100	98
Xerox Corp.	7.125%	6/15/2010	375	396
Xerox Corp.	6.875%	8/15/2011	200	209
Xerox Corp.	5.500%	5/15/2012	150	149
Xerox Corp.	7.625%	6/15/2013	225	233
Xerox Corp.	6.400%	3/15/2016	375	387
Xerox Corp.	6.750%	2/1/2017	350	367
Transportation (0.2%)
3 American Airlines, Inc.	6.855%	4/15/2009	184	180
American Airlines, Inc.	7.024%	10/15/2009	1,000	993
American Airlines, Inc.	7.858%	10/1/2011	100	100
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	1,250	1,365
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	350	363
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	75	75
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	209
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	241
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	500	479
Canadian National Railway Co.	4.250%	8/1/2009	300	304
Canadian National Railway Co.	6.800%	7/15/2018	775	864
Canadian National Railway Co.	6.250%	8/1/2034	350	352
Canadian National Railway Co.	6.200%	6/1/2036	350	350
Canadian Pacific Rail	6.250%	10/15/2011	350	365
Canadian Pacific Rail	7.125%	10/15/2031	450	437
Canadian Pacific Rail	5.950%	5/15/2037	250	209
CNF, Inc.	6.700%	5/1/2034	350	315
3 Continental Airlines, Inc.	6.648%	9/15/2017	1,311	1,291
CSX Corp.	6.750%	3/15/2011	400	425
CSX Corp.	6.300%	3/15/2012	400	414
CSX Corp.	5.600%	5/1/2017	25	24
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	250	248
3 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	231	228
Delta Air Lines, Inc.	7.111%	9/18/2011	250	244
3,5 Delta Air Lines, Inc.	6.821%	8/10/2022	608	586
FedEx Corp.	3.500%	4/1/2009	400	398
FedEx Corp.	5.500%	8/15/2009	200	205
Norfolk Southern Corp.	6.200%	4/15/2009	1,250	1,282
Norfolk Southern Corp.	7.700%	5/15/2017	400	469
Norfolk Southern Corp.	9.750%	6/15/2020	116	152
Norfolk Southern Corp.	5.590%	5/17/2025	72	67
Norfolk Southern Corp.	7.800%	5/15/2027	525	609
Norfolk Southern Corp.	5.640%	5/17/2029	100	92
Norfolk Southern Corp.	7.050%	5/1/2037	200	219
Norfolk Southern Corp.	7.900%	5/15/2097	100	116
Ryder System Inc.	5.950%	5/2/2011	350	362
Ryder System Inc.	5.850%	3/1/2014	250	249
Ryder System Inc.	5.850%	11/1/2016	75	73
Southwest Airlines Co.	6.500%	3/1/2012	650	672
Southwest Airlines Co.	5.750%	12/15/2016	200	196
Southwest Airlines Co.	5.125%	3/1/2017	400	371
3 Southwest Airlines Co.	6.150%	8/1/2022	147	143
Union Pacific Corp.	6.125%	1/15/2012	25	27
Union Pacific Corp.	6.500%	4/15/2012	75	81
Union Pacific Corp.	5.450%	1/31/2013	650	670
Union Pacific Corp.	5.750%	11/15/2017	700	711
Union Pacific Corp.	7.125%	2/1/2028	500	546
Union Pacific Corp.	6.625%	2/1/2029	200	207
3 United Air Lines Inc.	6.636%	7/2/2022	195	181
United Parcel Service of America	6.200%	1/15/2038	725	773
Industrial Other (0.0%)
Black & Decker Corp.	5.750%	11/15/2016	75	74
Cintas Corp.	6.125%	12/1/2017	225	232
Cooper Industries, Inc.	5.250%	11/15/2012	425	437
Dover Corp.	4.875%	10/15/2015	225	222
Rockwell Automation	5.650%	12/1/2017	25	26
Rockwell Automation	6.700%	1/15/2028	200	217
Rockwell Automation	6.250%	12/1/2037	325	334

				350,651

Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/2033	400	415
Alabama Power Co.	4.850%	12/15/2012	200	206
Alabama Power Co.	5.500%	10/15/2017	550	565
American Electric Power Co., Inc.	5.375%	3/15/2010	325	333
American Electric Power Co., Inc.	5.250%	6/1/2015	500	496
5 American Water Capital Corp.	6.085%	10/15/2017	650	680
5 American Water Capital Corp.	6.593%	10/15/2037	500	503
Arizona Public Service Co.	5.800%	6/30/2014	50	49
Arizona Public Service Co.	4.650%	5/15/2015	275	249
Baltimore Gas & Electric Co.	5.900%	10/1/2016	375	372
Carolina Power & Light Co.	6.500%	7/15/2012	350	381
Carolina Power & Light Co.	5.125%	9/15/2013	325	342
CenterPoint Energy Houston	5.700%	3/15/2013	1,425	1,507
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	675	718
Cleveland Electric Illumination Co.	7.880%	11/1/2017	200	224
Columbus Southern Power	5.850%	10/1/2035	400	370
Commonwealth Edison Co.	5.950%	8/15/2016	650	653
Commonwealth Edison Co.	6.150%	9/15/2017	600	614
Commonwealth Edison Co.	6.450%	1/15/2038	900	867
Connecticut Light & Power Co.	6.350%	6/1/2036	750	746
Consolidated Edison Co. of New York	5.375%	12/15/2015	125	127
Consolidated Edison Co. of New York	5.500%	9/15/2016	350	358
Consolidated Edison Co. of New York	5.300%	3/1/2035	300	260
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	393
Consolidated Edison Co. of New York	6.300%	8/15/2037	150	151
Constellation Energy Group, Inc.	7.000%	4/1/2012	100	107
Constellation Energy Group, Inc.	4.550%	6/15/2015	725	657
Constellation Energy Group, Inc.	7.600%	4/1/2032	100	98
Consumers Energy Co.	5.000%	2/15/2012	725	733
Consumers Energy Co.	5.375%	4/15/2013	175	181
Consumers Energy Co.	5.500%	8/15/2016	425	423
DDuke Energy Carolinas LLC	6.100%	6/1/2037	1,000	988
Detroit Edison Co.	5.700%	10/1/2037	125	116
Dominion Resources, Inc.	5.150%	7/15/2015	700	690
Dominion Resources, Inc.	6.000%	11/30/2017	550	579
Dominion Resources, Inc.	5.250%	8/1/2033	200	201
3 Dominion Resources, Inc.	7.500%	6/30/2066	175	161
3 Dominion Resources, Inc.	6.300%	9/30/2066	50	46
DTE Energy Co.	7.050%	6/1/2011	250	267
Duke Energy Corp.	6.250%	1/15/2012	600	643
El Paso Electric Co.	6.000%	5/15/2035	175	162
Energy East Corp.	6.750%	6/15/2012	500	539
Energy East Corp.	6.750%	7/15/2036	400	379
Exelon Corp.	4.900%	6/15/2015	500	483
FirstEnergy Corp.	6.450%	11/15/2011	1,050	1,097
FirstEnergy Corp.	7.375%	11/15/2031	850	914
Florida Power & Light Co.	4.850%	2/1/2013	250	260
Florida Power & Light Co.	5.550%	11/1/2017	250	265
Florida Power & Light Co.	5.950%	10/1/2033	100	101
Florida Power & Light Co.	5.625%	4/1/2034	225	217
Florida Power & Light Co.	4.950%	6/1/2035	200	175
Florida Power & Light Co.	5.400%	9/1/2035	575	537
Florida Power & Light Co.	6.200%	6/1/2036	50	52
Florida Power & Light Co.	5.650%	2/1/2037	300	294
Florida Power & Light Co.	5.850%	5/1/2037	200	199
Florida Power Corp.	4.500%	6/1/2010	700	723
Florida Power Corp.	4.800%	3/1/2013	50	52
Florida Power Corp.	6.350%	9/15/2037	300	313
FPL Group Capital, Inc.	5.625%	9/1/2011	225	238
3 FPL Group Capital, Inc.	6.350%	10/1/2066	225	207
3 FPL Group Capital, Inc.	6.650%	6/15/2067	275	260
5 Illinois Power	6.125%	11/15/2017	25	25
Jersey Central Power & Light	5.625%	5/1/2016	350	354
Jersey Central Power & Light	5.650%	6/1/2017	350	356
Kansas City Power & Light	6.050%	11/15/2035	200	191
MidAmerican Energy Co.	5.650%	7/15/2012	75	79
MidAmerican Energy Co.	5.950%	7/15/2017	150	157
MidAmerican Energy Co.	6.750%	12/30/2031	325	348
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	750	794
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	300	293
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	1,300	1,262
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	500	504
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/2010	150	155
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	700	704
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	650	658
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	175	175
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	600	689
NiSource Finance Corp.	7.875%	11/15/2010	750	801
Northern States Power Co.	6.250%	6/1/2036	700	730
Northern States Power Co.	6.200%	7/1/2037	50	53
NStar Electric Co.	4.875%	10/15/2012	75	78
NStar Electric Co.	4.875%	4/15/2014	225	227
NStar Electric Co.	5.625%	11/15/2017	325	345
Ohio Edison	6.400%	7/15/2016	550	574
Ohio Power Co.	6.000%	6/1/2016	150	156
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	174
Oncor Electric Delivery Co.	7.250%	1/15/2033	600	608
Pacific Gas & Electric Co.	4.800%	3/1/2014	150	152
Pacific Gas & Electric Co.	5.625%	11/30/2017	250	256
Pacific Gas & Electric Co.	6.050%	3/1/2034	825	811
Pacific Gas & Electric Co.	5.800%	3/1/2037	525	498
PacifiCorp	6.900%	11/15/2011	500	549
PacifiCorp	5.250%	6/15/2035	475	428
PECO Energy Co.	5.350%	3/1/2018	125	127
Pennsylvania Electric Co.	6.050%	9/1/2017	75	75
Pepco Holdings, Inc.	6.450%	8/15/2012	175	188
PPL Electric Utilities Corp.	6.250%	8/15/2009	800	833
PPL Energy Supply LLC	6.400%	11/1/2011	250	257
PPL Energy Supply LLC	6.200%	5/15/2016	150	151
Progress Energy, Inc.	7.100%	3/1/2011	446	476
Progress Energy, Inc.	7.750%	3/1/2031	625	735
Progress Energy, Inc.	7.000%	10/30/2031	550	598
PSE&G Power LLC	7.750%	4/15/2011	250	274
PSE&G Power LLC	6.950%	6/1/2012	800	868
PSE&G Power LLC	5.500%	12/1/2015	750	742
PSI Energy Inc.	5.000%	9/15/2013	250	251
Public Service Co. of Colorado	6.250%	9/1/2037	300	305
Public Service Co. of Oklahoma	6.625%	11/15/2037	275	275
Public Service Electric & Gas	5.800%	5/1/2037	225	221
Puget Sound Energy Inc.	5.483%	6/1/2035	100	87
Puget Sound Energy Inc.	6.274%	3/15/2037	500	483
SCANA Corp.	6.875%	5/15/2011	625	666
Sierra Pacific Power Co.	6.000%	5/15/2016	200	198
Sierra Pacific Power Co.	6.750%	7/1/2037	400	390
South Carolina Electric & Gas Co.	6.625%	2/1/2032	450	489
Southern California Edison Co.	4.650%	4/1/2015	300	301
Southern California Edison Co.	5.000%	1/15/2016	400	407
Southern California Edison Co.	6.650%	4/1/2029	225	229
Southern California Edison Co.	6.000%	1/15/2034	675	683
Southern California Edison Co.	5.750%	4/1/2035	275	269
Southern Power Co.	6.250%	7/15/2012	425	459
Southern Power Co.	4.875%	7/15/2015	400	389
Tampa Electric Co.	6.550%	5/15/2036	375	371
Union Electric Co.	5.400%	2/1/2016	350	349
Virginia Electric & Power Co.	5.100%	11/30/2012	225	233
Virginia Electric & Power Co.	5.400%	1/15/2016	700	708
Virginia Electric & Power Co.	6.000%	1/15/2036	875	859
Virginia Electric & Power Co.	6.000%	5/15/2037	350	344
Virginia Electric & Power Co.	6.350%	11/30/2037	125	128
Wisconsin Electric Power Co.	5.625%	5/15/2033	200	187
3 Wisconsin Energy Corp.	6.250%	5/15/2067	525	480
Wisconsin Power & Light Co.	6.375%	8/15/2037	300	310
Xcel Energy, Inc.	5.613%	4/1/2017	631	635
Xcel Energy, Inc.	6.500%	7/1/2036	225	220
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/2011	300	324
Atmos Energy Corp.	4.000%	10/15/2009	500	499
Atmos Energy Corp.	4.950%	10/15/2014	1,000	962
Boardwalk Pipelines LLC	5.500%	2/1/2017	200	187
CenterPoint Energy Resources	7.875%	4/1/2013	250	278
CenterPoint Energy Resources	6.150%	5/1/2016	300	307
Consolidated Natural Gas	6.250%	11/1/2011	300	318
Consolidated Natural Gas	5.000%	12/1/2014	525	529
Duke Capital Corp.	5.668%	8/15/2014	400	395
Duke Energy Field Services	7.875%	8/16/2010	275	295
El Paso Natural Gas Co.	5.950%	4/15/2017	225	225
Energy Transfer Partners LP	5.650%	8/1/2012	275	275
Energy Transfer Partners LP	5.950%	2/1/2015	300	292
Energy Transfer Partners LP	6.125%	2/15/2017	300	294
Energy Transfer Partners LP	6.625%	10/15/2036	150	142
** Enron Corp.	9.125%	4/1/2003	700	117
** Enron Corp.	7.125%	5/15/2007	300	50
** Enron Corp.	6.875%	10/15/2007	1,000	168
Enterprise Products Operating LP	4.950%	6/1/2010	475	482
Enterprise Products Operating LP	5.600%	10/15/2014	450	451
Enterprise Products Operating LP	6.300%	9/15/2017	275	285
Enterprise Products Operating LP	6.875%	3/1/2033	150	150
KeySpan Corp.	8.000%	11/15/2030	200	232
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	475	504
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	175	179
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	350	348
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	475	464
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	255
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	100	99
Magellan Midstream Partners, LP	5.650%	10/15/2016	150	151
National Grid PLC	6.300%	8/1/2016	1,025	1,054
ONEOK Inc.	5.200%	6/15/2015	300	296
ONEOK Inc.	6.000%	6/15/2035	275	248
ONEOK Partners, LP	5.900%	4/1/2012	350	366
ONEOK Partners, LP	6.150%	10/1/2016	600	613
ONEOK Partners, LP	6.650%	10/1/2036	1,400	1,351
Panhandle Eastern Pipeline	6.200%	11/1/2017	800	781
San Diego Gas & Electric	5.300%	11/15/2015	100	102
San Diego Gas & Electric	5.350%	5/15/2035	100	92
Sempra Energy	7.950%	3/1/2010	50	53
Sempra Energy	6.000%	2/1/2013	200	216
Southern California Gas Co.	5.750%	11/15/2035	25	24
5 Southern Natural Gas	5.900%	4/1/2017	975	973
Texas Gas Transmission	4.600%	6/1/2015	250	234
Trans-Canada Pipelines	4.000%	6/15/2013	750	736
Trans-Canada Pipelines	5.600%	3/31/2034	800	720
Trans-Canada Pipelines	5.850%	3/15/2036	125	115
3 Trans-Canada Pipelines	6.350%	5/15/2067	400	350
Williams Cos., Inc.	7.750%	6/15/2031	200	214

				72,165

Total Corporate Bonds
(Cost $1,018,488)				1,007,784

Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)

Asian Development Bank	4.500%	9/4/2012	500	533
Asian Development Bank	5.593%	7/16/2018	500	567
China Development Bank	4.750%	10/8/2014	450	452
China Development Bank	5.000%	10/15/2015	175	177
Corp. Andina de Fomento	5.200%	5/21/2013	425	423
Corp. Andina de Fomento	5.750%	1/12/2017	825	788
Development Bank of Japan	4.250%	6/9/2015	250	259
Eksportfinans	5.500%	5/25/2016	125	137
Eksportfinans	5.500%	6/26/2017	450	492
European Investment Bank	4.875%	1/17/2017	1,225	1,315
Export-Import Bank of Korea	4.500%	8/12/2009	725	736
Export-Import Bank of Korea	4.625%	3/16/2010	200	205
Export-Import Bank of Korea	5.500%	10/17/2012	1,100	1,148
Export-Import Bank of Korea	5.125%	3/16/2015	150	145
Federation of Malaysia	8.750%	6/1/2009	500	533
Federation of Malaysia	7.500%	7/15/2011	1,200	1,345
Financement Quebec	5.000%	10/25/2012	500	541
Inter-American Development Bank	5.625%	4/16/2009	2,000	2,078
Inter-American Development Bank	8.500%	3/15/2011	175	202
Inter-American Development Bank	7.000%	6/15/2025	250	316
International Bank for Reconstruction & Development	4.125%	6/24/2009	325	331
International Bank for Reconstruction & Development	4.125%	8/12/2009	1,775	1,808
Japan Bank International	4.750%	5/25/2011	675	716
Japan Finance Corp.	5.875%	3/14/2011	375	408
Japan Finance Corp.	4.625%	4/21/2015	500	521
Japan Finance Corp.	5.000%	5/16/2017	500	538
KFW International Finance Inc.	4.500%	9/21/2009	1,600	1,654
KFW International Finance Inc.	4.875%	10/19/2009	750	783
Korea Development Bank	4.750%	7/20/2009	900	917
Korea Development Bank	4.625%	9/16/2010	600	622
Korea Development Bank	5.750%	9/10/2013	1,100	1,146
Korea Electric Power	7.750%	4/1/2013	750	860
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	700	726
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	850	906
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	4,150	4,276
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	500	515
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	400	429
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	25	26
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	400	433
Kreditanstalt fur Wiederaufbau	4.375%	3/15/2018	3,150	3,236
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	225	228
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	750	819
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	375	403
Mass Transit Railway Corp.	7.500%	11/8/2010	300	331
Nordic Investment Bank	3.875%	6/15/2010	350	357
Oesterreichische Kontrollbank	5.000%	4/25/2017	300	327
Ontario Hydro Electric	7.450%	3/31/2013	600	697
Pemex Project Funding Master Trust	9.125%	10/13/2010	60	67
Pemex Project Funding Master Trust	6.625%	6/15/2035	850	880
People's Republic of China	4.750%	10/29/2013	200	206
Petrobras International Finance	6.125%	10/6/2016	1,225	1,229
Petrobras International Finance	8.375%	12/10/2018	300	348
Province of Manitoba	7.500%	2/22/2010	1,000	1,082
Province of Nova Scotia	5.750%	2/27/2012	250	275
Province of Ontario	3.625%	10/21/2009	225	227
Province of Ontario	5.000%	10/18/2011	2,500	2,672
Province of Ontario	4.750%	1/19/2016	1,075	1,132
Province of Ontario	5.450%	4/27/2016	775	855
Province of Quebec	5.000%	7/17/2009	1,250	1,282
Province of Quebec	4.600%	5/26/2015	350	360
Province of Quebec	5.125%	11/14/2016	525	563
Province of Quebec	7.125%	2/9/2024	400	503
Province of Quebec	7.500%	9/15/2029	1,000	1,335
Quebec Hydro Electric	6.300%	5/11/2011	2,325	2,549
Quebec Hydro Electric	8.400%	1/15/2022	500	697
Region of Lombardy, Italy	5.804%	10/25/2032	500	550
Republic of Chile	7.125%	1/11/2012	350	390
Republic of Chile	5.500%	1/15/2013	100	107
Republic of Hungary	4.750%	2/3/2015	1,100	1,128
Republic of Italy	6.000%	2/22/2011	1,175	1,272
Republic of Italy	5.625%	6/15/2012	2,775	3,059
Republic of Italy	4.750%	1/25/2016	2,750	2,901
Republic of Italy	5.250%	9/20/2016	225	246
Republic of Italy	6.875%	9/27/2023	125	153
Republic of Italy	5.375%	6/15/2033	1,400	1,478
Republic of Korea	4.250%	6/1/2013	1,550	1,572
Republic of Poland	6.250%	7/3/2012	975	1,059
Republic of Poland	5.000%	10/19/2015	375	392
Republic of South Africa	7.375%	4/25/2012	1,175	1,279
Republic of South Africa	6.500%	6/2/2014	650	681
Republic of South Africa	5.875%	5/30/2022	100	94
State of Israel	4.625%	6/15/2013	200	205
State of Israel	5.500%	11/9/2016	850	911
Swedish Export Credit Corp.	4.500%	9/27/2010	250	261
United Mexican States	9.875%	2/1/2010	500	558
United Mexican States	8.375%	1/14/2011	1,800	2,030
United Mexican States	7.500%	1/14/2012	145	163
United Mexican States	6.375%	1/16/2013	767	840
United Mexican States	5.875%	1/15/2014	750	803
United Mexican States	6.625%	3/3/2015	343	383
United Mexican States	11.375%	9/15/2016	100	145
United Mexican States	5.625%	1/15/2017	2,700	2,835
United Mexican States	6.750%	9/27/2034	3,207	3,568

Total Sovereign Bonds
(Cost $77,753)				81,730

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,450	1,479
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,600	3,568
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	650	679
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	425	512
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	15	15
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	335	329
Oregon (Taxable Pension) GO	5.762%	6/1/2023	250	274
Oregon (Taxable Pension) GO	5.892%	6/1/2027	375	408
Oregon School Board Assn.	4.759%	6/30/2028	300	265
Oregon School Board Assn.	5.528%	6/30/2028	125	130
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	400	386
Wisconsin Public Service Rev.	4.800%	5/1/2013	275	286
Wisconsin Public Service Rev.	5.700%	5/1/2026	325	357

Total Taxable Municipal Bonds
(Cost $8,244)				8,688

Other Bonds (0.1%)

European Investment Bank	5.000%	2/8/2010	75	79
European Investment Bank	5.125%	5/30/2017	2,350	2,574
European Investment Bank	4.625%	9/15/2010	1,325	1,408
European Investment Bank	4.000%	3/3/2010	1,400	1,452
European Investment Bank	5.250%	6/15/2011	750	807
European Investment Bank	5.125%	9/13/2016	300	327
European Investment Bank	3.250%	2/15/2011	2,200	2,256
European Investment Bank	2.875%	3/15/2013	1,150	1,157
European Investment Bank	4.625%	5/15/2014	2,000	2,097

Total Other Bonds
(Cost $11,519)				12,157

			Shares

Temporary Cash Investments (1.1%)

Money Market Fund (1.1%)
6 Vanguard Market Liquidity Fund	2.800%	102,818,288	102,818
			Face
			Amount
			($000)
			--
U.S. Agency Obligation (0.0%)
2,7 Federal National Mortgage Assn.	2.701%	4/21/2008	3,000	2,996

Total Temporary Cash Investments
(Cost $105,814)				105,814

Total Investments (100.5%)
(Cost $7,829,559)				9,350,409

Other Assets and Liabilities-Net (-0.5%)				(43,591)

Net Assets (100%)				9,306,818

*	Non-income-producing security.
**	Non-income-producing security — security in default.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $24,117,000, representing 0.3% of net assets. 6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. 7 Securities with a value of $2,996,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
REIT —Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $7,829,559,000. Net unrealized appreciation of investment securities for tax purposes was $1,520,850,000, consisting of unrealized gains of $1,970,094,000 on securities that had risen in value since their purchase and $449,244,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.5% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	53	17,543	-
Russell 2000 Index	11	3,795	87
S&P MidCap 400 Index	5	1,954	39

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid [3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/08	BOA	19,600	2.753%	467
4/30/08	BOA	55,500	2.853%	1,318
4/30/08	LEH	29,000	2.859%	691
5/31/08	BOA	8,500	2.703%	24
5/31/08	BOA	8,500	2.703%	203
5/31/08	BOA	8,500	2.703%	262
6/30/08	LEH	25,000	2.499%	603
7/31/08	BOA	7,000	2.953%	95
7/31/08	BOA	7,000	2.953%	165
7/31/08	BOA	7,000	2.953%	591
11/30/08	LEH	8,000	2.859%	95
11/30/08	LEH	8,000	2.859%	191
Hybrid ARM Index
4/30/08	LEH	3,000	2.699%	(5)

				4,700

1	BOA-Bank of America. LEH-Lehman Brothers Special Financing Inc.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Forward Currency Contracts ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	5,622,058	126	-

Level 2- Other Significant Observable Inputs	3,728,351	-	4,700

Level 3- Significant Unobservable Inputs	-	-	-

Total	9,350,409	126	4,700

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.